UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-09221

Community Capital Trust

(Exact name of Registrant as specified in charter)

2500 Weston Road

Suite 101

Weston, FL 33331

(Address of principal executive offices) (Zip code)

Michael P. Malloy, Esquire

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

Philadelphia, PA 19103

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-272-1977

Date of fiscal year end: May 31, 2018

Date of reporting period: May 31, 2018

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A Registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.	Report to Stockholders.

A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1) is attached hereto.

COMMUNITY CAPITAL TRUST

CCM ALTERNATIVE INCOME FUND

(THE “FUND”)

May 31, 2018

1

Dear Shareholder:

On behalf of the Board of Trustees of The Community Capital Trust, I am pleased to present the CCM Alternative Income Fund Annual Report to Shareholders for the year ended May 31, 2018.

The Fund celebrated its five-year anniversary and, during the one-year period ended May 31, 2018, reached the majority of its goals, including low volatility, income of 3.0 to 4.0% above 3-month T-Bills, monthly distributions, and low correlation to the equity (S&P 500) market.

We applaud the disciplined and productive efforts of Community Capital Management, Inc., registered investment advisor to the Fund, and we thank you, our shareholders.

Sincerely,

John Taylor
Chairman, Board of Trustees

2

CCM Alternative Income Fund

TABLE OF CONTENTS

Manager's Discussion & Analysis	3
Fund Profile	4
Expenses	6
Financial Statements and Notes:
Schedule of Investments	7
Statement of Assets and Liabilities	20
Statement of Operations	21
Statements of Changes in Net Assets	22
Statement of Cash Flows	23
Financial Highlights	24
Notes to Financial Statements	25
Report of Independent Registered Public Accounting Firm	38
Notice to Shareholders	39
Trustees and Officers	40
Approval of Advisory Agreement	44

3

Manager’s Discussion & Analysis (Unaudited)

The CCM Alternative Income Fund (the “Fund”) finished its fifth year of operation, continuing its focus on delivering monthly income with low volatility and low correlation to both bond and stock markets.

As of May 31, 2018, the Fund’s 30-day SEC yield of 5.63% exceeded its goal to produce income of 3-month T-Bills plus 3.0 to 4.0%. The Fund’s target correlation range of 0.0 to 0.5 to the S&P 500 (“S&P”) was achieved. The Fund’s correlation was slightly better than its target range of 0.0 to 0.5 to the Bloomberg Barclays Aggregate Bond Index (the “Agg”) at -0.03. In addition, the Fund’s standard deviation (volatility of returns) of 3.45% was within the range of its stated standard deviation goal of 2.0 to 4.0%. The Fund’s total return for the 12-month period ended May 31, 2018 was 4.10% as the equity market environment continues to be a headwind for value oriented and hedged strategies.

Rising rates, led by three Federal Reserve rate hikes and increasing inflation rates, provided a tail wind for the portfolio’s interest rate hedged fixed income holdings. The Fund’s beta (or the part of its returns that can be explained by the movement of the overall markets) was negative versus the bond market (-0.04 relative to the Agg). The Agg returned -0.37% for the 12-month period ended May 31, 2018.

The S&P’s total return of 14.38% during the twelve-month period ended May 31, 2018 was largely driven by multiple expansion within the growth sectors of the market, the new tax law, and continued belief in Trump’s economic policies. Growth stocks outperformed value stocks by 10.50% on a total return basis (as measured by the S&P 500 Growth and Value Indices), which created a headwind for the Fund’s hedged equity holdings.

The portfolio management’s team focus on the Fund’s investment goals and objectives remains consistent: to deliver low volatility income and returns with a strong measure of capital preservation.

Total return figures represent past performance and do not indicate future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less that their original cost. Current performance may be higher or lower than the total returns shown. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events or a guarantee of future results. This information should not be relied upon as research or investment advice.

Investing involves risk, including possible loss of principal.

The Fund is distributed by SEI Investments Distribution Co., which is not affiliated with Community Capital Management, Inc.

4

CCM Alternative Income Fund

Fund Profile May 31, 2018 (Unaudited)

Annual Total Returns	One Year Ended May 31, 2018	Five Years Ended May 31, 2018	Inception to Date
CCM Alternative Income Fund — Institutional	4.10%	2.75%	2.75%*
FTSE 3-Month Treasury Bill Index	1.24%	0.37%	0.37%*

*	Commenced operations on May 31, 2013. Index return is based on Institutional Shares inception date.

The above illustration compares a $100,000 investment made in the Fund to a broad based index, FTSE 3-Month Treasury Bill Index. The FTSE 3-Month Treasury Bill Index tracks the performance of U.S. Treasury Bills with a remaining maturity of three months.

Past performance does not predict future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects fee waivers and expense limitations in effect. In their absence, performance would be reduced. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns. The Fund’s performance includes reinvestment of income and capital gains distributions, if any. All market indices are unmanaged and do not take into account any fees or expenses. It is not possible to invest directly in any index.

5

Top Ten Holdings*
(% of Net Assets)

FHA Project Loan, 07/01/2047	5.37%
Citigroup, 12/29/2049	3.47%
JPMorgan Chase, 12/31/2049	3.41%
Skandinaviska Enskilda Banken MTN, 11/29/2049	3.36%
Starwood Property Trust	3.17%
Independence Realty Trust	3.00%
HSBC Holdings, 12/29/2049	2.81%
Washoe County, 02/01/2040	2.64%
Dell Technologies Class V, Cl V	2.59%
Crestwood Equity Partners	2.51%
32.33%

*	Excludes Short-Term Investments

Asset Allocation**
(% of Net Assets)

Asset-Backed Securities	5.65%
Closed-End Funds	4.28%
Consumer Discretionary	5.32%
Consumer Staples	1.19%
Corporate Bonds	20.90%
Energy	9.55%
FGLMC Single Family	0.02%
FHA Project Loans	6.33%
Financials	7.65%
FNMA Multifamily	1.08%
GNMA Multifamily	1.46%
Industrials	4.71%
Information Technology	2.59%
Materials	3.66%
Money Market Fund	3.41%
Municipal Bonds	35.38%
Real Estate	4.14%
Small Business Administration	0.11%
USDA Loan	2.39%
Utilities	3.08%
Liabilities in Excess of Other Assets	(22.90)%
100.00%

**	Excludes securities sold short.

6

CCM Alternative Income Fund

Expenses May 31, 2018 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: transaction costs, such as wire fees; and ongoing costs, including management fees and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on December 1, 2017 and held for the six-month period ended May 31, 2018.

Actual expenses (Unaudited)

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes (Unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

		Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During Period* December 1, 2017 Through May 31, 2018
Actual	Institutional Shares	$1,000.00	$1,015.00	$12.71
Hypothetical (5% return before expenses)	Institutional Shares	$1,000.00	$1,012.32	$12.69

*	Expenses are equal to the annualized expense ratio of 2.53%, including dividend expense and prime broker fees on short sales, for Institutional Shares multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of 1.50% for the period December 1, 2017 to May 31, 2018.

7

Schedule of Investments May 31, 2018

	Shares/Principal Amount	Value
COMMON STOCK - 37.35%
Consumer Discretionary - 5.32%
Cedar Fair (a) (b)	9,000	$598,320
EnerCare (Canada)	59,000	783,572
IMAX (c) (d)	5,000	104,500
Six Flags Entertainment (d)	6,250	403,250
		1,889,642
Consumer Staples - 1.19%
B&G Foods (d)	15,000	422,250

Energy - 6.80%
Crestwood Equity Partners (a) (d)	26,500	890,400
Enterprise Products Partners (a) (d)	24,000	693,600
Enviva Partners (a)	7,251	219,705
ONEOK (b) (d)	6,000	408,960
Scorpio Tankers (b) (d)	70,000	203,000
		2,415,665
Financials - 7.65%
Blackstone Mortgage Trust (e)	12,100	382,239
Federated Investors	13,000	315,510
FS Investment	85,000	654,500
Starwood Property Trust (b) (e)	51,900	1,126,749
Tiptree	36,000	237,600
		2,716,598
Industrials - 2.92%
Aircastle	37,697	805,208
Macquarie Infrastructure (b)	6,000	232,200
		1,037,408
Information Technology - 2.59%
Dell Technologies, Cl V (c) (d)	11,400	919,524

Materials - 3.66%
International Paper (d)	10,000	535,000
Monsanto (d)	6,000	764,760
		1,299,760
Real Estate - 4.14%
Independence Realty Trust (b) (d) (e)	110,000	1,067,000
WP Carey (d) (e)	6,000	403,260
		1,470,260
Utilities - 3.08%
NRG Yield (b)	20,000	350,000
Pattern Energy Group (d)	40,000	743,200
		1,093,200
TOTAL COMMON STOCK
(Cost $12,307,529)		13,264,307

MUNICIPAL BONDS - 35.38%
Arizona - 0.06%
Pima County Industrial Development Authority
7.50%, 12/15/2018 (b)	$20,000	19,937

The accompanying notes are an integral part of the financial statements.

8

CCM Alternative Income Fund

	Principal Amount	Value
California - 3.92%
Central Valley Support Joint Powers Agency
6.08%, 09/01/2029 (b)	$150,000	$171,522
Rancho Cucamonga Redevelopment Agency Successor Agency
6.26%, 09/01/2031(b)	290,000	317,631
Sacramento County Public Financing Authority
6.58%, 12/01/2038 (b)	250,000	320,663
San Diego County Regional Airport Authority
5.59%, 07/01/2043 (b)	250,000	275,018
Tuolumne Wind Project Authority
6.92%, 01/01/2034 (b)	250,000	306,720
		1,391,554
Florida - 6.63%
Florida State Department of Environmental Protection
6.15%, 07/01/2027 (b)	145,000	149,770
Hollywood Beach Community Development District I
6.13%, 10/01/2039 (b)	220,000	250,844
6.25%, 10/01/2045 (b)	745,000	847,743
Miami-Dade County
7.50%, 04/01/2040 (b)	500,000	658,710
Orlando Community Redevelopment Agency
7.78%, 09/01/2040 (b)	405,000	445,731
		2,352,798
Georgia - 1.18%
Atlanta Development Authority
5.35%, 01/01/2035 (b)	400,000	420,616

Illinois - 1.39%
Bedford Park Village
6.57%, 12/01/2030 (b)	445,000	493,024

Louisiana - 1.60%
New Orleans Public Improvement
6.05%, 12/01/2038 (b)	500,000	568,110

Maryland - 2.08%
Baltimore
5.38%, 09/01/2025 (b)	230,000	234,501
5.38%, 09/01/2030 (b)	500,000	505,835
		740,336
Massachusetts - 0.04%
Massachusetts State Housing Finance Agency
4.78%, 12/01/2020	15,000	15,236

Minnesota - 0.47%
Minneapolis Development Revenue
6.50%, 06/01/2040 (b)	155,000	165,228

Missouri - 1.07%
Missouri State Health & Educational Facilities Authority
6.88%, 10/01/2040 (b)	365,000	378,877

The accompanying notes are an integral part of the financial statements.

9

	Principal Amount	Value
Nevada - 2.64%
Washoe County
7.97%, 02/01/2040	$675,000	$937,028

New Jersey - 1.80%
New Jersey State Economic Development Authority
3.29%, 07/01/2019	100,000	99,617
6.31%, 07/01/2026 (b)	495,000	539,956
		639,573
North Carolina - 0.68%
Charlotte Airport Special Facilities Revenue
6.06%, 07/01/2041(b)	225,000	241,605

Ohio - 1.66%
Montgomery
4.80%, 12/01/2037 (b)	110,000	112,559
Northeastern Ohio University's College of Medicine, Medical University Foundation
6.73%, 12/01/2030 (b)	230,000	234,522
7.08%, 12/01/2040 (b)	235,000	241,700
		588,781
Oklahoma - 0.35%
Oklahoma State Development Finance Authority
5.65%, 06/01/2041 (b)	120,000	125,640

South Carolina - 1.26%
Myrtle Beach
5.90%, 06/01/2039(b)	400,000	447,384

Texas - 4.16%
Austin
5.75%, 11/15/2042(b)	300,000	321,930
5.75%, 11/15/2042(b)	750,000	812,775
Harris County Cultural Education Facilities Finance
6.88%, 10/01/2033 (b)	330,000	341,857
		1,476,562
Utah - 0.12%
South Davis Sewer District
3.25%, 12/01/2023	45,000	43,792

Washington - 0.61%
King County Housing Authority
6.38%, 12/31/2046 (b)	215,000	217,305

West Virginia - 2.21%
Ohio County Special District Excise Tax Revenue
7.50%, 03/01/2019 (b)	550,000	570,081
8.25%, 03/01/2035 (b)	195,000	213,585
		783,666
Wisconsin - 1.45%
Green Bay Redevelopment Authority
5.90%, 06/01/2037 (b)	475,000	516,069
TOTAL MUNICIPAL BONDS
(Cost $12,277,396)		12,563,121

The accompanying notes are an integral part of the financial statements.

10

CCM Alternative Income Fund

	Principal Amount	Value
CORPORATE BONDS - 20.90%
Bank of America
3.50%, VAR ICE LIBOR USD 3 Month+0.630%, 05/17/2022	$100,000	$100,252
5.99%, VAR ICE LIBOR USD 3 Month+3.630%, 12/29/2049	378,000	379,890
Citigroup
5.88%, VAR ICE LIBOR USD 3 Month+4.059%, 12/29/2049	1,200,000	1,233,000
Cooperatieve Rabobank UA
11.00%, VAR ICE LIBOR USD 3 Month+10.868%, 12/31/2049(f)	500,000	535,625
Credit Agricole
6.63%, VAR USD Swap Semi 30/360 5 Year Curr+4.697%, 12/23/2166	300,000	301,475
DNB Bank
5.75%, VAR USD Swap Semi 30/360 5 Year Curr+4.075%, 03/26/2166	600,000	598,428
6.50%, VAR USD Swap Semi 30/360 5 Year Curr+5.080%, 12/29/2049	750,000	768,750
HSBC Holdings
5.63%, VAR USD ICE Swap 11:00 NY 5 Yr+3.626%, 12/29/2049	1,000,000	998,750
JPMorgan Chase
5.83%, VAR ICE LIBOR USD 3 Month+3.470%, 12/31/2049	1,200,000	1,209,000
Salvation Army
5.68%, 09/01/2031	100,000	104,498
Skandinaviska Enskilda Banken
5.75%, VAR USD Swap Semi 30/360 5 Year Curr+3.850%, 11/29/2049	1,200,000	1,192,200
TOTAL CORPORATE BONDS
(Cost $7,572,227)		7,421,868

U.S. GOVERNMENT & AGENCY OBLIGATIONS - 11.39%
FGLMC Single Family - 0.02%
Pool FHR 2106 S, 6.13%, VAR LIBOR USD 1 Month+8.050%, 12/15/2028	47,258	7,035

FHA Project Loans - 6.33%
Pool A35272, 5.00%, 06/01/2035 (g) (h)	233,205	232,173
Pool Robin Ridge, 5.75%, 01/01/2035 (g) (h)	107,175	106,503
Pool 023-98146, 6.51%, 07/01/2047 (g) (h)	1,835,708	1,908,443
		2,247,119
FNMA Multifamily - 1.08%
Pool 464296, 5.86%, 01/01/2028 (b)	334,350	382,603

GNMA Multifamily - 1.46%
Pool 2010-68, 4.63%, VAR LIBOR USD 1 Month+6.580%, 06/20/2040	793,333	119,077
Pool 699710, 5.43%, 07/15/2044(b)	395,369	400,311
		519,388
Small Business Administration - 0.11%
2008-20C, 5.49%, 03/01/2028	36,652	38,947

The accompanying notes are an integral part of the financial statements.

11

	Principal Amount/ Shares	Value
USDA Loan - 2.39%
Pool Grand Prairie Apartments, 5.95%, 12/01/2047 (g) (h)	$803,378	$849,974
TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost $4,105,479)		4,045,066

ASSET-BACKED SECURITIES - 5.65%
HASC
2.35%, VAR ICE LIBOR USD 1 Month+0.390%, 11/25/2035	235,000	224,191
Mosaic Solar Loan Trust
4.01%, 06/22/2043 (f)	145,969	146,677
3.82%, 09/20/2042 (f)	129,883	129,501
Oportun Funding IV
3.28%, 11/08/2021 (f)	250,000	251,051
Oportun Funding VII
4.26%, 10/10/2023 (f)	340,000	339,494
Oportun Funding VIII
4.45%, 03/08/2024 (f)	375,000	376,402
TES
4.12%, 02/20/2048 (f)	244,161	240,673
4.33%, 10/20/2047(b) (f)	300,970	299,046
TOTAL ASSET-BACKED SECURITIES
(Cost $1,924,033)		2,007,035

PREFERRED STOCK - 4.54%
Energy - 2.75%
Scorpio Tankers, 06/01/2019 (d)	13,073	332,316
Targa Resources Partners, VAR ICE LIBOR USD 1 Month+7.710%, (b)	24,000	644,400
		976,716
Industrials - 1.79%
Seaspan, 04/30/2019 (d)	25,000	637,250
TOTAL PREFERRED STOCK
(Cost $1,553,936)		1,613,966

CLOSED-END FUNDS - 4.28%
Eaton Vance Limited Duration Income Fund (b)	26,400	336,600
PIMCO Dynamic Credit and Mortgage Income Fund (b)	18,000	424,620
Prudential Global Short Duration High Yield Fund	55,000	757,350
TOTAL CLOSED-END FUNDS
(Cost $1,487,117)		1,518,570

SHORT-TERM INVESTMENT - 3.41%
Money Market Fund - 3.41%
First American Government Obligations Fund, Cl Z, 1.59% (i)	1,209,841	1,209,841
TOTAL SHORT-TERM INVESTMENT
(Cost $1,209,841)		1,209,841

Total Investments (Cost $42,437,558) - 122.90%		$43,643,774
Liabilities in Excess of Other Assets, Net - (22.90)%		(8,132,777)
NET ASSETS - 100.00%		$35,510,997

The accompanying notes are an integral part of the financial statements.

12

CCM Alternative Income Fund

	Shares/Principal Amount	Value
COMMON STOCK SOLD SHORT - (6.17)%
Consumer Discretionary - (0.75)%
Restaurant Brands International	(4,500)	$(265,590)

Consumer Staples - (0.47)%
General Mills	(4,000)	(169,160)

Energy - (1.48)%
Eni SpA ADR	(10,000)	(364,600)
ExxonMobil	(2,000)	(162,480)
		(527,080)
Industrials - (0.20)%
General Electric (d)	(5,000)	(70,400)

Materials - (1.03)%
International Flavors & Fragrances	(3,000)	(366,390)

Real Estate - (1.37)%
AvalonBay Communities (e)	(1,000)	(165,540)
Equity Residential (e)	(5,000)	(319,950)
		(485,490)
Utilities - (0.87)%
Duke Energy	(4,000)	(308,640)
TOTAL COMMON STOCK SOLD SHORT
(Proceeds $2,171,040)		(2,192,750)

EXCHANGE TRADED FUNDS SOLD SHORT - (2.02)%
Financial Select Sector SPDR Fund	(2,500)	(67,950)
iShares iBoxx High Yield Corporate Bond Fund	(4,000)	(341,520)
SPDR S&P Dividend Fund	(1,500)	(138,045)
SPDR S&P Oil & Gas Exploration & Production ETF	(4,000)	(169,000)
TOTAL EXCHANGE TRADED FUNDS SOLD SHORT
(Proceeds $703,491)		(716,515)

CORPORATE BOND SOLD SHORT - (0.57)%
Tesla, 0.25%, 03/01/2019	$(200,000)	(201,933)
TOTAL CORPORATE BOND SOLD SHORT
(Proceeds $206,500)		(201,933)

Total Securities Sold Short
(Proceeds $3,081,031)		$(3,111,198)

	Contracts
PURCHASED OPTIONS - 0.43% (c) (j)
TOTAL PURCHASED OPTIONS
(Cost $215,503)	3,850	$152,771

WRITTEN OPTIONS - (0.16)% (c) (j)
TOTAL WRITTEN OPTIONS
(Premiums Received $58,495)	(698)	(56,879)

The accompanying notes are an integral part of the financial statements.

13

A list of the open futures contracts held by the Fund at May 31, 2018 is as follows:

Type of Contract	Number of Contracts Short	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
CAD Currency	(7)	Jun-2018	$(546,715)	$(540,505)	$6,210
CBT Mini DJIA	(4)	Jun-2018	(490,540)	(488,340)	2,200
CBT 10-Year DSF	(20)	Jun-2018	(1,875,004)	(1,884,063)	(9,059)
CBT 5-Year DSF	(66)	Jun-2018	(6,337,149)	(6,347,344)	(10,195)
Russell 2000 Index E-MINI	(8)	Jun-2018	(640,480)	(653,680)	(13,200)
S&P 500 Index E-MINI	(16)	Jun-2018	(2,231,041)	(2,164,400)	66,641
U.S. 10-Year Treasury Note	(50)	Jun-2018	(6,001,799)	(6,036,719)	(34,920)
U.S. 2-Year Treasury Note	(25)	Jun-2018	(5,312,453)	(5,311,328)	1,125
U.S. 5-Year Treasury Note	(14)	Jun-2018	(1,595,945)	(1,597,531)	(1,586)
U.S. Long Treasury Bond	(16)	Jun-2018	(2,292,414)	(2,336,000)	(43,586)
			$(27,323,540)	$(27,359,910)	$(36,370)

A list of the open options contracts held by the Fund at May 31, 2018, is as follows:

	Contracts	Notional Amount	Value
PURCHASED OPTIONS - 0.40%
Put Options
CBOE Global Markets
Expires 07/21/2018, Strike Price $95.00	50	$487,800	$10,700
CBS
Expires 06/16/2018, Strike Price $50.00	25	125,925	2,875
Consumer Staples Select Sector SPDR Fund
Expires 06/16/2018, Strike Price $50.00	20	99,320	1,700
General Electric
Expires 06/16/2018, Strike Price $15.00	50	70,400	5,050
Health Care Select Sector SPDR Fund
Expires 08/18/2018, Strike Price $82.00	50	412,050	9,500
iShares 20+ Year Treasury Bond ETF
Expires 07/21/2018, Strike Price $120.00	40	484,880	5,080
iShares iBoxx Investment Grade Corporate Bond ETF
Expires 06/16/2018, Strike Price $114.00	30	346,470	450

The accompanying notes are an integral part of the financial statements.

14

CCM Alternative Income Fund

	Contracts	Notional Amount	Value
iShares JP Morgan USD Emerging Markets Bond ETF
Expires 06/16/2018, Strike Price $108.00	30	$326,520	$1,800
iShares MSCI Emerging Markets ETF
Expires 06/16/2018, Strike Price $46.00	60	274,140	4,620
iShares MSCI Italy ETF
Expires 06/16/2018, Strike Price $30.00	20	60,580	1,000
iShares MSCI Spain ETF
Expires 06/16/2018, Strike Price 31.00	20	61,020	1,300
iShares Russell 2000 ETF
Expires 06/16/2018, Strike Price $155.00	20	325,540	660
iShares U.S. Real Estate ETF
Expires 06/16/2018, Strike Price $78.00	30	234,570	1,950
Santander Consumer USA Holdings
Expires 07/21/2018, Strike Price $18.00	20	35,820	1,900
SPDR Dow Jones Industrial Average ETF Trust
Expires 06/16/2018, Strike Price $236.00	20	488,360	1,520
SPDR S&P 500 ETF Trust
Expires 06/16/2018, Strike Price $265.00	25	677,350	3,175
Expires 07/21/2018, Strike Price $269.00	20	541,880	6,380
Tesla
Expires 06/16/2018, Strike Price $270.00	15	427,095	5,550
Expires 08/18/2018, Strike Price $240.00	15	427,095	13,200
Utilities Select Sector SPDR Fund
Expires 06/16/2018, Strike Price $49.00	40	203,960	440
Call Options
Alerian MLP ETF
Expires 06/16/2018, Strike Price $11.00	1200	1,242,000	6,000
American Equity Investment Life Holding
Expires 08/18/2018, Strike Price $30.00	10	35,440	5,600
Analog Devices
Expires 06/16/2018, Strike Price $95.00	15	145,770	3,855
B&G Foods
Expires 06/16/2018, Strike Price $30.00	200	563,000	2,000
Brinks
Expires 06/16/2018, Strike Price $80.00	30	—	10,500
Dell Technologies, Cl V
Expires 06/16/2018, Strike Price $80.00	14	112,924	5,306

The accompanying notes are an integral part of the financial statements.

15

	Contracts	Notional Amount	Value
IMAX
Expires 06/16/2018, Strike Price $23.00	40	$83,600		$360
Independence Realty Trust
Expires 07/21/2018, Strike Price $10.00	266	258,020		2,660
International Paper
Expires 06/16/2018, Strike Price $55.00	25	133,750		1,475
Expires 06/16/2018, Strike Price $56.00	100	535,000		2,600
Pattern Energy Group
Expires 06/16/2018, Strike Price $20.00	20	37,160		80
Expires 06/16/2018, Strike Price $22.50	295	548,110		885
Range Resources
Expires 06/16/2018, Strike Price $16.00	100	158,400		6,000
Scorpio Tankers
Expires 07/21/2018, Strike Price $3.00	300	87,000		7,500
Expires 07/21/2018, Strike Price $4.00	110	31,900		550
Expires 10/20/2018, Strike Price $3.00	135	39,150		5,400
Seaspan
Expires 11/17/2018, Strike Price $10.00	290	254,620		10,150
United States Oil Fund
Expires 06/16/2018, Strike Price $13.50	100	—		3,000
TOTAL PURCHASED OPTIONS
(Cost $215,503)				$152,771

WRITTEN OPTIONS - (0.20)%
Put Options
CBOE Global Markets
Expires 07/21/2018, Strike Price $85.00	(50)	(487,800)	$	.(2,850)
iShares MSCI Emerging Markets ETF
Expires 06/16/2018, Strike Price $42.00	(60)	(274,140)		(240)
iShares U.S. Real Estate ETF
Expires 06/16/2018, Strike Price $74.00	(30)	(234,570)		(240)
Monsanto
Expires 06/16/2018, Strike Price $125.00	(10)	(127,460)		(200)
SPDR Dow Jones Industrial Average ETF Trust
Expires 06/16/2018, Strike Price $218.00	(20)	(488,360)		(200)
Tesla
Expires 06/16/2018, Strike Price $250.00	(15)	(427,095)		(1,620)
Expires 08/18/2018, Strike Price $200.00	(15)	(427,095)		(5,325)

The accompanying notes are an integral part of the financial statements.

16

CCM Alternative Income Fund

	Contracts	Notional Amount	Value
Utilities Select Sector SPDR Fund
Expires 06/16/2018, Strike Price $47.00	(40)	$(203,960)	$(40)
Call Options
American Equity Investment Life Holding
Expires 07/21/2018, Strike Price $35.00	(10)	(35,440)	(2,130)
B&G Foods
Expires 06/16/2018, Strike Price $25.00	(20)	(56,300)	(6,280)
Crestwood Equity Partners
Expires 06/16/2018, Strike Price $30.00	(25)	(84,000)	(9,500)
Dell Technologies, Cl V
Expires 07/21/2018, Strike Price $95.00	(60)	(483,960)	(7,800)
Enterprise Products Partners
Expires 06/16/2018, Strike Price $28.50	(40)	(115,600)	(2,800)
ONEOK
Expires 06/16/2018, Strike Price $65.00	(25)	(170,400)	(8,800)
Expires 06/16/2018, Strike Price $67.50	(20)	(136,320)	(3,800)
Pattern Energy Group
Expires 06/16/2018, Strike Price $25.00	(218)	(405,044)	(654)
Six Flags Entertainment
Expires 06/16/2018, Strike Price $67.50	(20)	(129,040)	(400)
WP Carey
Expires 06/16/2018, Strike Price $65.00	(20)	(134,420)	(4,000)
TOTAL WRITTEN OPTIONS
(Premiums Received $58,495)			$(56,879)

(a)	Security considered to be a Master Limited Partnership. At May 31, 2018, these securities amounted to $2,402,025 or 6.76% of total net assets.
(b)	All or a portion of the shares have been committed as collateral for open short positions.
(c)	Non-income producing security.
(d)	Underlying security for a written/purchased option.
(e)	REIT - Real Estate Investment Trust
(f)

Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At May 31, 2018, these securities amounted to $2,318,469, which represents 6.53% of total net assets.

(g)	Level 3 security in accordance with fair value hierarchy.
(h)

Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at May 31, 2018 is $3,097,093, which represents 8.72% of total net assets.

(i)	The rate shown is the 7-day effective yield as of May 31, 2018.
(j)	Refer to table below for details on Options Contracts.

The accompanying notes are an integral part of the financial statements.

17

ADR — American Depositary Receipt

CAD — Canadian Dollar

CBOE — Chicago Board Options Exchange

CBT — Chicago Board of Trade

Cl — Class

DJIA — Dow Jones Industrial Average

DSF — Deliverable Swap Future

ETF — Exchange Traded Fund

FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed

FHA — Federal Housing Administration

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

MLP — Master Limited Partnership

MSCI — Morgan Stanley Capital International

S&P — Standard & Poor’s

SPDR — Standard & Poor’s Depositary Receipt

USD — United States Dollar

USDA — United States Department of Agriculture

VAR — Variable Rate

The accompanying notes are an integral part of the financial statements.

18

CCM Alternative Income Fund

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at May 31, 2018.

Assets	Level 1	Level 2	Level 3		Total
Common Stock	$13,264,307	$—	$—		$13,264,307
Municipal Bonds	—	12,563,121	—		12,563,121
Corporate Bonds	—	7,421,868	—		7,421,868
U.S. Government & Agency Obligations	—	947,973	3,097,093		4,045,066
Asset-Backed Securities	—	2,007,035	—		2,007,035
Preferred Stock	—	1,613,966	—		1,613,966
Closed-End Funds	1,518,570	—	—		1,518,570
Short-Term Investment	1,209,841	—	—		1,209,841
Total Assets	$15,992,718	$24,553,963	$3,097,093	*	$43,643,774

Liabilities	Level 1	Level 2	Level 3	Total
Securities Sold Short
Common Stock	$(2,192,750)	$—	$—	$(2,192,750)
Exchange Traded Funds	(716,515)	—	—	(716,515)
Corporate Bond	—	(201,933)	—	(201,933)
Total Liabilities	$(2,909,265)	$(201,933)	$—	$(3,111,198)

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Purchased Options	$152,771	$—	$—	$152,771
Written Options	(56,879)	—	—	(56,879)
Futures**
Unrealized Appreciation	76,176	—	—	76,176
Unrealized Depreciation	(112,546)	—	—	(112,546)
Total Other Financial Instruments	$59,522	$—	$—	$59,522

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees.
**	Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The accompanying notes are an integral part of the financial statements.

19

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning Balance as of June 1, 2017	$3,227,429
Accrued discounts/premiums	(1,390)
Realized gain/(loss)	7,226
Change in appreciation/(depreciation)	(71,045)
Purchases	—
Sales	(64,968)
Amortization sold	(159)
Transfer into Level 3	—
Transfer out of Level 3	—
Ending balance as of May 31, 2018	$3,097,093
Change in unrealized losses included in earnings related to securities still held at reporting date	$(72,947)

Investments in Asset-Backed Security
Beginning Balance as of June 1, 2017	$1,478,589
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in appreciation/(depreciation)	—
Purchases	—
Sales	(958,687)
Amortization sold	—
Transfer into Level 3	—
Transfer out of Level 3	(519,902)
Ending balance as of May 31, 2018	$—
Change in unrealized losses included in earnings related to securities still held at reporting date	$—

For the fiscal year ended May 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the fiscal year ended May 31, 2018, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of the period.

The accompanying notes are an integral part of the financial statements.

20

CCM Alternative Income Fund

Statement of Assets and Liabilities as of May 31, 2018

Assets:
Investments, at fair value (identified cost — $42,437,558)	$43,643,774
Receivables:
Due from Broker	1,159,187
Dividends and interest	384,332
Investment securities sold	193,495
Variation margin	31,638
Capital shares sold	27,094
Options purchased, at value (cost — $215,503)	152,771
Prepaid expenses	11,712
Total Assets	$45,604,003
Liabilities:
Securities sold short (proceeds — $3,081,031)	$3,111,198
Payables:
Due to Broker	6,306,278
Investment securities purchased	388,405
Capital shares redeemed	69,543
Distributions to Shareholders	38,902
Investment advisory fees	18,337
Chief Compliance Officer fees	17,859
Variation margin	16,922
Dividend expense on securities sold short	8,665
Prime Broker fees	7,151
Shareholder servicing fees	5,959
Administration fees	2,682
Trustees' fees	711
Due to Custodian	678
Options written, at value (premiums received — $58,495)	56,879
Other accrued expenses	42,837
Total Liabilities	$10,093,006
Net Assets:	$35,510,997
Net Assets consist of:
Paid-in capital	$37,561,684
Distributions in excess of net investment income	(86,181)
Accumulated net realized loss on investments, securities sold short, options and futures contracts	(3,043,069)
Net unrealized appreciation on investments and securities sold short	1,176,049
Net unrealized depreciation on options	(61,116)
Net unrealized depreciation on futures contracts	(36,370)
Net Assets	$35,510,997
Net Assets — Institutional (Unlimited shares of beneficial interest with no par value authorized; 3,755,712 shares outstanding)	$35,510,997
Net Asset Value, offering and redemption price per share —Institutional	$9.46

The accompanying notes are an integral part of the financial statements.

21

Statement of Operations for the fiscal year ended May 31, 2018

Investment Income:
Dividends	$843,570
Interest	1,451,173
Less: Foreign Taxes Withheld	(5,750)
Total investment income	2,288,993
Expenses:
Investment advisory fees	307,973
Shareholder servicing fees	65,909
Prime Broker fees	230,995
Dividend expense on securities sold short	111,929
Professional fees	39,746
Chief Compliance Officer fees	38,440
Accounting and administration fees	29,659
Registration and filing expenses	21,077
Custodian fees	14,950
Printing fees	13,262
Trustees' fees	7,465
Transfer agent fees	4,427
Other	12,967
Total expenses	898,799
Less:
Investment advisory fee waiver	(45,883)
Net expenses	852,916
Net investment income	1,436,077
Realized and unrealized gain (loss) on:
Net realized gain on investments	440,872
Net realized gain on securities sold short	38,354
Net realized gain on futures contracts	58,196
Net realized loss on options	(495,455)
Net realized loss on foreign currency transactions	(1,640)
Net realized gain	40,327
Net change in unrealized appreciation/(depreciation) on investments	(388,630)
Net change in unrealized appreciation/(depreciation) on securities sold short	(65,055)
Net change in unrealized appreciation/(depreciation) on futures contracts	296,553
Net change in unrealized appreciation/(depreciation) on options	20,620
Net change in unrealized appreciation/(depreciation) on foreign currency translation	3
Net change in unrealized appreciation/(depreciation)	(136,509)
Net realized and unrealized loss	(96,182)
Net increase in net assets resulting from operations:	$1,339,895

The accompanying notes are an integral part of the financial statements.

22

CCM Alternative Income Fund

Statements of Changes in Net Assets

	For the Fiscal Year Ended May 31, 2018	For the Fiscal Year Ended May 31, 2017
Operations:
Net investment income	$1,436,077	$1,289,956
Net realized gain (loss) on investments, securities sold short, futures contracts, options and foreign currency transactions	40,327	(154,991)
Net change in unrealized depreciation on investments, securities sold short, futures contracts, options and foreign currency translation	(136,509)	(134,155)
Net increase in net assets resulting from operations	1,339,895	1,000,810
Distributions to shareholders from:
Net investment income	(1,401,612)	(1,231,158)
Return of Capital	(213,382)	(183,812)
Total distributions	(1,614,994)	(1,414,970)
Capital share transactions:
Institutional
Shares issued	8,587,090	6,027,493
Shares reinvested	1,249,817	1,101,113
Shares redeemed	(4,549,245)	(6,648,392)
Increase in net assets from capital share transactions	5,287,662	480,214
Increase in net assets	5,012,563	66,054
Net Assets:
Beginning of year	30,498,434	30,432,380
End of year	$35,510,997	$30,498,434
Distributions in excess of net investment income	$(86,181)	$(51,630)
Share Transactions:
Institutional
Shares issued	903,796	625,921
Shares reinvested	131,702	114,934
Shares redeemed	(477,739)	(693,087)
Increase in shares	557,759	47,768
Institutional outstanding at beginning of year	3,197,953	3,150,185
Institutional at end of year	3,755,712	3,197,953

The accompanying notes are an integral part of the financial statements.

23

Statement of Cash Flows for the fiscal year ended May 31, 2018

Cash Flows from Operating Activities:
Net increase in net assets derived from investment operations	$1,339,895
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchases of investments	(61,498,834)
Proceeds from sale of investments	58,014,923
Purchased options/purchases to cover written options and securities sold short	7,880,068
Proceeds from sale of options/expired options and securities sold short	(10,017,011)
Amortization (accretion of market discount)	30,064
Net realized gain (loss) on:
Investments	(440,872)
Options	495,455
Securities sold short	(38,354)
Net change in unrealized appreciation (depreciation) on:
Investments	388,630
Options	(20,620)
Securities sold short	65,055
Changes in assets:
Dividends and interest	117
Investment securities sold	(135,110)
Variation margin receivable	(29,018)
Due from broker	(369,765)
Cash pledged as collateral for futures contracts	279,040
Prepaid expenses	(63)
Changes in liabilities:
Investment securities purchased	(10,460)
Variation margin payable	(3,449)
Investment advisory fees3	339
Dividend expense on securities sold short	(7,759)
Stock loan fees payable	7,151
Shareholder servicing fees	736
Administration fees	331
Chief Compliance Officer fees	16,818
Trustees' fees	608
Due to custodian	638
Due to broker	321,535
Other accrued expenses	(5,735)
Net cash used in operating activities	(3,762,647)
Cash Flows from Financing Activities:
Shares issued	8,560,825
Distributions to shareholders	(366,421)
Shares redeemed	(4,527,325)
Net cash provided by financing activities	3,667,079
Net change in cash	(95,568)
Cash at beginning of year	95,568
Cash at end of year	$—
Supplemental Non-Cash Activities:
Reinvestment of dividend distributions	$1,249,817

The accompanying notes are an integral part of the financial statements.

24

CCM Alternative Income Fund

Financial Highlights—Per share data (for a share outstanding throughout each year)

	Institutional
	For the Fiscal Year Ended May 31, 2018	For the Fiscal Year Ended May 31, 2017		For the Fiscal Year Ended May 31, 2016	For the Fiscal Year Ended May 31, 2015	For the Fiscal Year Ended May 31, 2014
Net Asset Value, Beginning of Year	$9.54	$9.66		$10.13	$10.51	$10.00
Investment Operations:
Net investment income(a)	0.41	0.40		0.38	0.36	0.22
Net realized and unrealized gain (loss) on investments	(0.03)	(0.08)		(0.45)	(0.38)	0.50
Total from investment operations	0.38	0.32		(0.07)	(0.02)	0.72
Distributions from:
Net investment income	(0.40)	(0.38)		(0.37)	(0.34)	(0.21)
Net capital gains	—	—		—	—	— (b)
Net return of capital	(0.06)	(0.06)		(0.03)	(0.02)	—
Total distributions	(0.46)	(0.44)		(0.40)	(0.36)	(0.21)
Net Asset Value, End of Year	$9.46	$9.54		$9.66	$10.13	$10.51
Total return	4.10%	3.41%		(0.63)%	(0.19)%	7.24%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$35,511	$30,498		$30,432	$31,026	$16,241
Ratio of expenses to average net assets
Before fee waiver	2.73%	3.10%		2.83%	2.90%	4.65%
After fee waiver (c)	2.59%	2.94%		2.76%	2.62%	2.89%
Ratio of net investment income to average net assets	4.36%	4.19%		3.89%	3.47%	2.16%
Portfolio turnover rate	71%	87	%(d)	86%	131%	109%

(a)	Based on the average daily number of shares outstanding during the period.
(b)	The amount represents less than $0.01 per share.
(c)	Excluding dividend and prime broker fees on securities sold short, the ratio of expenses to average net assets would have been 1.55% for the year ended May 31, 2018 and 1.60% for all prior years.
(d)	Changed from 47% to 87%. Revision not considered material.

The accompanying notes are an integral part of the financial statements.

25

Notes to Financial Statements May 31, 2018

Note 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Community Capital Trust (the “Trust”) was organized as a Delaware business trust on January 15, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and consists of two separate series. The financial statements herein are those of the CCM Alternative Income Fund (the “Fund”). The Fund is classified as a diversified portfolio under the Act. The Fund offers one class of shares of beneficial interest, which has been designated as Institutional Shares. The Fund commenced investment operations on May 31, 2013. Community Capital Management, Inc. (the “Advisor”) is the Fund’s investment advisor. The financial statements of the remaining series of the Trust are not presented herein, but are presented separately. The assets of each series within the Trust are segregated, and a shareholder’s interest is limited to the series in which shares are held.

The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. GAAP for investment companies.

Security Valuation. Investments in securities traded on a national securities exchange are valued at the last reported bid price. Debt securities are valued by using market bid quotations or independent pricing services which use bid prices provided by market makers or estimates of values obtained from yield data relating to instruments or securities with similar characteristics. Options for which the primary market is a national securities exchange are valued at the last bid price on the exchange on which they are traded, or, in the absence of any sale, at the closing bid price. Options not traded on a national securities exchange are valued at the last quoted bid price. When market quotations are not readily available, securities and other assets are valued at fair value as determined by the Advisor and compared to independent third party sources for reasonableness. The Board of Trustees has approved the Fund’s valuation policies and procedures. Short-term obligations having a maturity of sixty (60) days or less at time of acquisition are valued at amortized cost (provided it is consistent with fair value) or original cost plus accrued interest.

At May 31, 2018, the Fund held securities that were fair valued by the Advisor in accordance with procedures approved by the Board of Trustees in the amount of $3,097,093.

The Fund may hold foreign securities that trade on weekends or other days when the Fund does not price its shares. Therefore, the value of such securities may change on days when shareholders will not be able to purchase or redeem shares.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to evaluation techniques

26

CCM Alternative Income Fund

used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the fiscal year ended May 31, 2018, there have been no significant changes to the Fund’s fair value methodologies.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of May 31, 2018. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at May 31, 2018	Valuation Techniques	Unobservable Inputs	Ranges (Average)
U.S. Government & Agency Obligations - FHA Loans	$ 2,247,119	Matrix Pricing	Structure

2 out of lockout with remaining maturity term range 7.43 - 16.60 years (12.01 year average maturity). 1 has a remaining maturity term of 29.10 years, a remaining Lockout period of 4.04 years (Lockout ending 6/12/2022), and 1% prepay penalty to maturity (2047).

			Average Life	0.31 years - 4.72 years (1.78 years)
			Coupon	5.75% - 6.95% (6.40)%
			Spread to Benchmark	N+235 - N+238 (N+236)
			Offered Quotes Variance to Mark	0.08% - 1.07% (0.68%)

27

Financial Asset	Fair Value at May 31, 2018	Valuation Techniques	Unobservable Inputs	Ranges (Average)
U.S. Government & Agency Obligations - USDA Loan	$ 849,974	Matrix Pricing	Structure	40 year term (No Prepayment Penalty)
			Coupon	5.95%
			Spread to Benchmark	219/N/8.51CPR
			Offered Quotes Variance to Mark	Utilize dealer indications

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Mortgage-Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the statement of operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis of the identified cost for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

Amortization and accretion are calculated using the effective interest method. Amortization of premiums and accretion of discounts are included in interest income.

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of the Fund, investment income, realized and unrealized gains and losses, and expenses are allocated daily to each share based upon the proportion of net assets of each share.

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. However,

28

CCM Alternative Income Fund

management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Distributions to Shareholders. Dividends from net investment income are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

Use of Estimates. In preparing financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Purchased on a Delayed Delivery Basis. The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. The Fund will set aside liquid assets, or engage in other appropriate measures, to cover its obligations with respect to these securities.

Futures Contracts. The Fund may use futures contracts for tactical hedging purposes as well as to enhance the Fund’s returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked to market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities. Refer to the Fund’s Schedule of Investments for details regarding open futures contracts as of May 31, 2018.

Options Written/Purchased. The Fund may invest in financial options contracts to add return or to hedge its existing portfolio securities, or securities that the Fund intends to purchase, against fluctuations in fair value caused by changes in prevailing market interest rates. The option techniques utilized are to hedge against changes in interest rates, foreign currency exchange rates or securities’ prices in order to establish more definitely the effective return

29

on securities or currencies held or intended to be acquired by the Fund, to reduce the volatility of the currency exposure associated with an investment in non-U.S. securities, or as an efficient means of adjusting exposure to the bond, equity and currency markets and not for speculation. When the Fund writes or purchases an option, an amount equal to the premium received or paid by the Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the cost of the purchase or proceeds from the sale in determining whether the Fund has realized a gain or a loss.

The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in purchasing an option is that the Fund pays a premium whether or not the option is exercised.

The Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

The Fund employed an active strategy of purchasing and writing options in accordance with its investment strategy. The cost of purchased options and the premiums received for written options that are presented in the Schedule of Investments are representative of the volume of activity during the fiscal year ended May 31, 2018.

Finally, for written options, the risk exists that losses could exceed amounts disclosed on the Statement of Assets and Liabilities.

Securities Sold Short. The Fund engages in short sales (selling securities it does not own) as a part of its normal investment activities. When the Fund sells a security short, it borrows the security from a third party and sells it at the then current market price. The Fund is then obligated to buy the security on a later date so that it can return the security to the lender. Short positions may be used either to hedge long positions or may be used speculatively to seek positive returns in instances where the Advisor believes a security’s price will decline. The Fund will either realize a profit or incur a loss from a short position, depending on whether the value of the underlying stock decreases or increases, respectively, between the time it is sold and when the Fund replaces the borrowed security. Because the market price of the security sold short could increase without limit, the Fund could be subject to a theoretically unlimited loss. Upon entering into a short position, the Fund records the proceeds as a receivable from prime broker in its Statement of Assets and Liabilities and establishes an offsetting liability for the securities sold under the short sale agreement.

Short sales are collateralized by pledged securities held at the custodian, US Bank N.A. The collateral required is determined daily by reference to the market value of the short positions.

30

CCM Alternative Income Fund

The Fund is required to maintain margin cash balances at the prime broker sufficient to satisfy its short sales positions on a daily basis. The Fund is charged interest expense at the Federal Funds Rate plus 75 basis points on the amount of any shortfall in the required cash margin. Refer to the Statement of Assets and Liabilities for amounts due to/from broker.

Foreign Currency Translation. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent amounts actually received or paid.

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations that provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

Note 2 – CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the fiscal year ended May 31, 2018 were as follows:

	Shares	Amount
Institutional
Shares issued	903,796	$8,587,090
Shares reinvested	131,702	1,249,817
Shares redeemed	(477,739)	(4,549,245)
Net Increase	557,759	$5,287,662

31

Transactions in shares of the Fund for the fiscal year ended May 31, 2017 were as follows:

	Shares	Amount
Institutional
Shares issued	625,921	$6,027,493
Shares reinvested	114,934	1,101,113
Shares redeemed	(693,087)	(6,648,392)
Net Increase	47,768	$480,214

Note 3 – INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments, short sales, purchases to cover, and futures, by the Fund for the fiscal year ended May 31, 2018, were as follows:

Purchases:
U.S. Government	$—
Other	33,227,849
Sales and Maturities:
U.S. Government	$154,946
Other	28,502,486

At May 31, 2018, the cost of investments for income tax purposes and the gross unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Cost of investments	$12,260,480
Gross unrealized appreciation	2,026,659
Gross unrealized depreciation	(1,018,581)
Net appreciation on investments	$1,008,078

Note 4 – DERIVATIVE TRANSACTIONS

Derivative instruments and hedging activities require enhanced disclosures about the Fund’s derivative and hedging activities, including how such activities are accounted for and their effect on the Fund’s financial position, performance, and cash flows.

32

CCM Alternative Income Fund

The fair value of derivative instruments as of May 31, 2018, was as follows:

	Statement of Assets and Liabilities Location	Asset Derivatives	Liability Derivatives
Currency contracts	Net unrealized appreciation on futures contracts*	$6,210	$—
Interest rate contracts	Net unrealized appreciation on futures contracts*	1,125	(99,346)
Equity contracts	Net unrealized depreciation on futures contracts*	68,841	(13,200)
	Options purchased, at value/Options written, at value	152,771	(56,879)
		$228,947	$(169,425)

*	Amounts are included in Due from/to broker on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the fiscal year ended May 31, 2018, was as follows:

The amount of realized and unrealized gain (loss) on derivatives:

	Realized Gain/ (Loss)	Change in Unrealized Appreciation (Depreciation)	Total
Currency contracts Futures Contracts	$(20,843)	$1,365	$(19,478)
Interest rate contracts Futures Contracts	410,750	238,944	649,694
Equity contracts Futures Contracts	(331,711)	56,244	(275,467)
Options	(495,455)	20,620	(474,835)
	$(437,259)	$317,173	$(120,086)

33

The following table discloses the volume of the Fund’s futures contracts and option contracts activity during the fiscal year ended May 31, 2018:

	Currency Contracts ($)	Interest Rate Contracts ($)	Equity Contracts ($)
Futures Contracts:
Average Notional Balance Long	—	—	—
Average Notional Balance Short	544,467	20,189,198	2,297,135
Ending Notional Balance Long	—	—	—
Ending Notional Balance Short	546,715	23,414,763	3,362,062
Option Contracts:
Average Notional Balance Long	—	—	341,705
Average Notional Balance Short	—	—	91,926
Ending Notional Balance Long	—	—	215,503
Ending Notional Balance Short	—	—	58,495

In accordance with Accounting Standards Update (“ASU”) 2013-01, Balance Sheet (Topic 210), Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities, the Fund is required to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.

The following table summarizes the disclosure requirements of ASU 2013-01:

Offsetting the Financial Assets and Derivative Assets
As of May 31, 2018				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received	Net Amount
JPMorgan	$31,638	$(16,922)	$14,716	$—	$—	$14,716
Total	$31,638	$(16,922)	$14,716	$—	$—	$14,716

Offsetting the Financial Liabilities and Derivative Liabilities
As of May 31, 2018				Gross Amounts Not Offset in the Statement of Assets and Liabilities
Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities	Financial Instruments	Security Collateral Pledged	Net Amount
Pershing	$—	$3,111,198	$3,111,198	$—	$—	$3,111,198
Total	$—	$3,111,198	$3,111,198	$—	$—	$3,111,198

34

CCM Alternative Income Fund

Note 5 – ADVISORY, SUB-ADVISORY AND SERVICE FEES

The Trust has entered into an Advisory Agreement with the Advisor to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 0.75% of the Fund’s average daily net assets. For the fiscal year ended May 31, 2018, the Advisor was entitled to receive advisory fees of $307,973. Prior to March 1, 2018, the annual rate for the advisory fee was 1.00%

The Board of Trustees of the Trust (the “Board”) approved the termination of Badge Investment Partners LLC (“Badge” or the “Sub-Advisor”) as Sub-Advisor to the Fund, effective June 7, 2017. The Advisor paid the Sub-Advisor out of the advisory fee the Advisor receives for managing the Fund. The Advisor provided certain support services to the Sub-Advisor in return for a portion of the Sub-Advisor’s gross revenue. For the period June 1, 2017 through June 7, 2017, the Advisor did not pay any sub-advisory fees.

The Trust has adopted a Services Plan with respect to the Fund’s Institutional Shares. Pursuant to the Services Plan, the Trust enters into servicing agreements with financial institutions that agree to provide certain personal liaison and administrative support services to their customers who are the beneficial owners of Institutional Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily net asset value of the Institutional Shares beneficially owned by such customers. The Fund will limit fees to an aggregate fee of not more than 0.20% under the Services Plan for personal liaison and administrative support services through May 31, 2018. For the fiscal year ended May 31, 2018, the Fund incurred expenses under the Services Plan of $65,909.

The Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2019 to the extent total annualized expenses (excluding acquired fund fees and expenses and dividend expenses and prime broker fees on securities sold short) exceed 1.40% of the average daily net assets of the Institutional Shares. The Advisor waived $45,883 of these fees. The Advisor may not recoup waived fees and reimbursed expenses. Prior to March 1, 2018, the Advisor had contractually agreed to waive fees and reimburse expenses to the extent total annualized expenses (excluding acquired fund fees and expenses and dividend expenses and prime broker fees on securities sold short) exceeded 1.60% of the average daily net assets of the Institutional Shares.

The President, Treasurer and Chief Compliance Officer of the Fund are affiliated with the Advisor.

35

Note 6 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences as of May 31, 2018, which are primarily attributable to the different treatment for gains and losses on paydowns of mortgage-backed and asset-backed securities, partnerships, dividends on short sales, Passive Foreign Investment Companies and return of capital, were reclassified to/from the following accounts:

Increase Undistributed Net Investment Income	Increase Accumulated Net Realized Gain	Decrease Paid-in Capital
$144,366	$69,488	$(213,854)

This reclassification had no effect on net asset value per share.

The tax character of dividends declared for each fiscal year indicated was as follows:

	Fiscal Year Ended May 31, 2018	Fiscal Year Ended May 31, 2017
Distributions declared from:
Ordinary income	$1,401,612	$1,231,158
Return of Capital	213,382	183,812
Total Distributions	$1,614,994	$1,414,970

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

36

CCM Alternative Income Fund

As of May 31, 2018, the components of accumulated losses on a tax basis were as follows:

Capital loss carryforwards	$(2,667,835)
Other temporary differences	(390,930)
Unrealized appreciation, net	1,008,078
Accumulated losses, net	$(2,050,687)

For Federal income tax purposes, capital losses may be carried forward and applied against future capital gains. Net capital losses earned may be carried forward indefinitely and must retain the character of the original loss. As of May 31, 2018, the Fund had capital loss carryforwards outstanding as follows:

Short-Term	Long-Term	Total Capital Loss Carryforwards
$2,667,835	$—	$2,667,835

During the year ended May 31, 2018, the Fund utilized $788,082 in capital loss carryforwards to offset capital gains.

Note 7 – CONCENTRATION/RISK

The Fund, in pursuing its investment objective, is subject to risks. The following is a summary of certain of the risks, and a more complete list can be found in the Fund’s most recent prospectus:

Arbitrage or Fundamental Risk: Employing arbitrage strategies has the risk that anticipated opportunities do not play out as planned, resulting in potentially reduced returns or losses to the Fund as it unwinds failed trades.

Commodities Risk: Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or sectors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments.

Derivatives Risk: The use of derivative instruments exposes the Fund to additional risks and transaction costs. Derivative instruments come in many varieties and have a wide range of potential risks and rewards, and may include forward contracts, futures contracts, options (both written and purchased), swaps and options on futures and swaps. A risk of the Fund’s use of derivatives is that the fluctuations in their values may not correlate perfectly with the overall securities markets.

Counterparty Risk: In general, a derivative contract typically involves leverage, i.e., it provides exposure to potential gain or loss from a change in the level of the market price of a security, currency or commodity (or a basket or index) in a notional amount that exceeds the amount of cash or assets required to establish or maintain the derivative contract. Many of these derivative contracts will be privately negotiated in the over-the-counter market. These

37

contracts also involve exposure to credit risk, since contract performance depends in part on the financial condition of the counterparty. If a privately negotiated over-the-counter contract calls for payments by the Fund, the Fund must be prepared to make such payments when due. In addition, if a counterparty’s creditworthiness declines, the Fund may not receive payments owed under the contract, or such payments may be delayed under such circumstances and the value of agreements with such counterparty can be expected to decline, potentially resulting in losses by the Fund.

Environmental, Social and Governance (ESG) Investing Risk: There may be a risk stemming from the environmental, social and governance factors that the Fund applies in analyzing the portfolio composition of the Fund. The Fund considers ESG standings of its holdings when analyzing the Fund’s portfolio composition. This may affect the Fund’s exposure to certain companies or industries. The Fund’s results may be lower than other funds that do not consider ESG standings. ESG standings are only one factor the Advisor considers in managing the Fund’s portfolio and not all securities in the portfolio of the Fund have a high ESG standing.

Leverage Risk: The Fund may make investments in futures contracts, swaps and other derivative instruments. The futures contracts, swaps and certain other derivatives provide the economic effect of financial leverage by creating additional investment exposure, as well as the potential for greater loss. If the Fund uses leverage through activities such as borrowing, entering into short sales, purchasing securities on margin or on a “when-issued” basis or purchasing derivative instruments in an effort to increase its returns, the Fund has the risk of magnified capital losses that occur when losses affect an asset base, enlarged by borrowings or the creation of liabilities, that exceeds the net assets of the Fund. The net asset value of the Fund employing leverage will be more volatile and sensitive to market movements. Leverage may involve the creation of a liability that requires the Fund to pay interest.

Short Sale Risk: Short sales expose the Fund to the risk that it will be required to buy the security sold short (also known as “covering” the short position) at a time when the security has appreciated in value, thus resulting in a loss to the Fund. The amount the Fund could lose on a short sale is theoretically unlimited (as compared to a long position, where the maximum loss is the amount invested). The use of short sales may also cause the Fund to have higher expenses than those of other funds.

Note 8 – SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

38

CCM Alternative Income Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board Trustees of Community Capital Trust and Shareholders of CCM Alternative Income Fund

Opinion on the financial statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of CCM Alternative Income Fund (a fund in Community Capital Trust) (the “Fund”) as of May 31, 2018, and the related statements of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years then ended, and the financial highlights for each of the five years then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2018, and the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years then ended, and its financial highlights for each of the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the auditing standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as May 31, 2018, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ GRANT THORNTON LLP

We have served as the auditor of one of the funds within Community Capital Trust since 2003.

New York, New York
July 30, 2018

39

Proxy Policies (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-877-272-1977 and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

N-Q Filings (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for its first and third fiscal quarters on Form N-Q which would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the appropriate quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 800-732-0330 for information on the operation of the Public Reference Room).

Notice to Shareholders (Unaudited)

For purposes of the Internal Revenue Code (“IRC”), the Fund is designating the following items with regard to distributions paid during the fiscal year ended May 31, 2018:

Return of Capital	Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends (4)	Short-Term Capital Gain Dividends (5)
13.20%	0.00%	86.80%	100.00%	9.47%	14.67%	7.03%	62.13%	0.00%

(1)

Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)

The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)

“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income tax.

(4)

The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distributions. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5)

The percentage of this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distributions that are exempted from U.S. withholding tax when paid to foreign investors.

40

CCM Alternative Income Fund

Trustees and Officers (Unaudited)

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the State of Delaware and the Trust’s Declaration of Trust. Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-877-272-1977.

41

Name, Address and Age[1]	Position(s) Held with the Trust	Served in Position Since[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
INDEPENDENT TRUSTEES
John E. Taylor Age 68	Chairman of the Board and Trustee	6/1/99	President and Chief Executive Officer, National Community Reinvestment Coalition, January 1992 to present.	2	None
Burton Emmer Age 81	Trustee	6/1/99	Assistant to Chief Executive Officer, CHS Electronics, Inc., October 1998 to December 2000; Partner, Grant Thornton LLP (certified public accountants), August 1979 to August 1998.	2	None
Heinz Riehl Age 82	Trustee	6/1/99	President, Riehl World Training & Consulting, Inc. (bank consulting), 1996 to present.	2	None
Irvin M. Henderson Age 62	Trustee	6/26/00	President and Chief Executive Officer, Henderson & Company (consulting firm), 1993 to present.	2	None
Robert O. Lehrman Age 83	Trustee	9/29/00	Business consultant and special counsel; Chairman, Advisory Board, Lodestone Banking Consultancy; formerly, Director, Community Capital Bank, New York, NY; formerly, President and Chief Executive Officer, Community Bankers Association, New York.	2	None
OFFICERS
David K. Downes c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age 78	President	1/29/04	Chairman, Community Capital Management, Inc. since February 2015; Chief Executive Officer, Community Capital Management, Inc. from January 2004 to February 2015.	N/A	N/A
Alyssa D. Greenspan, c/o Community Capital Management, Inc. 2500 Weston Road, Suite 101 Weston, FL 33331 Age 46	Vice President	10/22/10

President, Community Capital Management, Inc. since January 2015; Chief Operating Officer, Community Capital Management, Inc. since June 2009; Senior Vice President and Portfolio Manager, Community Capital Management, Inc. since May 2003.

				N/A	N/A

42

CCM Alternative Income Fund

Name, Address and Age[1]	Position(s) Held with the Trust	Served in Position Since[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
OFFICERS (Continued)
Jessica Botelho c/o Community Capital Management, Inc. 10800 Sikes Place, Suite 130 Charlotte, NC 28277 Age: 34	Vice President	10/21/16

Director of CRA & Impact Research, Community Capital Management, Inc. since July 2017; Director, Shareholder Relations, Community Capital Management, Inc. since May 2015; Associate Director, Shareholder Relations, Community Capital Management, Inc. from May 2013 to April 2015; Assistant Vice President, Acadian Asset Management from August 2011 to July 2012; Client Service Associate, Acadian Asset Management from October 2008 to August 2011.

				N/A	N/A
James H. Malone, CFA c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age 47	Treasurer	4/1/14

Chief Financial Officer of Community Capital Management, Inc. since July 2013; Director of Investment Platforms, since September 2011; Managing Director, Harbourside Consulting Group, LLC from September 2009 to August 2011; Vice President, Investment Platform Division at Franklin Templeton from November 2007 to May 2009.

				N/A	N/A
Stefanie J. Little Little Consulting Group, Inc. 11 Gina Marie Lane Elkton, MD 21921 Age 50	Chief Compliance Officer	12/18/09

President, Little Consulting Group, Inc. since 2011; Managing Member, SEC Compliance Alliance, LLC since 2012; Attorney, Cipperman & Company from 2007 to 2011; Director, Cipperman Compliance Services, LLC from 2009 to 2011; Chief Compliance Officer of Community Capital Management, Inc. since January 2010; Director, Legal & Contract Management, Brandywine Global Investment Management, LLC from 2004 to 2007.

				N/A	N/A

43

Name, Address and Age[1]	Position(s) Held with the Trust	Served in Position Since[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
OFFICERS (Continued)
Michael P. Malloy Drinker Biddle & Reath LLP One Logan Square Suite 2000 Philadelphia, PA 19103 Age 58	Secretary	6/1/99	Partner, Drinker Biddle & Reath LLP (law firm) since 1993.	N/A	N/A

1.	Each Trustee may be contacted by writing to the Trustee, c/o Community Capital Management, Inc., 2500 Weston Road, Suite 101, Weston, Florida 33331.
2.

Each Trustee holds office until he resigns, is removed or dies. The president, treasurer and secretary shall hold office for a one year term and until their respective successors are chosen and qualified, or until such officer dies or resigns.

3.	The Fund Complex consists of the Trust. The Trust has two portfolios, the Fund and The Community Reinvestment Act Qualified Investment Fund.
4.

Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

44

CCM Alternative Income Fund

Approval of Advisory Agreement (Unaudited)

At a meeting held on April 26-27, 2018, the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Trust’s Advisory Agreement with the Advisor with respect to the CCM Alternative Income Fund (the “Fund”) for an additional one-year period. The Advisor reviewed and responded to Trustees’ questions concerning the materials relating to the Advisory Agreement, in particular, letters from the Advisor responding to specific questions from the Trustees relating to the Advisory Agreement. Among other things, those materials and the Advisor’s presentation covered: (i) the nature, extent and quality of the Advisor’s services provided to the Fund; (ii) the experience and qualifications of the Advisor’s personnel involved in the management of the Fund; (iii) the Advisor’s investment philosophy and process; (iv) the Advisor’s assets under management; (v) the current advisory fee arrangement for the Fund and the Advisor’s separate account fees; (vi) the performance of the Fund and the advisory fee and expenses as compared to other funds; (vii) the Advisor’s financial statements and profitability; and (viii) other possible benefits to the Advisor arising from its advisory and other relationships with the Trust.

The Trustees then met in executive session with counsel to the Trust. The Trustees discussed the information that had been provided to them in connection with the continuation of the Advisory Agreement, including the matters covered at the April 13, 2018 special meeting of the Board that had been called to review and discuss the materials and information the Board had requested from the Advisor relating to the Advisory Agreement. In connection with such continuation, counsel to the Trust reviewed his firm’s memorandum outlining the Trustees’ duties and responsibilities in connection with the continuation of the Advisory Agreement. After further discussion concerning the continuation of the Advisory Agreement, the Trustees, including a majority of the Independent Trustees, reached the following conclusions: (i) the Advisor has the capabilities, resources and personnel necessary to manage the Fund; (ii) based on the services that the Advisor would provide to the Fund under the Advisory Agreement and the expenses incurred by the Advisor in the performance of such services, the compensation to be paid to the Advisor was fair and equitable; (iii) the difference in management fees between the Fund and the separate accounts managed by the Advisor was reasonable in light of the differing service levels and portfolio management requirements; (iv) the Advisor’s direct and indirect expenses in providing advisory services to the Fund was reasonable; and (v) breakpoints were currently not relevant to the Fund given its asset size. Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees, including all of the Independent Trustees, concluded that it was in the best interests of the Fund to continue the Advisory Agreement with the Advisor with respect to the Fund for an additional one-year period.

Administrator and Transfer Agent:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

Independent Registered Public Accounting Firm:

Grant Thornton LLP

757 Third Avenue

New York, NY 10017

Custodian:

U.S. Bank, National Association

50 South 16th Street

Suite 2000

20th Floor

EX-PA-WBSP

Philadelphia, PA 19102

Board of Trustees:

John E. Taylor, Chairman of the

Board of Trustees

Burton Emmer, Trustee

Heinz Riehl, Trustee

Irvin M. Henderson, Trustee

Robert O. Lehrman, Trustee

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-877-272-1977.

2500 Weston Road ■ Suite 101 ■ Weston, FL 33331

954-217-7999 ■ Fax: 954-385-9299 ■ Toll Free: 877-272-1977 ■ www.ccminvests.com

COMMUNITY CAPITAL TRUST

THE COMMUNITY

REINVESTMENT ACT

QUALIFIED INVESTMENT FUND

(THE “FUND”)

May 31, 2018

Dear Shareholder:

On behalf of the Board of Trustees of The Community Capital Trust, I am pleased to present the CRA Qualified Investment Fund Annual Report to Shareholders for the year ended May 31, 2018.

Once again, the CRA Qualified Investment Fund demonstrated consistent financial performance and continued success identifying and purchasing securities that finance economic and community development activities throughout the nation. In fact, the Fund has now invested approximately $7 billion in targeted and impactful investments.

The impact of the Fund’s investments can be seen today in all 50 states - in cities, towns, and neighborhoods - that have benefited from funding made possible by the securities purchased by the Fund.

We applaud the disciplined and productive efforts of Community Capital Management, Inc., registered investment advisor to the Fund, and we thank you, our shareholders, for your investments. We appreciate your continued confidence.

Sincerely,

John Taylor
Chairman, Board of Trustees

The Community Reinvestment Act Qualified Investment Fund

TABLE OF CONTENTS

Manager's Discussion & Analysis	3
Fund Profile	4
Expenses	6
Financial Statements and Notes:
Schedule of Investments	7
Statement of Assets and Liabilities	37
Statement of Operations	38
Statements of Changes in Net Assets	39
Financial Highlights	41
Notes to Financial Statements	44
Report of Independent Registered Public Accounting Firm	53
Notice to Shareholders	54
Trustees and Officers	55
Approval of Advisory Agreement	58

Manager’s Discussion & Analysis (Unaudited)

For the twelve months ended May 31, 2018, the stock market (as measured by the S&P 500 Index) returned 14.4% and the bond market (as measure by Bloomberg U.S. Aggregate Bond Index) returned -0.38. Calendar year-to-date, the stock market returned 2.0% and the bond market returned -1.50%.

Economic indicators started to show clearer results with inflation exceeding the 2% Federal Reserve (“Fed”) target. In addition, job growth in the United States continued to strengthen, adding a total of 2.4 million jobs for the twelve months ended May 31, 2018. The Fed raised the Federal Funds rate three times over the past twelve months to 1.50%. The yield curve shifted upward during the fiscal year ended May 31, 2018 with two-year Treasury yields rising 112 basis points (or 1.12%) and 10-year Treasury yields rising 62 basis points (or 0.62%). As of May 31, 2018, the yield on the 10-year note was 2.83%.

During the twelve-month period ended May 31, 2018, the Institutional Share Class of the Fund returned -0.40%, outperforming the Fund’s benchmark, the Bloomberg Barclays Intermediate U.S. Aggregate Bond Index, return of -0.55% over the 12-month period. The CRA Share Class and Retail Share Class both returned -0.75%. The underperformance relative to the benchmark is primarily due to the lack of exposure to the credit sector, which was the best performing sector in the index. The Fund has little exposure to the credit sector, which is mainly comprised of corporate bonds.

In the bond market, the U.S. Credit sector (as measured by the U.S. Credit sub-sector of the Bloomberg Barclays Aggregate Bond Index) generated the highest total return. U.S. Credit returned 0.08% compared to -0.80% return for U.S. Government (as measured by the U.S. Government sub-sector in the Bloomberg Barclays Aggregate Bond Index) and -0.30% for U.S. mortgage-backed securities (“MBS”) (as measured by the U.S. MBS sub-sector in the Bloomberg Barclays Aggregate Bond Index).

At the end of May 2018, duration was 4.63 years. The SEC 30-day yield for the CRA, Institutional and Retail Share Classes was 2.19%, 2.63% and 2.29%, respectively.

Total return figures represent past performance and do not indicate future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less that their original cost. Current performance may be higher or lower than the total returns shown. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events or a guarantee of future results. This information should not be relied upon as research or investment advice.

Duration is stated in years and is a measure of a bond’s interest rate sensitivity. It measures the expected change in value of a fixed income security that will result from a 1% change in interest rates. For example, a bond with a five (5) year duration means the bond will decrease in value by 5% if interest rates rise 1% and increase in value by 5% if interest rates fall 5%.

Investing involves risk, including possible loss of principal. Bonds and bond funds are subject to interest rate risk and will decline in value as interest rates rise.

The Fund is distributed by SEI Investments Distribution Co., which is not affiliated with Community Capital Management, Inc.

The Community Reinvestment Act Qualified Investment Fund

Fund Profile May 31, 2018 (Unaudited)

Annual Total Returns	One Year Ended May 31, 2018	Five Years Ended May 31, 2018	Ten Years Ended May 31, 2018	Inception to Date
The Community Reinvestment Act Qualified Investment Fund — CRA Shares	-0.75%	1.11%	2.79%	3.89%*
The Community Reinvestment Act Qualified Investment Fund — Institutional Shares	-0.40%	1.53%	3.25%	3.33%**
The Community Reinvestment Act Qualified Investment Fund — Retail Shares	-0.75%	1.22%	2.89%	2.97%**
Bloomberg Barclays U.S. Aggregate Bond Index	-0.37%	1.98%	3.72%	4.87%*
Bloomberg Barclays Intermediate U.S. Aggregate Bond Index	-0.55%	1.61%	3.27%	4.54%*

*	Commenced operations on August 30, 1999. Index return is based on CRA shares inception date.
**	Commenced operations on March 2, 2007.

The above illustration compares a $500,000 investment made in the Fund to broad based indices, the Bloomberg Barclays U.S. Aggregate Bond Index (the “U.S. Aggregate Index”) and Bloomberg Barclays Intermediate U.S. Aggregate Bond Index (the “Intermediate U.S. Aggregate Index”). The U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed-income securities, including U.S. Treasuries, investment-grade corporate bonds, and mortgage-backed and asset-backed securities. The Intermediate U.S. Aggregate Index measures the performance of intermediate-term investment grade bonds.

Past performance does not predict future results. Returns shown in the graph and the table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. The investment return and principal value of an investment will fluctuate and, therefore, an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance reflects fee waivers and expense limitations in effect. In their absence, performance would be reduced. Please call the Fund at 1-877-272-1977 to obtain the most recent month-end returns. The Fund’s performance includes reinvestment of income and capital gains distributions, if any. All market indices are unmanaged and do not take into account any fees or expenses. It is not possible to invest directly in any index.

†	The performance presented represents the performance of the Fund’s Institutional Shares for the period March 2, 2007 to May 31, 2018 and the performance of the Fund’s CRA Shares for the period from August 30, 1999 to March 1, 2007, adjusted to reflect the distribution fees paid by the CRA Shares.
††	The performance presented represents the performance of the Fund’s Retail Shares for the period March 2, 2007 to May 31, 2018 and the performance of the Fund’s CRA Shares for the period from August 30, 1999 to March 1, 2007, adjusted to reflect the distribution fees paid by the CRA Shares.

Top Ten Holdings*
(% of Net Assets)

Oportun Funding VIII, 3.61%, 03/08/2024	1.46%
Bank of America, 3.50%, 05/17/2022	0.69%
FNMA Multifamily, 3.39%, 03/01/2033	0.65%
GNMA Multifamily, 2.65%, 08/16/2058	0.57%
FNMA Multifamily, 3.15%, 03/01/2028	0.55%
Oportun Funding III, 3.69%, 07/08/2021	0.55%
GNMA Multifamily, 2.40%, 03/16/2050	0.54%
GNMA Multifamily, 2.40%, 02/16/2058	0.53%
GNMA Multifamily, 2.70%, 02/16/2058	0.48%
GNMA Multifamily, 3.10%, 09/15/2055	0.48%
6.50%

*	Excludes Short-Term Investments.

Asset Allocation
(% of Net Assets)

Asset-Backed Securities	3.84%
Certificate of Deposit	0.01%
Corporate Bonds	1.50%
FGLMC Multifamily	0.25%
FGLMC Single Family	8.41%
FHA Project Loans	0.49%
FNMA Multifamily	11.56%
FNMA Single Family	20.84%
FRESB Multifamily	0.10%
GNMA Multifamily	26.01%
GNMA Single Family	2.14%
HUD	0.44%
Money Market Fund	3.58%
Municipal Bonds	18.28%
Small Business Administration	3.46%
Small Business Administration Participation Certificates	0.05%
USDA Loan	0.04%
Liabilities in Excess of Other Assets	(1.00)%
100.00%

The Community Reinvestment Act Qualified Investment Fund

Expenses May 31, 2018 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: transaction costs, such as wire fees; and ongoing costs, including management fees, distribution (12b-1) fees (CRA Shares and Retail Shares only) and other Fund operating expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

This example is based on an investment of $1,000 invested on December 1, 2017 and held for the six-month period ended May 31, 2018.

Actual expenses (Unaudited)

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested at the beginning of the period, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes (Unaudited)

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as wire fees or low balance fees. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would be higher.

		Beginning Account Value December 1, 2017	Ending Account Value May 31, 2018	Expenses Paid During Period* December 1, 2017 Through May 31, 2018
Actual	CRA Shares	$1,000.00	$990.90	$4.57
	Institutional Shares	1,000.00	992.20	2.33
	Retail Shares	1,000.00	990.50	4.07
Hypothetical (5% return before expenses)	CRA Shares	$1,000.00	$1,020,34	$4.63
	Institutional Shares	1,000.00	1,022.59	2.37
	Retail Shares	1,000.00	1,020.84	4.13

*	Expenses are equal to the annualized expense ratios of 0.92%, 0.47%, and 0.82% for CRA Shares, Institutional Shares and Retail Shares, respectively, multiplied by the average account value over the period, multiplied by 182 days/365 days (to reflect the one-half year period). The Fund’s ending account value on the first line in the table is based on its actual total return of -0.91%, -0.78% and -0.95% for the period December 1, 2017 to May 31, 2018 for CRA Shares, Institutional Shares and Retail Shares, respectively.

The accompanying notes are an integral part of the financial statements.

Schedule of Investments May 31, 2018

	Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 73.79%
FGLMC Multifamily - 0.25%
KF36, 2.25% (LIBOR USD 1 Month+0.340%), 08/25/2024	$5,020,897	$5,025,638

FGLMC Single Family - 8.41%
Pool Q16506, 3.00%, 02/01/2043	45,755	44,600
Pool Q40627, 3.00%, 05/01/2046	5,412,894	5,260,278
Pool Q41877, 3.00%, 07/01/2046	4,735,368	4,601,736
Pool Q43158, 3.00%, 09/01/2046	2,042,912	1,985,263
Pool Q44344, 3.00%, 11/01/2046	593,799	576,950
Pool Q44395, 3.00%, 11/01/2046	2,916,577	2,834,272
Pool Q45623, 3.00%, 01/01/2047	5,065,145	4,921,337
Pool Q07121, 3.50%, 04/01/2042	100,880	100,704
Pool Q07398, 3.50%, 04/01/2042	124,581	125,234
Pool Q37430, 3.50%, 11/01/2045	1,117,964	1,120,171
Pool Q38376, 3.50%, 01/01/2046	2,309,581	2,313,662
Pool Q39359, 3.50%, 03/01/2046	3,884,595	3,889,859
Pool Q40641, 3.50%, 05/01/2046	2,536,240	2,538,095
Pool Q45628, 3.50%, 01/01/2047	4,692,192	4,685,314
Pool Q47221, 3.50%, 03/01/2047	1,094,902	1,093,340
Pool Q48279, 3.50%, 05/01/2047	1,523,567	1,522,637
Pool Q49035, 3.50%, 06/01/2047	2,209,987	2,206,953
Pool Q49605, 3.50%, 07/01/2047	1,131,228	1,130,537
Pool Q50393, 3.50%, 09/01/2047	3,188,782	3,183,370
Pool Q50943, 3.50%, 09/01/2047	2,379,941	2,376,772
Pool Q51685, 3.50%, 10/01/2047	3,615,950	3,609,791
Pool V83539, 3.50%, 10/01/2047	2,971,242	2,967,811
Pool Q52610, 3.50%, 11/01/2047	3,160,232	3,156,066
Pool V83815, 3.50%, 12/01/2047	1,487,928	1,485,535
Pool Q53325, 3.50%, 01/01/2048	2,643,270	2,641,815
Pool Q54012, 3.50%, 01/01/2048	3,234,331	3,232,552
Pool Q54511, 3.50%, 02/01/2048	3,296,056	3,290,393
Pool Q54585, 3.50%, 02/01/2048	5,251,495	5,242,473
Pool Q54876, 3.50%, 03/01/2048	2,198,446	2,194,669
Pool Q55002, 3.50%, 03/01/2048	4,181,832	4,174,648
Pool A95574, 4.00%, 12/01/2040	178,277	183,641
Pool A97097, 4.00%, 02/01/2041	71,779	73,438
Pool A97712, 4.00%, 03/01/2041	441,269	454,539
Pool Q03658, 4.00%, 10/01/2041	472,124	484,723
Pool Q04226, 4.00%, 10/01/2041	306,019	313,092
Pool Q39374, 4.00%, 03/01/2046	84,773	86,881
Pool Q47223, 4.00%, 03/01/2047	2,155,984	2,209,197
Pool Q47775, 4.00%, 04/01/2047	1,645,769	1,687,357
Pool Q48287, 4.00%, 05/01/2047	3,991,761	4,087,964
Pool Q48819, 4.00%, 06/01/2047	3,348,052	3,432,832
Pool Q49040, 4.00%, 06/01/2047	6,460,885	6,620,354
Pool Q49606, 4.00%, 07/01/2047	5,155,197	5,282,443
Pool Q49898, 4.00%, 08/01/2047	2,095,044	2,145,537
Pool Q50396, 4.00%, 08/01/2047	171,787	175,757
Pool Q50397, 4.00%, 08/01/2047	4,427,605	4,536,890
Pool Q50951, 4.00%, 09/01/2047	3,899,209	3,995,453
Pool Q51686, 4.00%, 10/01/2047	2,989,396	3,061,444

The accompanying notes are an integral part of the financial statements.

The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool V83540, 4.00%, 10/01/2047	$2,367,585	$2,423,170
Pool Q01597, 4.00%, 01/01/2048	1,700,447	1,741,563
Pool Q53883, 4.00%, 01/01/2048	1,164,247	1,194,561
Pool Q54586, 4.00%, 02/01/2048	6,197,375	6,351,064
Pool Q54877, 4.00%, 02/01/2048	1,406,450	1,441,329
Pool Q55004, 4.00%, 03/01/2048	3,178,323	3,257,144
Pool Q55631, 4.00%, 03/01/2048	4,637,991	4,745,539
Pool Q56253, 4.00%, 05/01/2048	5,402,648	5,527,995
Pool Q56469, 4.00%, 06/01/2048	2,981,629	3,053,723
Pool A91363, 4.50%, 03/01/2040	303,621	318,574
Pool A91756, 4.50%, 03/01/2040	315,565	330,916
Pool A92905, 4.50%, 06/01/2040	135,194	141,242
Pool A93467, 4.50%, 08/01/2040	292,600	307,008
Pool Q01597, 4.50%, 05/01/2041	301,557	315,048
Pool Q02377, 4.50%, 07/01/2041	168,701	176,248
Pool Q47624, 4.50%, 04/01/2047	1,264,258	1,325,810
Pool Q48294, 4.50%, 05/01/2047	1,345,711	1,411,230
Pool Q49044, 4.50%, 07/01/2047	2,697,201	2,825,384
Pool Q49608, 4.50%, 07/01/2047	1,166,840	1,223,766
Pool Q49902, 4.50%, 08/01/2047	420,902	441,395
Pool Q55774, 4.50%, 04/01/2048	2,257,527	2,368,691
Pool Q56476, 4.50%, 05/01/2048	3,813,900	3,985,498
Pool A68734, 5.00%, 07/01/2037	19,847	21,021
Pool A91364, 5.00%, 03/01/2040	417,086	444,045
Pool A92906, 5.00%, 07/01/2040	310,413	329,723
Pool A56707, 5.50%, 01/01/2037	68,794	73,793
Pool A58653, 5.50%, 03/01/2037	110,700	118,699
Pool A68746, 5.50%, 10/01/2037	145,146	155,634
Pool A76192, 5.50%, 04/01/2038	297,803	319,321
Pool A76444, 5.50%, 04/01/2038	113,541	121,751
Pool A78742, 5.50%, 06/01/2038	977,144	1,055,979
Pool G06072, 6.00%, 06/01/2038	534,062	592,752
Pool G06073, 6.50% 10/01/2037	884,238	1,008,222
		166,486,217
FHA Project Loans - 0.49%
Pool 023-98141, 6.00%, 03/01/2047 (a) (b)	2,936,495	2,997,969
Pool St. Michael, 6.20%, 09/01/2050 (a) (b)	5,606,495	5,840,405
Pool 023-98146, 6.51%, 07/01/2047 (a) (b)	598,440	622,152
Pool 034-A35271, 6.95%, 06/01/2035 (a) (b)	235,471	234,429
Pool Reilly, 7.43% 08/25/2021 (a) (b)	60,146	59,921
		9,754,876
FNMA Multifamily - 11.56%
Pool AN1342, 1.11%, (ICE LIBOR USD 1 Month+0.670%), 05/01/2026	750,000	748,545
Pool AM6550, 1.21%, 01/01/2019	74,453	73,992
Pool AM8728, 1.67%, (ICE LIBOR USD 1 Month+0.300%), 05/01/2025	2,815,459	2,801,721
Pool AM2208, 1.81%, 01/01/2020	672,744	662,006
Pool AM4701, 1.86%, (LIBOR USD 1 Month+0.490%), 11/01/2023	3,709,044	3,698,432
Pool AN2159, 2.06%, 12/01/2022	1,459,020	1,438,713
Pool AN3157, 2.25%, 10/01/2026	4,480,000	4,180,042
Pool 471510, 2.29%, 06/01/2019	222,545	221,374
Pool AM2024, 2.30%, 01/01/2023	984,393	958,343
Pool AN1684, 2.30%, 06/01/2023	2,717,411	2,625,817

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
Pool AM2274, 2.31%, 01/01/2023	$225,524	$218,743
Pool AM1114, 2.34%, 11/01/2022	1,117,224	1,086,172
Pool AM1718, 2.46%, 02/01/2023	906,091	886,961
Pool AM2198, 2.48%, 01/01/2023	100,974	98,617
Pool AN3584, 2.53%, 11/01/2028	1,000,000	927,531
Pool AN1381, 2.56%, 08/01/2026	938,444	901,357
Pool AM8256, 2.57%, 03/01/2025	3,250,000	3,134,634
Pool AM8148, 2.68%, 03/01/2027	997,182	956,772
Pool AN1428, 2.69%, 04/01/2026	602,018	584,132
Pool AN0668, 2.75%, 10/01/2021	5,035,754	4,995,924
Pool AN0761, 2.75%, 10/01/2021	2,794,850	2,773,008
Pool AN0777, 2.75%, 11/01/2021	5,691,927	5,646,427
Pool AM9007, 2.78%, 05/01/2025	497,216	486,694
Pool AN0454, 2.80%, 02/01/2026	1,175,285	1,149,061
Pool AM8561, 2.82%, 04/01/2025	4,251,299	4,172,525
Pool AN2174, 2.84%, 07/01/2026	6,600,000	6,382,762
Pool AN0876, 2.85%, 02/01/2026	1,441,184	1,413,979
Pool AN6116, 2.85%, 07/01/2027	671,671	649,689
Pool AM0414, 2.87%, 09/01/2027	1,200,000	1,154,930
Pool 471460, 2.88%, 06/01/2022	896,003	893,337
Pool AN0350, 2.88%, 12/01/2025	1,152,388	1,129,457
Pool AM7627, 2.95%, 01/01/2025	2,971,685	2,942,945
Pool AN6823, 2.95%, 09/01/2029	6,964,000	6,650,488
Pool 471372, 2.96%, 05/01/2022	356,705	356,686
Pool AN5781, 2.96%, 06/01/2029	393,965	380,464
Pool AM9592, 2.97%, 01/01/2023	1,765,046	1,759,420
Pool AN8458, 2.97%, 02/01/2025	5,000,000	4,957,799
Pool AN5536, 2.97%, 05/01/2027	3,372,145	3,301,693
Pool AN6926, 3.00%, 11/01/2032	1,041,022	992,118
Pool AN0915, 3.01%, 02/01/2026	1,170,383	1,156,451
Pool AN7354, 3.03%, 11/01/2027	2,753,219	2,696,279
Pool AM7831, 3.04%, 01/01/2025	1,928,409	1,920,731
Pool AN3838, 3.05%, 01/01/2022	490,801	491,645
Pool 470211, 3.06%, 12/01/2021	1,090,208	1,093,974
Pool AN5273, 3.06%, 05/01/2027	415,000	407,696
Pool AN6579, 3.06%, 09/01/2027	1,508,192	1,477,975
Pool AN5758, 3.09%, 06/01/2027	1,556,343	1,529,497
Pool AM9429, 3.12%, 07/01/2025	1,428,259	1,427,808
Pool AN4301, 3.15%, 01/01/2027	500,000	495,633
Pool AN8567, 3.15%, 03/01/2028	11,078,864	10,921,202
Pool AN4045, 3.15%, 01/01/2029	6,300,000	6,127,681
Pool AN8521, 3.19%, 03/01/2028	3,000,000	2,961,538
Pool AN9141, 3.20%, 05/01/2025	5,810,000	5,829,040
Pool AN6262, 3.20%, 08/01/2027	528,541	524,484
Pool AN6232, 3.20%, 08/01/2029	4,480,000	4,392,610
Pool AN5394, 3.21%, 05/01/2027	1,250,000	1,237,128
Pool AN4133, 3.21%, 01/01/2033	244,284	235,227
Pool AM8227, 3.21%, 03/01/2033	94,867	91,452
Pool AM9393, 3.23%, 07/01/2025	3,821,319	3,831,639
Pool AN5792, 3.30%, 04/01/2034	944,260	907,287
Pool AM9780, 3.31%, 03/01/2031	1,455,424	1,417,844
Pool AN8863, 3.33%, 03/01/2028	2,992,611	2,990,060
Pool AM6620, 3.34%, 08/01/2024	1,268,232	1,276,910
Pool AN4425, 3.34%, 01/01/2032	3,000,000	2,928,421
Pool AN8814, 3.36%, 04/01/2028	998,705	1,000,112

The accompanying notes are an integral part of the financial statements.

The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool AN4505, 3.36%, 02/01/2032	$997,005	$980,683
Pool 470414, 3.37%, 01/01/2022	224,653	224,161
Pool AM3973, 3.37%, 07/01/2023	3,368,618	3,407,447
Pool AN4770, 3.38%, 03/01/2027	4,323,953	4,360,948
Pool AN4978, 3.39%, 03/01/2033	13,250,000	12,869,292
Pool AM9489, 3.40%, 07/01/2030	1,931,926	1,946,714
Pool AN5418, 3.40%, 05/01/2033	750,000	727,378
Pool AM5883, 3.41%, 05/01/2024	1,309,634	1,326,066
Pool AM5986, 3.44%, 06/01/2026	600,000	606,404
Pool AN4404, 3.45%, 01/01/2027	705,907	712,565
Pool 469683, 3.54%, 11/01/2021	1,560,025	1,589,038
Pool AN9020, 3.57%, 04/01/2030	6,715,000	6,767,444
Pool AM4667, 3.69%, 11/01/2023	1,126,701	1,155,554
Pool AN4782, 3.69%, 02/01/2037	1,669,583	1,648,840
Pool AN1108, 3.76%, 03/01/2046	289,506	286,068
Pool AN0582, 3.78%, 01/01/2031	410,493	422,263
Pool AN4171, 3.79%, 01/01/2035	833,521	854,786
Pool 469075, 3.82%, 09/01/2021	673,986	691,740
Pool AM9376, 3.83%, 07/01/2045	479,413	480,807
Pool 466973, 3.85%, 01/01/2021	2,056,032	2,105,680
Pool 469094, 3.90%, 09/01/2026	162,699	165,836
Pool 468980, 3.95%, 09/01/2021	715,726	736,054
Pool AN0360, 3.95%, 12/01/2045	100,000	102,339
Pool 468263, 3.98%, 06/01/2021	3,571,576	3,669,070
Pool AN4676, 4.10%, 03/01/2047	1,326,832	1,365,122
Pool AM5197, 4.20%, 01/01/2030	396,441	416,463
Pool 465435, 4.22%, 07/01/2020	421,200	432,621
Pool 467899, 4.23%, 04/01/2021	422,524	436,375
Pool 467460, 4.33%, 04/01/2021	713,041	738,276
Pool 463873, 4.38%, 11/01/2019	380,257	388,473
Pool 467315, 4.46%, 02/01/2021	363,055	374,859
Pool 467732, 4.57%, 04/01/2021	267,929	267,464
Pool 468251, 4.76%, 06/01/2026	572,851	610,265
Pool 464133, 4.85%, 01/01/2025	1,949,656	2,060,351
Pool 387517, 5.02%, 08/01/2020	577,386	594,849
Pool 466907, 5.13%, 03/01/2026	380,773	411,495
Pool 387215, 5.19%, 01/01/2023	413,693	431,904
Pool 465394, 5.20%, 03/01/2026	512,429	547,206
Pool 463895, 5.25%, 10/01/2025	353,411	397,478
Pool 464523, 5.51%, 07/01/2024	1,012,388	1,113,401
Pool 874487, 5.52%, 05/01/2025	473,402	520,127
Pool 873550, 5.55%, 04/01/2024	216,414	232,954
Pool 463000, 5.58%, 08/01/2021	1,205,431	1,273,878
Pool 467505, 5.66%, 03/01/2023	790,541	862,531
Pool 874481, 5.75%, 04/01/2022	3,309,962	3,480,653
Pool 387005, 5.95%, 06/01/2022	327,724	335,534
Pool 873949, 5.95%, 09/01/2024	1,193,576	1,264,599
Pool 463839, 5.96%, 11/01/2027	633,457	698,117
Pool 873679, 6.10%, 06/01/2024	418,960	449,794
Pool 467914, 6.10%, 04/01/2041	505,426	582,336
Pool 463997, 6.12%, 12/01/2027	934,726	1,055,294
Pool 958614, 6.22%, 04/01/2027	349,659	383,858
Pool 464836, 6.23%, 03/01/2028	1,641,371	1,766,266
Pool 465260, 6.33%, 06/01/2028	1,486,869	1,709,688
Pool 464254, 6.34%, 11/01/2027	2,471,984	2,816,026

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
Pool 464969, 6.34%, 04/01/2028	$2,513,698	$2,900,406
Pool 874736, 6.43%, 10/01/2025	425,606	470,106
Pool 464632, 6.50%, 02/01/2028	466,505	528,203
Pool 465588, 6.55%, 07/01/2028	566,376	648,250
Pool 466756, 6.59%, 12/01/2028	1,727,379	2,005,440
Pool 464573, 6.72%, 02/01/2040	2,202,640	2,452,462
Pool 466595, 6.78%, 11/01/2025	3,562,022	4,224,605
Pool 469854, 8.26% 12/01/2026	1,575,096	1,786,747
		228,635,287
FNMA Single Family - 20.84%
Pool AB6333, 3.00%, 09/01/2042	750,422	734,915
Pool AP7482, 3.00%, 09/01/2042	130,413	127,773
Pool AP9712, 3.00%, 09/01/2042	399,262	391,059
Pool AB7486, 3.00%, 12/01/2042	1,160,039	1,135,479
Pool AR5591, 3.00%, 01/01/2043	76,385	74,789
Pool AT1983, 3.00%, 04/01/2043	810,374	793,220
Pool AB9496, 3.00%, 05/01/2043	71,490	69,628
Pool AR6415, 3.00%, 05/01/2043	380,161	372,095
Pool AT0343, 3.00%, 05/01/2043	262,183	256,647
Pool AS7134, 3.00%, 05/01/2046	1,841,215	1,790,422
Pool AS7340, 3.00%, 06/01/2046	5,955,070	5,789,235
Pool BC1141, 3.00%, 06/01/2046	1,608,350	1,563,459
Pool AS7521, 3.00%, 07/01/2046	4,849,052	4,713,865
Pool BD0472, 3.00%, 07/01/2046	1,444,397	1,403,331
Pool AS7816, 3.00%, 08/01/2046	5,996,322	5,829,224
Pool BC2796, 3.00%, 08/01/2046	2,195,873	2,134,682
Pool AS7899, 3.00%, 09/01/2046	2,529,245	2,458,754
Pool BD6343, 3.00%, 09/01/2046	1,210,098	1,176,532
Pool AS8079, 3.00%, 10/01/2046	3,523,940	3,425,665
Pool BC4722, 3.00%, 10/01/2046	738,604	717,986
Pool AS8290, 3.00%, 11/01/2046	4,022,027	3,909,878
Pool AS8463, 3.00%, 12/01/2046	4,480,375	4,355,389
Pool BC9073, 3.00%, 12/01/2046	4,295,396	4,175,472
Pool BD7042, 3.00%, 03/01/2047	1,021,211	992,683
Pool AP2097, 3.50%, 08/01/2042	94,872	95,218
Pool AS0092, 3.50%, 07/01/2043	238,264	239,148
Pool AU1769, 3.50%, 08/01/2043	362,259	363,603
Pool AX3104, 3.50%, 09/01/2044	354,326	353,915
Pool AS3724, 3.50%, 11/01/2044	102,176	102,291
Pool AX4858, 3.50%, 12/01/2044	514,923	515,238
Pool AY1745, 3.50%, 12/01/2044	86,751	86,797
Pool AX7551, 3.50%, 01/01/2045	433,339	433,604
Pool AS4392, 3.50%, 02/01/2045	134,790	134,670
Pool AY4388, 3.50%, 02/01/2045	954,996	956,564
Pool AS4536, 3.50%, 03/01/2045	465,361	465,645
Pool AX9585, 3.50%, 03/01/2045	2,493,592	2,495,117
Pool AY5019, 3.50%, 03/01/2045	231,527	231,268
Pool AS4738, 3.50%, 04/01/2045	1,488,640	1,489,549
Pool AY1387, 3.50%, 04/01/2045	368,040	368,265
Pool AS4913, 3.50%, 05/01/2045	2,200,066	2,201,410
Pool AY3458, 3.50%, 05/01/2045	1,420,529	1,421,396
Pool AY8252, 3.50%, 05/01/2045	431,456	431,035
Pool AY8271, 3.50%, 05/01/2045	617,253	616,561
Pool AS5117, 3.50%, 06/01/2045	1,447,395	1,448,279
Pool AZ2274, 3.50%, 06/01/2045	466,609	466,075

The accompanying notes are an integral part of the financial statements.

The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool AZ2316, 3.50%, 06/01/2045	$471,857	$471,328
Pool AS5351, 3.50%, 07/01/2045	5,343,077	5,346,339
Pool AZ0805, 3.50%, 07/01/2045	5,037,490	5,040,576
Pool AZ5686, 3.50%, 07/01/2045	686,640	685,870
Pool AS5579, 3.50%, 08/01/2045	618,306	618,683
Pool AZ5696, 3.50%, 08/01/2045	478,273	478,132
Pool AS5767, 3.50%, 09/01/2045	3,234,717	3,236,693
Pool AZ2904, 3.50%, 09/01/2045	2,553,866	2,555,430
Pool AZ9193, 3.50%, 09/01/2045	795,482	794,590
Pool AS5917, 3.50%, 10/01/2045	3,539,149	3,541,311
Pool AZ4755, 3.50%, 10/01/2045	786,063	786,544
Pool AS6127, 3.50%, 11/01/2045	1,476,270	1,477,168
Pool AS6309, 3.50%, 12/01/2045	2,187,799	2,189,133
Pool BC0066, 3.50%, 12/01/2045	1,789,302	1,790,391
Pool AS6467, 3.50%, 01/01/2046	3,901,069	3,903,445
Pool AS6616, 3.50%, 02/01/2046	4,178,898	4,181,452
Pool BC0223, 3.50%, 02/01/2046	7,112,036	7,116,378
Pool BC0226, 3.50%, 02/01/2046	254,883	255,038
Pool AS6785, 3.50%, 03/01/2046	7,922,436	7,927,255
Pool AS6956, 3.50%, 04/01/2046	3,116,689	3,118,579
Pool BC0801, 3.50%, 04/01/2046	3,523,942	3,526,090
Pool AS7135, 3.50%, 05/01/2046	419,052	419,307
Pool BC6041, 3.50%, 05/01/2046	3,294,669	3,290,972
Pool BD0456, 3.50%, 06/01/2046	877,669	876,802
Pool BC9068, 3.50%, 12/01/2046	1,250,621	1,251,380
Pool AS8635, 3.50%, 01/01/2047	5,230,924	5,234,129
Pool AS8808, 3.50%, 02/01/2047	3,238,201	3,240,186
Pool AS8918, 3.50%, 03/01/2047	7,716,491	7,721,231
Pool BD7046, 3.50%, 03/01/2047	6,691,089	6,695,200
Pool BE7198, 3.50%, 03/01/2047	939,479	939,579
Pool AS9380, 3.50%, 04/01/2047	3,317,883	3,319,921
Pool BH1139, 3.50%, 04/01/2047	1,070,825	1,069,624
Pool BH1158, 3.50%, 04/01/2047	763,620	762,764
Pool AS9548, 3.50%, 05/01/2047	5,504,998	5,508,380
Pool BD2416, 3.50%, 05/01/2047	3,212,668	3,214,642
Pool AS9814, 3.50%, 06/01/2047	5,923,101	5,926,739
Pool BE3687, 3.50%, 06/01/2047	1,690,881	1,691,920
Pool BH5307, 3.50%, 06/01/2047	914,306	913,334
Pool AS9943, 3.50%, 07/01/2047	6,038,499	6,042,209
Pool BH5329, 3.50%, 07/01/2047	821,263	820,342
Pool BH2607, 3.50%, 08/01/2047	1,480,352	1,481,261
Pool CA0116, 3.50%, 08/01/2047	3,524,856	3,527,022
Pool BH2671, 3.50%, 09/01/2047	2,670,231	2,671,328
Pool BH5391, 3.50%, 09/01/2047	1,094,133	1,092,905
Pool CA0408, 3.50%, 09/01/2047	1,616,966	1,617,302
Pool BH4063, 3.50%, 10/01/2047	2,404,598	2,405,586
Pool BH9370, 3.50%, 10/01/2047	2,387,870	2,384,901
Pool CA0566, 3.50%, 10/01/2047	2,835,967	2,836,556
Pool BH5746, 3.50%, 11/01/2047	3,959,466	3,959,482
Pool CA0744, 3.50%, 11/01/2047	1,372,635	1,372,641
Pool BH7046, 3.50%, 12/01/2047	6,322,416	6,322,441
Pool BJ1663, 3.50%, 12/01/2047	3,117,229	3,112,972
Pool CA0918, 3.50%, 12/01/2047	2,799,054	2,800,774
Pool BH7097, 3.50%, 01/01/2048	4,648,345	4,646,474
Pool BJ4551, 3.50%, 01/01/2048	2,631,531	2,627,937

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
Pool BJ4562, 3.50%, 01/01/2048	$1,291,079	$1,289,395
Pool CA1074, 3.50%, 01/01/2048	4,148,593	4,166,190
Pool BH9270, 3.50%, 02/01/2048	4,843,852	4,840,916
Pool BJ4611, 3.50%, 02/01/2048	2,928,787	2,924,251
Pool BJ4612, 3.50%, 02/01/2048	1,595,761	1,593,477
Pool CA1243, 3.50%, 02/01/2048	8,408,427	8,423,442
Pool BJ0616, 3.50%, 03/01/2048	3,251,169	3,249,199
Pool BJ0652, 3.50%, 03/01/2048	4,569,917	4,569,008
Pool BK1959, 3.50%, 03/01/2048	2,308,648	2,305,072
Pool BK1960, 3.50%, 03/01/2048	1,919,874	1,918,584
Pool CA1414, 3.50%, 03/01/2048	5,154,214	5,150,041
Pool AC1837, 4.00%, 08/01/2039	392,609	403,884
Pool AE5434, 4.00%, 10/01/2040	388,601	400,173
Pool AE9905, 4.00%, 10/01/2040	257,081	263,267
Pool AE7705, 4.00%, 11/01/2040	242,493	248,041
Pool AE8205, 4.00%, 11/01/2040	259,264	266,909
Pool AE8779, 4.00%, 12/01/2040	80,710	82,557
Pool AH0540, 4.00%, 12/01/2040	47,404	48,488
Pool AH2979, 4.00%, 01/01/2041	198,232	203,359
Pool AH5643, 4.00%, 01/01/2041	466,804	480,719
Pool AH5670, 4.00%, 02/01/2041	393,365	405,088
Pool AH5671, 4.00%, 02/01/2041	530,288	545,940
Pool AH5672, 4.00%, 02/01/2041	291,149	300,002
Pool AH6770, 4.00%, 03/01/2041	353,465	363,622
Pool AH7282, 4.00%, 03/01/2041	369,878	378,341
Pool AH8877, 4.00%, 04/01/2041	298,417	307,481
Pool AI0124, 4.00%, 04/01/2041	70,539	72,626
Pool AI9871, 4.00%, 09/01/2041	502,162	517,032
Pool AJ3460, 4.00%, 09/01/2041	322,409	331,719
Pool AJ4024, 4.00%, 10/01/2041	395,398	407,207
Pool AU9998, 4.00%, 09/01/2043	362,004	372,814
Pool AS0716, 4.00%, 10/01/2043	1,285,884	1,321,796
Pool AU6721, 4.00%, 10/01/2043	958,771	987,399
Pool AV0191, 4.00%, 10/01/2043	255,070	260,987
Pool AV0214, 4.00%, 10/01/2043	622,437	637,344
Pool AS0929, 4.00%, 11/01/2043	744,745	763,806
Pool AU6999, 4.00%, 11/01/2043	1,288,997	1,327,482
Pool AU7007, 4.00%, 11/01/2043	587,389	603,113
Pool AS1368, 4.00%, 12/01/2043	560,908	575,012
Pool AV0670, 4.00%, 12/01/2043	842,038	863,602
Pool AS1427, 4.00%, 01/01/2044	828,223	851,750
Pool AV2348, 4.00%, 01/01/2044	788,475	810,795
Pool AV6342, 4.00%, 01/01/2044	575,557	589,994
Pool AW0278, 4.00%, 01/01/2044	607,190	623,591
Pool AS1671, 4.00%, 02/01/2044	258,995	266,395
Pool AV5020, 4.00%, 02/01/2044	922,299	947,695
Pool AS1877, 4.00%, 03/01/2044	658,505	675,029
Pool AV7087, 4.00%, 03/01/2044	909,413	934,103
Pool AV7157, 4.00%, 04/01/2044	757,993	776,991
Pool AW0985, 4.00%, 05/01/2044	939,428	962,972
Pool AW3597, 4.00%, 06/01/2044	850,070	870,967
Pool AW5358, 4.00%, 06/01/2044	768,921	788,067
Pool AW6680, 4.00%, 06/01/2044	476,554	488,785
Pool AS2826, 4.00%, 07/01/2044	660,048	676,932
Pool AW8968, 4.00%, 07/01/2044	564,746	577,725

The accompanying notes are an integral part of the financial statements.

The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool AS3009, 4.00%, 08/01/2044	$919,502	$942,191
Pool AW8540, 4.00%, 08/01/2044	666,074	682,315
Pool AW9273, 4.00%, 08/01/2044	611,440	627,443
Pool AS3247, 4.00%, 09/01/2044	291,551	298,649
Pool AS3493, 4.00%, 10/01/2044	691,111	708,086
Pool AX0902, 4.00%, 10/01/2044	512,878	526,712
Pool AX3165, 4.00%, 10/01/2044	475,062	485,931
Pool AS3951, 4.00%, 11/01/2044	337,946	345,678
Pool AX2558, 4.00%, 11/01/2044	589,789	604,611
Pool AX4856, 4.00%, 12/01/2044	547,453	561,957
Pool AX7550, 4.00%, 12/01/2044	576,204	590,848
Pool AY5025, 4.00%, 03/01/2045	1,432,321	1,465,506
Pool TBA, 4.00%, 04/15/2045	1,491,274	1,526,605
Pool AY8277, 4.00%, 05/01/2045	714,875	731,338
Pool TBA, 4.00%, 06/15/2045	8,431,376	8,619,765
Pool AZ5697, 4.00%, 08/01/2045	1,256,782	1,286,717
Pool AZ2921, 4.00%, 09/01/2045	474,726	485,587
Pool AZ9195, 4.00%, 09/01/2045	1,109,608	1,136,646
Pool BE7194, 4.00%, 03/01/2047	3,642,635	3,726,198
Pool BE7216, 4.00%, 04/01/2047	2,170,390	2,223,616
Pool BH1143, 4.00%, 04/01/2047	1,807,435	1,848,927
Pool BD2419, 4.00%, 05/01/2047	2,346,091	2,401,179
Pool BH1167, 4.00%, 05/01/2047	1,907,989	1,954,780
Pool BE3689, 4.00%, 06/01/2047	5,008,738	5,126,603
Pool BH5309, 4.00%, 06/01/2047	3,894,184	3,989,685
Pool BE3762, 4.00%, 07/01/2047	3,710,565	3,797,305
Pool BH5335, 4.00%, 07/01/2047	1,323,817	1,357,140
Pool BH5361, 4.00%, 08/01/2047	1,666,688	1,706,581
Pool BH5395, 4.00%, 09/01/2047	1,999,517	2,049,846
Pool BH4060, 4.00%, 10/01/2047	1,450,100	1,484,450
Pool BH9379, 4.00%, 10/01/2047	1,151,489	1,179,750
Pool BH5748, 4.00%, 11/01/2047	1,706,782	1,747,212
Pool BJ4571, 4.00%, 01/01/2048	1,085,680	1,113,067
Pool BK1957, 4.00%, 03/01/2048	1,790,367	1,833,318
Pool BK1968, 4.00%, 03/01/2048	5,008,930	5,124,443
Pool BK1969, 4.00%, 03/01/2048	2,053,127	2,100,476
Pool BK2557, 4.00%, 03/01/2048	2,323,358	2,383,367
Pool BK2008, 4.00%, 04/01/2048	2,325,432	2,379,061
Pool BJ2752, 4.00%, 05/01/2048	4,107,931	4,205,264
Pool BK5289, 4.00%, 06/01/2048	3,108,871	3,180,567
Pool AC4095, 4.50%, 09/01/2039	9,589	10,021
Pool 890226, 4.50%, 08/01/2040	5,646,812	5,957,239
Pool AD8493, 4.50%, 08/01/2040	342,772	361,514
Pool AE3014, 4.50%, 09/01/2040	461,089	486,503
Pool AH5666, 4.50%, 01/01/2041	118,118	123,437
Pool AH5644, 4.50%, 02/01/2041	230,243	242,097
Pool AH6769, 4.50%, 03/01/2041	2,103,780	2,219,660
Pool AH7512, 4.50%, 03/01/2041	514,820	538,864
Pool AH8880, 4.50%, 04/01/2041	488,375	513,494
Pool AH8881, 4.50%, 04/01/2041	706,464	744,884
Pool AI0125, 4.50%, 04/01/2041	655,093	689,305
Pool AI2268, 4.50%, 04/01/2041	802,852	845,147
Pool AI3491, 4.50%, 06/01/2041	1,809,477	1,909,266
Pool AI5362, 4.50%, 06/01/2041	1,176,910	1,238,912
Pool AI6148, 4.50%, 07/01/2041	469,301	491,587

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
Pool AI6155, 4.50%, 07/01/2041	$1,718,665	$1,810,280
Pool AI8446, 4.50%, 07/01/2041	501,897	527,240
Pool AI8166, 4.50%, 08/01/2041	943,643	995,297
Pool AI8167, 4.50%, 08/01/2041	1,111,488	1,170,503
Pool AI9872, 4.50%, 09/01/2041	877,089	920,969
Pool AJ4025, 4.50%, 10/01/2041	808,071	848,358
Pool AV0226, 4.50%, 10/01/2043	546,410	572,500
Pool AV6346, 4.50%, 01/01/2044	683,499	714,546
Pool BH1145, 4.50%, 04/01/2047	991,341	1,038,744
Pool BK2031, 4.50%, 04/01/2048	1,527,496	1,603,055
Pool BK5278, 4.50%, 05/01/2048	3,394,314	3,548,993
Pool 890230, 5.00%, 07/01/2040	6,058,291	6,504,006
Pool AD8500, 5.00%, 08/01/2040	543,239	580,849
Pool AH6772, 5.00%, 03/01/2041	124,664	132,239
Pool AH8879, 5.00%, 04/01/2041	349,194	370,412
Pool AI3492, 5.00%, 06/01/2041	283,373	300,592
Pool AI6154, 5.00%, 07/01/2041	277,291	294,140
Pool 890246, 5.50%, 11/01/2038	2,031,086	2,201,951
Pool 890247, 6.00%, 09/01/2038	3,270,590	3,626,413
Pool 886136, 6.50%, 07/01/2036	181,916	202,366
Pool 900106, 6.50%, 08/01/2036	64,079	71,282
Pool 900649, 6.50%, 09/01/2036	114,384	127,243
Pool 947771, 6.50% 09/01/2037	94,738	105,388
		412,336,390
FRESB Multifamily - 0.10%
Pool 2017-SB43, 2.79%, (LIBOR USD 1 Month+2.740%), 10/25/2037	1,299,653	1,287,885
Pool 2017-SB43, 3.00% 10/25/2027 (c)	717,914	700,691
		1,988,576
GNMA Multifamily - 26.01%
Pool 2013-73 A, 0.98%, 12/16/2035	699,388	679,214
Pool 2013-45 A, 1.45%, 10/16/2040	649,389	633,653
Pool 2013-61 A, 1.45%, 01/16/2043	383,485	368,514
Pool 2013-30 A, 1.50%, 05/16/2042	1,030,907	994,083
Pool 2013-85 A, 1.55%, 09/16/2046	1,627,934	1,507,159
Pool 2013-7 AC, 1.60%, 03/16/2047	1,563,680	1,489,325
Pool 2012-27 A, 1.61%, 07/16/2039	686,930	667,982
Pool 2012-139 AB, 1.67%, 02/16/2053	344,454	315,169
Pool 2013-118 AC, 1.70%, 06/16/2036	2,016,376	1,973,684
Pool 2013-50 AB, 1.73%, 05/16/2045	1,359,540	1,288,636
Pool 2014-103, 1.74%, 06/16/2053	1,324,853	1,311,991
Pool 2013-29 AB, 1.77%, 10/16/2045	1,085,301	1,034,674
Pool 2012-144 AD, 1.77%, 01/16/2053	567,062	532,907
Pool 2013-179 A, 1.80%, 07/16/2037	1,600,931	1,559,539
Pool 2012-99 AE, 1.80%, 02/16/2048	1,299,230	1,207,502
Pool 2013-12 AB, 1.83%, 11/16/2052	231,946	220,580
Pool 2013-72 AC, 1.88%, 05/16/2046	1,986,458	1,870,295
Pool 2012-135 AC, 1.89%, 01/16/2053 (c)	1,649,741	1,525,165
Pool 2014-168 A, 1.90%, 06/16/2041	411,265	403,513
Pool 2012-150 AB, 1.90%, 08/16/2044	175,628	168,245
Pool 2012-120 A, 1.90%, 02/16/2053	1,951,529	1,833,506
Pool 2014-52 A, 1.95%, 09/16/2036	309,878	306,258
Pool 2012-83 AB, 1.98%, 05/16/2045	1,073,246	1,015,606
Pool 2013-176 AB, 2.00%, 11/16/2038	117,371	114,584
Pool 2013-107 A, 2.00%, 05/16/2040	112,304	109,269

The accompanying notes are an integral part of the financial statements.

The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool 2013-92 AB, 2.00%, 02/16/2043	$1,043,570	$1,017,652
Pool 2013-143 A, 2.00%, 04/16/2043	113,387	111,448
Pool 2013-176 AC, 2.00%, 03/16/2046	2,165,779	2,035,374
Pool 2013-128 AB, 2.00%, 10/16/2051	2,694,265	2,517,388
Pool 2011-143, 2.00%, 10/16/2057	4,471,460	4,120,859
Pool 2012-72 AB, 2.03%, 02/16/2046	179,237	174,320
Pool 2012-112 AD, 2.09%, 02/16/2053	232,317	219,505
Pool 2012-114 A, 2.10%, 01/16/2053 (c)	540,046	506,839
Pool 2012-2 AB, 2.11%, 03/16/2037	523,278	517,427
Pool 2012-125 AB, 2.11%, 02/16/2053 (c)	244,690	229,865
Pool AA8478, 2.15%, 05/15/2035	336,240	318,454
Pool AA8479, 2.15%, 11/15/2035	700,031	662,478
Pool 2014-67 A, 2.15%, 05/16/2039	1,093,470	1,078,453
Pool 2012-70 AB, 2.18%, 08/16/2052	462,461	438,363
Pool 2012-58 B, 2.20%, 03/16/2044	1,050,000	987,218
Pool 2014-78 A2, 2.20%, 04/16/2047	1,497,766	1,487,682
Pool 2013-94 AB, 2.20%, 03/16/2054	477,683	448,839
Pool 2016-152, 2.20%, 08/15/2058	2,716,885	2,533,209
Pool 2014-75 A, 2.21%, 06/16/2047	796,942	788,623
Pool 2012-78 AD, 2.22%, 03/16/2044	300,000	292,903
Pool AC5324, 2.23%, 09/15/2032	2,431,110	2,316,062
Pool 2016-40, 2.25%, 03/16/2050	9,155,577	8,637,183
Pool 2012-111 AB, 2.25%, 09/16/2052	1,857,500	1,826,690
Pool 2016-175, 2.25%, 09/16/2058	4,750,889	4,472,563
Pool 2014-29 AB, 2.30%, 01/16/2041	2,096,265	2,067,467
Pool 2014-130 CA, 2.30%, 11/16/2042	213,784	208,773
Pool 2017-20, 2.30%, 09/16/2057	2,355,597	2,214,033
Pool 2016-125, 2.30%, 12/16/2057	3,932,817	3,683,802
Pool 2017-003, 2.30%, 09/16/2058	5,093,067	4,772,736
Pool 2012-100 B, 2.31%, 11/16/2051 (c)	500,000	454,886
Pool 2015-125 AB, 2.35%, 04/16/2047	9,421,200	9,045,531
Pool 2016-87, 2.35%, 03/16/2058	971,122	913,335
Pool 2016-14 DA, 2.40%, 05/16/2046	5,074,420	4,838,383
Pool 2016-40, 2.40%, 06/16/2049	3,648,249	3,444,521
Pool 2018-16, 2.40%, 03/16/2050	11,050,105	10,647,101
Pool 2017-30, 2.40%, 03/16/2051	4,792,947	4,575,837
Pool 2014-15 AD, 2.40%, 08/16/2054 (c)	160,429	155,362
Pool 2017-50, 2.40%, 01/16/2057	5,509,723	5,201,845
Pool 2015-183 AF, 2.40%, 07/16/2057	6,205,355	5,882,697
Pool 2016-96, 2.40%, 12/16/2057	871,861	816,820
Pool 2017-16, 2.40%, 01/16/2058	2,058,707	1,951,421
Pool 2017-29, 2.40%, 01/16/2058	6,391,693	6,108,446
Pool 2016-113, 2.40%, 02/16/2058	1,794,863	1,681,223
Pool 2018-26, 2.40%, 02/16/2058	10,954,536	10,476,313
Pool 2017-49, 2.40%, 05/16/2058	3,546,942	3,370,123
Pool 2017-41, 2.40%, 07/16/2058	2,558,413	2,433,908
Pool 2017-7, 2.40%, 12/16/2058 (c)	4,205,843	3,811,093
Pool 778465, 2.45%, 09/15/2047	1,653,558	1,649,617
Pool 2017-169, 2.45%, 03/16/2050	5,452,870	5,236,154
Pool AC9553, 2.47%, 02/15/2048	9,075,624	8,510,822
Pool 2014-172, 2.50%, 09/16/2041	1,457,563	1,443,528
Pool 2017-169, 2.50%, 10/01/2047	248,133	234,249
Pool AE4484, 2.50%, 06/15/2048	3,845,525	3,604,253
2018-47 CA, 2.50% 01/16/2049	1,196,269	1,162,546
Pool 2017-111, 2.50%, 06/16/2051	394,708	380,785

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
Pool 2015-114 AD, 2.50%, 11/15/2051	$2,903,890	$2,815,937
Pool 2013-193 AE, 2.50%, 10/16/2054	1,977,492	1,922,817
Pool 2017-9, 2.50%, 09/16/2056	2,128,368	2,010,592
Pool 2017-157, 2.50%, 10/16/2056	2,427,369	2,321,156
Pool 2017-28, 2.50%, 02/16/2057	8,817,317	8,327,471
Pool 2016-36 A, 2.50%, 03/16/2057	957,351	907,337
Pool 2017-72, 2.50%, 04/16/2057	1,131,315	1,068,295
Pool 2016-71, 2.50%, 10/16/2057	6,237,687	5,884,419
Pool 2017-46, 2.50%, 11/16/2057	9,813,749	9,303,130
Pool 2017-64, 2.50%, 11/16/2057	3,291,499	3,107,138
Pool 2017-22, 2.50%, 12/16/2057	9,803,097	9,264,174
Pool 2018-30, 2.50%, 02/16/2058	4,478,894	4,337,566
Pool 2017-47, 2.50%, 08/16/2058	2,572,687	2,444,867
Pool 2017-81, 2.50%, 09/16/2058	1,481,904	1,399,504
Pool 2017-97, 2.50%, 09/16/2058	497,401	472,857
Pool 2018-3, 2.50%, 10/16/2058	7,807,814	7,456,279
Pool 2017-154, 2.50%, 12/16/2058	2,979,642	2,835,736
Pool 2017-127, 2.50%, 02/16/2059	1,483,782	1,405,212
Pool 2017-143, 2.50%, 02/16/2059	2,748,713	2,590,157
2018-75 AC, 2.50% 04/16/2059	2,000,000	1,905,655
Pool 2017-191, 2.50%, 07/16/2059 (c)	3,531,427	3,336,211
Pool 2018-2, 2.50%, 07/16/2059	1,169,596	1,098,906
Pool 2011-161 B, 2.53%, 07/16/2038	379,732	378,058
Pool 2014-164 AN, 2.54%, 03/16/2055 (c)	2,265,793	2,178,316
Pool 2013-126 A, 2.55%, 10/16/2047 (c)	3,277,777	3,119,454
Pool 2016-64, 2.55%, 12/16/2057	2,382,448	2,254,640
Pool 2017-106, 2.60%, 04/16/2051	862,423	826,243
Pool 2015-101 AE, 2.60%, 03/16/2052	1,735,996	1,659,105
Pool 2014-153 AC, 2.60%, 06/16/2055	3,261,707	3,176,504
Pool 2015-128 AJ, 2.60%, 11/16/2055	5,747,224	5,500,329
Pool 2015-160 AC, 2.60%, 01/16/2056 (c)	6,661,302	6,353,621
2018-69 AB, 2.60% 03/16/2056	5,000,000	4,831,913
Pool 2018-74 AG, 2.60%, 03/16/2056	4,000,000	3,865,194
Pool 2015-67 AE, 2.60%, 10/16/2056 (c)	1,395,186	1,327,788
Pool 2016-24, 2.60%, 12/16/2056	6,508,563	6,213,747
Pool 2016-41, 2.60%, 06/16/2057	1,898,593	1,801,167
Pool 2017-90, 2.60%, 07/16/2057	914,225	879,766
Pool 2017-62, 2.60%, 11/16/2057	1,470,450	1,423,452
Pool 2017-92, 2.60%, 06/16/2058	3,348,783	3,233,727
Pool 2018-16, 2.60%, 06/16/2058	4,228,143	4,051,488
2018-28 AB, 2.60% 09/16/2058	4,983,658	4,774,302
Pool 2017-74, 2.60%, 09/16/2058	7,755,450	7,361,561
Pool 2017-108, 2.60%, 10/16/2058	1,147,624	1,093,101
Pool 2017-135, 2.60%, 10/16/2058	3,864,099	3,678,527
Pool 2017-70, 2.60%, 10/16/2058	593,024	564,735
Pool 2017-102, 2.60%, 12/16/2058 (c)	2,477,450	2,347,416
Pool 2017-124, 2.60%, 12/16/2058	2,277,767	2,168,271
Pool 2017-131, 2.60%, 12/16/2058 (c)	2,083,037	1,971,766
Pool 2018-9, 2.60%, 12/16/2058	1,991,244	1,895,343
Pool 2017-105, 2.60%, 01/16/2059	991,974	943,450
Pool 2017-143, 2.60%, 01/16/2059	2,130,037	2,027,146
Pool 2017-94, 2.60%, 02/16/2059	616,811	587,873
Pool 2017-169, 2.60%, 04/16/2059 (c)	9,084,585	8,637,062
Pool 2017-185, 2.60%, 04/16/2059 (c)	397,561	377,954
Pool 2017-126, 2.60%, 05/16/2059	223,525	213,078

The accompanying notes are an integral part of the financial statements.

The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool 2017-152, 2.60%, 05/16/2059	$995,210	$950,340
Pool 2017-61, 2.60%, 05/16/2059	1,927,505	1,833,363
Pool 20590616, 2.60%, 06/16/2059	2,597,073	2,494,288
2018-35 AC, 2.60% 09/16/2059	4,984,782	4,767,918
Pool 2017-190, 2.60%, 03/16/2060	3,199,774	3,028,778
Pool 591746, 2.63%, 06/15/2048	798,996	761,421
Pool 2014-88 AH, 2.64%, 06/16/2054 (c)	1,297,615	1,262,043
Pool 2015-33 AH, 2.65%, 02/16/2045	678,950	674,149
Pool 2015-86 AC, 2.65%, 03/16/2050	3,930,773	3,780,840
Pool 2015-171 EA, 2.65%, 12/16/2052	95,418	91,237
Pool 2016-178, 2.65%, 08/16/2058	11,837,592	11,313,656
Pool 2012-53 AE, 2.69%, 03/16/2047 (c)	1,497,093	1,437,396
Pool 2014-125 A, 2.70%, 03/16/2047	1,609,237	1,570,808
Pool 2014-175 AC, 2.70%, 08/16/2055	2,361,188	2,278,555
Pool 2018-25, 2.70%, 02/16/2058	9,967,455	9,590,087
2018-60 AC, 2.70% 12/16/2058	2,048,412	1,972,542
Pool 2017-159, 2.70%, 01/16/2059	1,488,234	1,429,287
2018-43 AU, 2.70% 10/16/2059	7,486,934	7,134,907
Pool AA1574, 2.73%, 07/15/2032	2,048,268	1,984,799
Pool AC3668, 2.73%, 04/15/2043	6,170,460	5,954,270
2018-62 HA, 2.75% 05/16/2051	3,796,632	3,684,477
Pool 2015-108 A, 2.75%, 01/16/2056	667,533	656,109
Pool 2015-81 AE, 2.75%, 10/16/2056 (c)	3,020,670	2,898,840
Pool 2016-85, 2.75%, 03/16/2057 (c)	1,448,360	1,380,424
Pool 2017-54, 2.75%, 09/16/2057	1,211,672	1,160,156
Pool 2010-156 AC, 2.76%, 03/16/2039	290,876	290,630
Pool 2015-6 AH, 2.80%, 02/16/2051 (c)	3,334,756	3,208,850
Pool 2014-89 AB, 2.80%, 05/16/2054	1,196,872	1,185,129
Pool 2014-186 AH, 2.80%, 08/16/2054	4,173,460	4,015,908
Pool 2015-140 AC, 2.80%, 11/16/2056	2,699,920	2,599,333
Pool 2015-150 AE, 2.80%, 01/16/2057	1,108,835	1,050,149
2018-56 AF, 2.80% 04/16/2058	5,743,150	5,577,977
Pool 2014-124 AH, 2.81%, 09/16/2049 (c)	174,211	169,202
Pool 2012-35 A, 2.83%, 10/16/2043	5,940	5,932
Pool 2014-14 AC, 2.84%, 10/16/2046 (c)	2,419,818	2,347,142
Pool 2014-157 AB, 2.85%, 08/16/2054 (c)	575,448	558,701
Pool 2014-187 AF, 2.85%, 12/16/2055 (c)	2,207,059	2,133,539
Pool 2015-48 AE, 2.90%, 02/16/2050 (c)	5,205,738	5,054,034
Pool AV9479, 2.90%, 10/15/2051	8,415,244	8,251,237
Pool 2013-154, 2.90%, 09/16/2053 (c)	529,116	484,862
Pool 2015-73 AG, 2.90%, 11/16/2055 (c)	2,390,068	2,311,572
Pool 2015-7 AD, 2.90%, 01/16/2056 (c)	1,176,246	1,131,076
Pool AD6658, 2.97%, 01/15/2036	1,383,374	1,353,951
Pool 2017-40, 2.99%, 05/16/2050 (c)	944,746	887,225
Pool 2011-143 A, 3.00%, 07/16/2043	251,873	251,676
Pool 2015-22 B, 3.00%, 01/16/2049 (c)	1,975,000	1,818,225
2018-62 HA, 3.00% 05/16/2050	554,193	542,114
Pool 2015-101 MB, 3.00%, 03/16/2052 (c)	2,500,000	2,257,372
Pool 2014-135 AK, 3.00%, 08/16/2055 (c)	1,818,956	1,760,486
Pool 2015-47 B, 3.00%, 10/16/2055 (c)	900,000	846,349
Pool 2015-19 B, 3.00%, 07/16/2056 (c)	2,260,000	2,108,781
Pool 2014-164 BA, 3.05%, 09/16/2052	500,000	482,024
Pool 2013-193, 3.05%, 02/16/2055 (c)	200,000	189,871
Pool 2014-47 AG, 3.09%, 02/16/2048	758,756	739,773
Pool AS2544, 3.10%, 04/15/2042	827,252	818,093

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
Pool AK8205, 3.10%, 09/15/2055	$9,411,490	$9,464,148
Pool 2015-128 MG, 3.20%, 11/16/2055 (c)	1,000,000	927,521
Pool AK7840, 3.25%, 03/15/2050	952,413	955,698
Pool AI1113, 3.37%, 01/15/2050	379,863	381,041
Pool AT8470, 3.40%, 10/15/2051	1,878,002	1,895,269
Pool Lexington, 3.45%, 06/01/2025 (a) (b)	2,500,000	2,550,805
Pool AN9543, 3.45%, 11/15/2050	1,701,190	1,717,299
Pool 2014-155 DC, 3.48%, 06/16/2047 (c)	900,000	883,270
Pool 2014-24 C, 3.50%, 10/16/2043 (c)	3,875,000	3,832,997
Pool 2014-61 A, 3.50%, 02/16/2054 (c)	2,919,367	2,896,613
Pool 2014-75 BC, 3.50%, 08/16/2054 (c)	500,000	491,887
Pool AD8950, 3.51%, 09/15/2048	2,111,924	2,132,974
Pool AM0526, 3.51%, 05/15/2050	1,106,546	1,117,651
Pool AH5339, 3.55%, 12/15/2050	1,300,394	1,320,317
Pool AC6851, 3.62%, 08/15/2048	930,772	944,593
Pool AC6853, 3.62%, 08/15/2048	930,772	944,614
Pool 661707, 3.75%, 12/15/2054	876,082	896,116
Pool AG7484, 3.83%, 03/15/2049	470,736	480,862
Pool AO6152, 3.94%, 01/15/2045	2,004,272	2,051,190
Pool AH7386, 4.00%, 11/15/2053	1,934,158	1,993,170
Pool 768250, 4.01%, 08/15/2052	2,429,976	2,495,071
Pool 749575, 4.25%, 11/15/2046	1,947,831	1,990,133
Pool 758139, 4.25%, 02/15/2053	186,950	191,398
Pool AH1338, 4.61%, 06/15/2055	487,250	522,170
Pool 712102, 5.15%, 11/15/2032	445,095	452,142
Pool 734980, 5.25%, 11/15/2051	196,222	203,253
Pool 699710, 5.43%, 07/15/2044	359,427	363,920
Pool 637911, 6.00%, 07/15/2035	359,007	359,288
Pool 636413, 6.25%, 04/15/2036	627,666	628,195
Pool 643896, 6.50% 06/15/2049	1,266,908	1,281,688
		514,666,769
GNMA Single Family - 2.14%
Pool AD1699, 3.00%, 02/15/2043	553,190	543,980
Pool AV5053, 3.00%, 10/20/2046	1,003,821	985,163
Pool G2 AX5461, 3.00%, 12/20/2046	1,627,309	1,595,772
Pool G2 AX5544, 3.00%, 01/20/2047	1,210,365	1,186,892
Pool 779354, 3.50%, 06/15/2042	22,899	23,164
Pool G2 AX5545, 3.50%, 01/20/2047	1,912,896	1,925,518
Pool BC5351, 3.50%, 09/20/2047	1,733,819	1,745,158
Pool G2 BD9036, 3.50%, 11/20/2047	4,331,731	4,359,855
Pool 737576, 4.00%, 11/15/2040	51,979	53,666
Pool 737712, 4.00%, 12/15/2040	273,959	282,967
Pool 757173, 4.00%, 12/20/2040	344,583	355,034
Pool 737837, 4.00%, 01/15/2041	639,987	661,024
Pool 759104, 4.00%, 01/15/2041	345,623	355,233
Pool 2759436, 4.00%, 01/20/2041	158,166	162,893
Pool 2759466, 4.00%, 01/20/2041	612,197	630,587
Pool 759191, 4.00%, 02/15/2041	406,137	418,383
Pool 2759301, 4.00%, 02/20/2041	489,025	504,052
Pool 2763042, 4.00%, 04/20/2041	99,286	102,221
Pool 738629, 4.00%, 08/15/2041	574,607	591,766
Pool 738630, 4.00%, 08/15/2041	383,106	395,509
Pool 770515, 4.00%, 08/15/2041	824,364	851,171
Pool 738735, 4.00%, 09/15/2041	1,016,911	1,049,921
Pool 738954, 4.00%, 11/15/2041	302,764	311,414

The accompanying notes are an integral part of the financial statements.

The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool 778766, 4.00%, 01/15/2042	$691,881	$714,242
Pool 778847, 4.00%, 02/15/2042	398,462	409,839
Pool AF3781, 4.00%, 09/15/2043	1,101,022	1,131,387
Pool AG8734, 4.00%, 12/15/2043	494,406	509,925
Pool 717198, 4.50%, 06/15/2039	315,283	330,937
Pool 714594, 4.50%, 07/15/2039	182,375	190,613
Pool 720208, 4.50%, 07/15/2039	425,533	448,253
Pool 726402, 4.50%, 10/15/2039	36,235	37,740
Pool 728954, 4.50%, 12/15/2039	415,176	437,376
Pool 729017, 4.50%, 01/15/2040	527,598	557,709
Pool 737051, 4.50%, 03/15/2040	290,167	302,255
Pool 737222, 4.50%, 05/15/2040	308,835	322,821
Pool 698160, 4.50%, 07/15/2040	318,847	332,128
Pool 748456, 4.50%, 08/15/2040	563,200	593,196
Pool 738152, 4.50%, 04/15/2041	585,905	619,359
Pool 762882, 4.50%, 04/15/2041	111,191	115,768
Pool 738267, 4.50%, 05/15/2041	318,592	331,858
Pool 763543, 4.50%, 05/15/2041	93,248	97,137
Pool 738397, 4.50%, 06/15/2041	846,445	896,022
Pool 770396, 4.50%, 06/15/2041	276,108	287,432
Pool 2783417, 4.50%, 08/20/2041	4,706,661	5,003,159
Pool 688624, 5.00%, 05/15/2038	244,270	256,987
Pool 411105, 5.00%, 01/15/2039	104,556	110,002
Pool 439079, 5.00%, 02/15/2039	216,740	230,956
Pool 646728, 5.00%, 03/15/2039	83,728	88,090
Pool 646750, 5.00%, 04/15/2039	136,883	144,013
Pool 646777, 5.00%, 05/15/2039	39,758	41,829
Pool 720288, 5.00%, 08/15/2039	193,276	203,251
Pool 722944, 5.00%, 08/15/2039	98,547	103,627
Pool 726290, 5.00%, 09/15/2039	562,256	602,472
Pool 723006, 5.00%, 10/15/2039	378,500	399,143
Pool 726403, 5.00%, 10/15/2039	228,290	244,435
Pool 737055, 5.00%, 03/15/2040	212,641	223,561
Pool 658393, 5.00%, 06/15/2040	431,907	455,650
Pool 2783418, 5.00%, 06/20/2040	3,047,730	3,167,264
Pool 684677, 5.50%, 03/15/2038	118,545	128,003
Pool 684802, 5.50%, 04/15/2038	189,654	204,784
Pool 2688636, 5.50%, 05/20/2038	358,932	380,442
Pool 690974, 5.50%, 06/15/2038	45,736	49,385
Pool 2691179, 5.50%, 06/20/2038	87,938	93,208
Pool 693574, 5.50%, 07/15/2038	74,284	80,210
Pool 2409120, 5.50%, 07/20/2038	216,439	229,403
Pool 2700671, 5.50%, 10/20/2038	203,402	215,592
Pool 411116, 5.50%, 01/15/2039	168,178	181,597
Pool 2684988, 6.00%, 03/20/2038	103,793	112,956
Pool 688626, 6.00%, 05/15/2038	119,281	131,126
Pool 2688637, 6.00%, 05/20/2038	95,367	103,785
Pool 2693900, 6.00%, 07/20/2038	154,613	168,258
Pool 696513, 6.00%, 08/15/2038	39,046	42,923
Pool 2696843, 6.00%, 08/20/2038	145,196	158,013
Pool 699255, 6.00%, 09/15/2038	286,704	315,174
Pool 2698997, 6.00%, 09/20/2038	117,684	128,073
Pool 705999, 6.00%, 01/15/2039	97,541	107,227
Pool 2706407, 6.00%, 01/20/2039	69,386	75,512
Pool 582048, 6.50%, 01/15/2032	25,188	28,111

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
Pool 2696844, 6.50%, 08/20/2038	$180,390	$195,818
Pool 2706408, 6.50%, 01/20/2039	44,278	44,765
Pool 530199, 7.00% 03/20/2031	49,396	50,144
		42,256,288
HUD - 0.44%
Pool 2011-A, 2.05%, 08/01/2019	800,000	796,299
Pool 2011-A, 3.30%, 08/01/2019	5,718,000	5,774,036
Pool 0614, 5.51%, 08/01/2020	820,000	824,577
Pool 0620, 5.77% 08/01/2026	1,350,000	1,358,261
		8,753,173
Small Business Administration - 3.43%
Pool Gentleden, 1.23%, 04/10/2023 (c)	151,556	153,455
Pool C-Mai Enterprises, 1.23%, 10/15/2038 (c)	67,423	70,563
Pool American, 1.25%, 08/30/2022 (c)	687,157	718,984
Pool Cleburne, 1.25%, 08/30/2022 (c)	472,470	494,601
Pool Dairy Queen, 1.25%, 09/21/2022 (c)	91,998	92,874
Pool Adele's Authentic Cajun, 1.25%, 12/28/2022 (c)	57,139	57,654
Pool Glenoaks Animal Hospital, 1.25%, 02/15/2039 (c)	285,697	299,001
Pool Chicago Taxi Parts, 1.50%, 04/29/2034 (c)	260,994	269,384
Pool 507253, 1.75%, (Prime Rate by Country+-2.750%), 05/25/2030	61,270	60,456
Pool 508901, 1.85%, (Prime Rate by Country+-2.650%), 07/25/2020	41,844	41,602
Pool 508206, 1.85%, (Prime Rate by Country+-2.650%), 09/25/2032	18,023	17,805
Pool 508298, 1.85%, (Prime Rate by Country+-2.650%), 01/25/2033	227,499	224,753
Pool 508506, 1.88%, (Prime Rate by Country+-2.625%), 06/25/2033	263,569	261,598
Pool 508716, 2.07%, (Prime Rate by Country+-2.430%), 06/25/2034	381,460	380,957
Pool 3046316007, 2.13%, 12/03/2032 (c)	215,831	217,408
Pool 508890, 2.15%, (Prime Rate by Country+-2.355%), 06/25/2020	57,174	56,937
Pool 509670, 2.25%, (Prime Rate by Country+-2.000%), 04/25/2025	566,044	566,900
Pool 509678, 2.25%, (Prime Rate by Country+-2.000%), 05/25/2025	1,711,102	1,719,763
Pool 509417, 2.25%, (Prime Rate by Country+-2.000%), 10/25/2038	724,736	714,492
Pool 509661, 2.25%, (Prime Rate by Country+-2.000%), 03/25/2040	3,295,064	3,290,940
Pool 509688, 2.25%, (Prime Rate by Country+-2.000%), 08/25/2040	4,797,138	4,792,633
Pool 509760, 2.25%, (Prime Rate by Country+-2.000%), 11/25/2040	2,377,731	2,359,491
Pool 509409, 2.50%, (Prime Rate by Country+-2.000%), 09/25/2023	767,318	767,801
Pool 509596, 2.50%, (Prime Rate by Country+-2.000%), 11/25/2024	714,082	714,953
Pool 509133, 2.50%, (Prime Rate by Country+-2.000%), 09/25/2036	701,266	699,016
Pool 509460, 2.50%, (Prime Rate by Country+-2.000%), 01/25/2039	1,672,657	1,665,870
Pool 509541, 2.50%, (Prime Rate by Country+-2.000%), 08/25/2039	447,417	438,342
Pool 509575, 2.50%, (Prime Rate by Country+-2.000%), 10/25/2039	1,263,140	1,237,519

The accompanying notes are an integral part of the financial statements.

The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
Pool 509347, 2.75%, (Prime Rate by Country+-2.000%), 11/25/2022	$211,658	$209,768
Pool 509392, 2.75%, (Prime Rate by Country+-2.000%), 07/25/2023	583,085	578,168
Pool 509748, 2.75%, (Prime Rate by Country+-2.000%), 09/25/2025	2,930,091	2,941,972
Pool 509348, 2.75%, (Prime Rate by Country+-2.000%), 02/25/2038	631,437	628,985
Pool 509350, 2.75%, (Prime Rate by Country+-2.000%), 03/25/2038	1,043,993	1,029,968
Pool 509391, 2.75%, (Prime Rate by Country+-2.000%), 06/25/2038	1,114,101	1,110,244
Pool 509491, 2.75%, (Prime Rate by Country+-2.000%), 02/25/2039	3,319,642	3,283,662
Pool 509573, 2.75%, (Prime Rate by Country+-2.000%), 09/25/2039	3,036,321	3,036,914
Pool 509735, 2.75%, (Prime Rate by Country+-2.000%), 09/25/2040	3,136,869	3,112,806
Pool Premie, 3.03%, 08/29/2038 (c)	689,282	775,183
Pool 509977, 3.15%, (Prime Rate by Country+-1.600%), 03/25/2042	352,849	363,430
Pool Animal, 3.28%, 06/04/2023 (c)	250,597	267,658
Pool 510004, 3.50%, (Prime Rate by Country+-1.250%), 05/25/2042	752,686	787,247
Pool Econolodge, 3.52%, 09/11/2037 (c)	808,789	923,093
Pool 509793, 3.61%, (Prime Rate by Country+-1.144%), 01/25/2041	1,785,249	1,854,951
Pool 510051, 4.00%, (Prime Rate by Country+-0.750%), 07/25/2042	458,084	492,855
Pool 509010, 4.08%, (Prime Rate by Country+-0.675%), 01/25/2036	93,969	97,398
Pool 522158, 4.16%, (Prime Rate by Country+0.919%), 01/25/2027	1,117,903	1,206,546
Pool 522156, 4.24%, (Prime Rate by Country+0.987%), 05/25/2040	810,329	916,379
Pool Schatz, 4.27%, 10/04/2023 (c)	21,332	23,576
Pool 522124, 4.35%, (Prime Rate by Country+-0.159%), 02/25/2040	795,134	852,886
Pool 509900, 4.40%, (Prime Rate by Country+-0.098%), 03/25/2042	4,243,734	4,642,164
Pool 510047, 4.58%, (Prime Rate by Country+-0.171%), 09/25/2042	914,873	1,006,893
Pool Knights Inn, 4.61%, 08/27/2035	638,503	733,113
Pool Valeri, 4.65%, 11/15/2023 (c)	49,579	55,178
Pool 522305, 4.69%, (Prime Rate by Country+0.197%), 11/25/2028	498,982	534,659
Pool 522053, 5.00%, (Prime Rate by Country+0.542%), 05/25/2026	215,271	227,766
Pool 522440, 5.08%, (Prime Rate by Country+0.569%), 07/25/2029	740,620	810,461
Pool 509647, 5.11%, (Prime Rate by Country+0.605%), 12/25/2026	592,078	633,111
Pool 509967, 5.15%, (Prime Rate by Country+0.402%), 03/25/2032	339,639	371,460
Pool 521984, 5.15%, (Prime Rate by Country+0.637%), 10/25/2038	341,574	376,616
Pool 521884, 5.17%, (Prime Rate by Country+0.698%), 08/25/2037	317,409	346,055

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
Pool 522194, 5.19%, (Prime Rate by Country+0.685%), 09/25/2040	$256,558	$287,296
Pool Buck Pizza, 5.23%, 07/15/2024 (c)	44,227	45,872
Pool 521967, 5.23%, (Prime Rate by Country+0.705%), 06/25/2038	1,658,940	1,811,259
Pool 7530434005, 5.27%, 06/29/2024 (a) (b)	49,256	51,236
Pool 522371, 5.31%, (Prime Rate by Country+0.806%), 10/25/2029	224,717	247,872
Pool 522125, 5.35%, (Prime Rate by Country+0.850%), 10/25/2026	224,642	241,186
Pool 521919, 5.35%, (Prime Rate by Country+0.847%), 12/25/2037	167,545	184,292
Pool 522029, 5.36%, (Prime Rate by Country+0.863%), 02/25/2039	62,104	68,572
Pool 522328, 5.37%, (Prime Rate by Country+0.879%), 05/25/2029	85,808	94,699
Pool 521860, 5.37%, (Prime Rate by Country+0.866%), 03/25/2037	357,185	388,176
Pool 522268, 5.39%, (Prime Rate by Country+0.901%), 01/25/2029	2,034,525	2,239,226
Pool 521970, 5.40%, (Prime Rate by Country+0.901%), 07/25/2038	665,339	740,032
Pool 522020, 5.45%, (Prime Rate by Country+0.953%), 02/25/2026	203,701	216,544
Pool 522387, 5.46%, (Prime Rate by Country+0.960%), 01/25/2030	383,052	426,231
Pool 522317, 5.48%, (Prime Rate by Country+0.979%), 03/25/2029	850,441	935,413
Pool 522423, 5.56%, (Prime Rate by Country+0.810%), 12/25/2028	780,895	858,679
Pool 510056, 5.58%, (Prime Rate by Country+0.829%), 08/25/2042	273,311	314,120
Pool 522282, 5.63%, (Prime Rate by Country+1.131%), 09/25/2028	341,450	377,378
Pool 522327, 5.68%, (Prime Rate by Country+1.183%), 05/25/2029	1,224,539	1,349,567
Pool 522150, 5.74%, (Prime Rate by Country+1.234%), 02/25/2026	74,678	80,879
Pool 3829225004, 6.08% 11/05/2020 (a) (b)	192,865	197,828
		67,773,274
Small Business Administration Participation Certificates - 0.05%
2012-10C, 1.24% 05/01/2022	141,554	138,289
2016-20L, 2.81% 12/01/2036	475,441	467,130
2009-10D, 3.19% 07/01/2019	37,596	37,730
2010-20E, 4.11% 05/01/2030	184,019	191,169
2008-20C, 5.49% 03/01/2028	13,868	14,737
2008-20E, 5.49% 05/01/2028	43,959	46,685
		895,740
Small Business Investment Company - 0.03%
2013-10A, 2.35% 03/10/2023	646,234	633,514

USDA Loan - 0.04%
Pool Highland, 5.28% 07/14/2024 (a) (b)	688,364	719,459

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost $1,501,065,011)		1,459,925,201

The accompanying notes are an integral part of the financial statements.

The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
MUNICIPAL BONDS - 18.28%
Arkansas - 0.05%
Arkansas State Development Finance Authority
3.08%, 11/01/2023	$120,000	$118,664
Little Rock Arkansas Industrial Development Authority
2.60%, 11/01/2018	425,000	424,783
3.40%, 11/01/2020	450,000	452,273
		995,720
California - 1.69%
California State Housing Finance Agency
2.30%, 08/01/2020	805,000	796,612
2.79%, 08/01/2036	5,365,000	5,278,355
County of Alameda California
4.00%, 08/01/2023	2,545,000	2,662,477
Los Angeles
2.50%, 09/01/2022	3,945,000	3,867,994
Los Angeles County Metropolitan Transportation Authority
5.74%, 06/01/2039	550,000	671,280
Los Angeles County Redevelopment Refunding Authority
1.75%, 09/01/2019	1,000,000	991,340
2.13%, 09/01/2020	400,000	395,388
2.50%, 09/01/2021	415,000	409,717
2.75%, 09/01/2022	500,000	493,615
3.50%, 09/01/2027	250,000	246,005
3.75%, 09/01/2031	605,000	595,961
Napa Community Redevelopment Agency
5.60%, 09/01/2018	90,000	90,234
Oakland
2.00%, 01/15/2021	615,000	604,434
3.00%, 01/15/2025	2,960,000	2,900,830
Sacramento Area Flood Control Agency
2.70%, 10/01/2022	760,000	737,002
San Francisco City & County Affordable Housing
3.50%, 06/15/2023	1,470,000	1,502,090
San Francisco City & County Community Facilities District
2.25%, 09/01/2021	175,000	170,741
San Francisco City & County Redevelopment Agency
1.85%, 08/01/2018	600,000	599,664
2.19%, 08/01/2019	1,260,000	1,251,974
2.38%, 08/01/2022	2,500,000	2,440,475
2.53%, 08/01/2020	1,480,000	1,467,716
3.13%, 08/01/2024	1,850,000	1,799,310
3.63%, 08/01/2026	575,000	567,485
San Francisco Public Utilities Commission
1.95%, 11/01/2020	1,000,000	980,330
2.15%, 11/01/2021	500,000	485,425
2.40%, 11/01/2022	500,000	483,615
Tuolumne Wind Project Authority
6.92%, 01/01/2034	800,000	981,504
		33,471,573

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
Colorado - 0.35%
Colorado State Educational & Cultural Facilities Authority
1.77%, 02/01/2019	$500,000	$497,340
2.12%, 02/01/2020	740,000	732,437
2.38%, 02/01/2021	100,000	98,540
Colorado State Housing & Finance Authority
3.00%, 08/01/2047	607,784	584,293
3.40%, 11/01/2045	2,904,384	2,846,993
3.85%, 07/01/2057	2,217,000	2,207,689
		6,967,292
Delaware - 0.25%
Delaware State Housing Authority
2.65%, 11/01/2041	5,300,000	5,039,664

District of Columbia - 0.28%
District of Columbia Housing Finance Agency
3.25%, 03/01/2049	4,415,703	4,255,633
3.88%, 06/15/2045	1,236,814	1,252,732
		5,508,365
Florida - 0.62%
Florida State Housing Finance Corp.
2.45%, 01/01/2043	3,013,108	2,864,411
2.80%, 07/01/2041	648,611	618,269
2.80%, 07/01/2041	2,039,072	1,941,115
3.13%, 07/01/2037	6,189,140	5,978,338
Miami-Dade County Housing Finance Authority
2.88%, 11/01/2038	942,121	911,021
		12,313,154
Georgia - 0.18%
Atlanta Urban Residential Finance Authority
2.54%, 12/01/2023	3,585,000	3,468,129

Illinois - 1.02%
Illinois State Housing Development Authority
1.13%, 08/01/2034 (d) (e)	2,200,000	2,200,000
2.42%, 07/01/2020	235,000	231,879
2.62%, 07/01/2021	685,000	672,362
2.63%, 03/01/2048	3,056,250	2,857,716
2.70%, 01/01/2020	440,000	438,104
2.77%, 01/01/2022	1,090,000	1,072,636
2.80%, 07/01/2020	380,000	377,864
2.81%, 02/01/2021	300,000	297,411
2.91%, 07/01/2022	1,265,000	1,243,482
3.05%, 07/01/2021	340,000	338,011
3.06%, 01/01/2023	775,000	767,064
3.16%, 07/01/2023	885,000	875,274
3.20%, 12/01/2043	1,037,805	995,691
3.26%, 01/01/2024	910,000	905,732
3.27%, 07/01/2022	335,000	333,841
3.37%, 01/01/2023	170,000	170,469
3.37%, 07/01/2024	950,000	945,849
3.52%, 01/01/2025	770,000	770,578
3.62%, 01/01/2025	195,000	196,153
3.62%, 07/01/2025	170,000	170,318

The accompanying notes are an integral part of the financial statements.

The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
4.00%, 02/01/2034	$3,490,000	$3,550,272
4.18%, 08/01/2029	840,000	848,240
		20,258,946
Indiana - 0.01%
Indiana State Housing & Community Development Authority
5.90%, 01/01/2037	115,000	115,391

Iowa - 0.22%
Des Moines Area Community College
2.00%, 06/01/2018	750,000	750,000
2.00%, 06/01/2018	510,000	510,000
2.05%, 06/01/2024	575,000	541,449
2.05%, 06/01/2024	845,000	795,694
2.25%, 06/01/2025	690,000	651,056
2.25%, 06/01/2025	235,000	221,737
Hawkeye Community College
2.60%, 06/01/2022	245,000	245,014
Iowa State Finance Authority
2.30%, 09/01/2040	566,163	538,274
		4,253,224
Kentucky - 1.07%
Kentucky Housing Corp.
3.50%, 01/01/2040	2,805,000	2,826,570
Kentucky State Housing Corp.
2.39%, 01/01/2020	340,000	337,681
2.54%, 07/01/2020	230,000	228,181
2.55%, 07/01/2020	1,435,000	1,424,080
2.88%, 01/01/2022	300,000	297,456
2.93%, 07/01/2022	335,000	331,586
3.00%, 11/01/2041	6,310,000	6,068,264
3.38%, 01/01/2025	165,000	164,373
3.50%, 07/01/2031	750,000	721,598
3.86%, 01/01/2034	130,000	127,410
4.00%, 07/01/2037	3,715,000	3,812,073
4.25%, 07/01/2033	1,760,000	1,803,701
4.27%, 01/01/2028	3,000,000	3,026,430
		21,169,403
Louisiana - 0.16%
Louisiana State Housing Corp.
2.10%, 12/01/2038	3,312,957	3,117,459

Maryland - 0.51%
Maryland State Community Development Administration
1.09%, 12/01/2040 (d) (e)	100,000	100,000
2.36%, 09/01/2018	150,000	149,950
2.49%, 03/01/2019	450,000	449,847
2.86%, 09/01/2040	1,115,000	1,104,519
3.35%, 03/01/2023	705,000	713,425
3.50%, 09/01/2047	3,505,000	3,525,364
3.95%, 11/01/2058	1,260,000	1,243,595
4.00%, 09/01/2025	2,120,000	2,153,623
4.42%, 09/01/2037	500,000	512,805

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
Montgomery County
4.60%, 05/01/2026	$200,000	$209,212
		10,162,340
Massachusetts - 1.09%
Massachusetts State Housing Finance Agency
1.66%, 12/01/2018	845,000	841,113
1.80%, 12/01/2019	200,000	197,356
1.93%, 12/01/2019	895,000	883,544
2.06%, 12/01/2020	105,000	102,795
2.25%, 12/01/2021	250,000	243,342
2.30%, 06/01/2020	45,000	44,490
2.45%, 12/01/2022	250,000	241,700
2.55%, 06/01/2023	355,000	343,147
2.65%, 12/01/2023	250,000	241,530
2.80%, 06/01/2024	275,000	266,409
2.85%, 12/01/2020	410,000	410,000
2.90%, 12/01/2024	250,000	242,348
2.95%, 06/01/2021	220,000	220,000
2.95%, 06/01/2025	250,000	241,985
3.00%, 12/01/2025	250,000	241,505
3.05%, 12/01/2021	420,000	420,000
3.15%, 06/01/2027	250,000	240,295
3.20%, 06/01/2022	300,000	300,000
3.25%, 12/01/2022	240,000	240,000
3.30%, 06/01/2023	225,000	225,000
3.35%, 12/01/2023	430,000	430,000
3.45%, 12/01/2050 (d)	1,150,000	1,155,646
3.85%, 12/01/2028	95,000	94,624
4.40%, 12/01/2043	1,000,000	1,000,000
4.50%, 04/15/2054	3,882,169	3,889,428
4.55%, 12/01/2035	500,000	509,180
4.71%, 12/01/2037	1,305,000	1,332,314
4.75%, 12/01/2045	3,490,000	3,557,880
5.00%, 12/01/2055	3,165,000	3,254,538
6.87%, 12/01/2030	210,000	217,892
		21,628,061
Michigan - 0.40%
Michigan State Housing Development Authority
2.00%, 10/01/2020	400,000	392,804
2.67%, 04/01/2020	275,000	274,863
2.77%, 10/01/2020	255,000	254,839
3.03%, 04/01/2021	435,000	436,349
3.13%, 10/01/2021	445,000	447,310
3.28%, 04/01/2022	450,000	454,932
3.38%, 10/01/2022	385,000	390,328
3.53%, 04/01/2023	465,000	474,123
3.63%, 10/01/2023	450,000	460,863
3.74%, 10/01/2033	2,595,000	2,565,806
4.33%, 10/01/2029	1,640,000	1,704,616
		7,856,833
Minnesota - 0.03%
Minnesota State Housing Finance Agency
2.73%, 08/01/2046	494,233	466,773
3.80%, 07/01/2031	105,000	103,820
4.20%, 07/01/2037	10,000	9,999

The accompanying notes are an integral part of the financial statements.

The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
5.76%, 01/01/2037	$30,000	$30,112
		610,704
Mississippi - 0.10%
Mississippi State Economic Improvements Authority
1.90%, 12/01/2019	145,000	143,814
Mississippi State Home Corp.
3.05%, 12/01/2034	1,798,484	1,755,140
		1,898,954
Missouri - 0.03%
Missouri State Housing Development Commission
2.65%, 11/01/2040	330,000	313,734
2.65%, 11/01/2041	205,000	194,896
		508,630
New Hampshire - 0.11%
New Hampshire State Housing Finance Authority
3.21%, 07/01/2039	940,000	934,548
3.75%, 07/01/2034	550,000	556,089
4.00%, 07/01/2035	575,000	584,631
		2,075,268
New Jersey - 1.75%
New Jersey State Housing & Mortgage Finance Agency
1.81%, 11/01/2019	330,000	324,268
2.01%, 11/01/2018	1,470,000	1,465,031
2.17%, 11/01/2020	385,000	375,718
2.30%, 05/01/2019	1,245,000	1,237,966
2.35%, 11/01/2019	2,050,000	2,029,418
2.49%, 11/01/2021	430,000	419,396
2.65%, 11/01/2020	1,010,000	1,000,163
2.70%, 05/01/2019	360,000	359,255
2.74%, 11/01/2022	300,000	293,007
2.78%, 05/01/2021	1,000,000	989,590
2.88%, 11/01/2021	615,000	607,565
2.93%, 11/01/2023	365,000	356,517
2.99%, 11/01/2019	100,000	99,877
3.03%, 05/01/2022	1,000,000	992,080
3.05%, 05/01/2020	390,000	390,569
3.23%, 11/01/2024	360,000	355,349
3.27%, 11/01/2020	100,000	100,104
3.35%, 11/01/2020	395,000	397,540
3.37%, 11/01/2025	385,000	379,749
3.42%, 05/01/2023	2,850,000	2,864,877
3.45%, 05/01/2021	405,000	408,232
3.55%, 11/01/2021	425,000	428,935
3.57%, 11/01/2021	70,000	70,684
3.57%, 11/01/2026	435,000	430,406
3.62%, 11/01/2027	695,000	682,775
3.65%, 05/01/2022	430,000	436,257
3.72%, 11/01/2022	125,000	126,540
3.72%, 11/01/2028	285,000	281,078
3.80%, 11/01/2022	450,000	458,955
3.90%, 05/01/2023	460,000	472,305
4.00%, 11/01/2023	475,000	488,960
4.10%, 05/01/2024	485,000	502,363
4.20%, 11/01/2024	505,000	523,023

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
4.22%, 11/01/2032	$1,355,000	$1,362,276
4.57%, 11/01/2027	900,000	922,392
4.63%, 11/01/2036	335,000	341,208
4.70%, 11/01/2037	500,000	511,955
4.87%, 11/01/2047	1,300,000	1,331,720
4.88%, 11/01/2029	2,500,000	2,610,250
4.89%, 11/01/2032	1,435,000	1,481,092
4.97%, 11/01/2051	345,000	355,233
5.00%, 11/01/2046	425,000	439,348
5.09%, 11/01/2043	4,785,000	4,924,291
		34,628,317
New Mexico - 0.32%
New Mexico State Mortgage Finance Authority
2.23%, 10/01/2034	623,882	593,399
2.60%, 09/01/2040	4,230,000	4,018,500
University of New Mexico Sandoval Regional Medical Center
4.50%, 07/20/2036	1,660,000	1,703,957
		6,315,856
New York - 4.57%
New York City Housing Development Corp.
1.31%, 11/01/2018	650,000	646,913
1.36%, 05/01/2019	1,535,000	1,519,665
1.46%, 11/01/2019	1,000,000	984,630
1.63%, 05/01/2020	2,250,000	2,202,255
1.69%, 05/01/2019	165,000	163,829
1.73%, 11/01/2020	1,230,000	1,198,733
1.83%, 02/01/2019	600,000	597,444
1.83%, 05/01/2021	1,830,000	1,773,307
1.93%, 11/01/2021	615,000	593,844
1.94%, 11/01/2019	290,000	287,431
1.98%, 08/01/2019	350,000	347,595
2.01%, 05/01/2019	1,270,000	1,264,666
2.04%, 11/01/2018	805,000	803,551
2.04%, 05/01/2022	500,000	481,690
2.11%, 02/01/2020	270,000	267,295
2.14%, 11/01/2019	1,000,000	993,940
2.14%, 11/01/2022	100,000	96,035
2.20%, 05/01/2020	345,000	341,295
2.21%, 08/01/2020	100,000	98,810
2.26%, 11/01/2018	630,000	629,414
2.37%, 05/01/2024	500,000	474,860
2.43%, 05/01/2019	420,000	419,807
2.46%, 05/01/2021	500,000	493,215
2.47%, 02/01/2022	320,000	314,486
2.47%, 11/01/2024	135,000	128,322
2.56%, 11/01/2021	500,000	492,915
2.57%, 08/01/2022	370,000	363,506
2.59%, 11/01/2019	820,000	820,049
2.60%, 02/01/2023	300,000	293,697
2.62%, 05/01/2026	500,000	468,175
2.64%, 11/01/2021	750,000	741,255
2.70%, 08/01/2023	280,000	274,210
2.71%, 05/01/2022	250,000	246,930
2.74%, 05/01/2022	710,000	702,005

The accompanying notes are an integral part of the financial statements.

The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
2.77%, 11/01/2021	$1,295,000	$1,286,052
2.77%, 11/01/2026	1,000,000	941,200
2.81%, 11/01/2022	300,000	296,277
2.82%, 05/01/2027	1,000,000	936,040
2.84%, 11/01/2022	1,000,000	988,720
2.85%, 02/01/2024	150,000	147,477
2.88%, 11/01/2021	180,000	179,534
2.89%, 05/01/2023	450,000	443,448
2.95%, 05/01/2022	1,610,000	1,604,333
2.95%, 08/01/2024	150,000	147,696
2.98%, 05/01/2023	1,245,000	1,231,815
2.99%, 11/01/2023	270,000	266,644
3.02%, 05/01/2022	255,000	255,026
3.02%, 11/01/2022	3,000,000	2,992,440
3.03%, 11/01/2023	500,000	494,715
3.03%, 02/01/2025	350,000	342,748
3.05%, 11/01/2022	705,000	703,160
3.08%, 08/01/2025	250,000	244,992
3.10%, 10/01/2046	8,335,290	8,025,967
3.11%, 02/01/2019	1,775,000	1,782,206
3.11%, 05/01/2023	1,525,000	1,517,909
3.12%, 05/01/2023	4,000,000	3,991,240
3.13%, 02/01/2026	475,000	462,332
3.16%, 11/01/2023	1,550,000	1,543,692
3.18%, 05/01/2024	1,070,000	1,062,360
3.18%, 08/01/2026	325,000	316,173
3.19%, 05/01/2024	535,000	531,517
3.23%, 11/01/2024	725,000	720,686
3.23%, 02/01/2027	400,000	392,644
3.28%, 05/01/2025	1,060,000	1,052,336
3.28%, 08/01/2027	425,000	416,819
3.29%, 11/01/2024	1,065,000	1,062,444
3.31%, 11/01/2024	1,610,000	1,608,100
3.33%, 11/01/2025	750,000	744,353
3.33%, 02/01/2028	300,000	293,976
3.36%, 05/01/2025	535,000	533,946
3.38%, 08/01/2028	525,000	517,135
3.43%, 02/01/2020	1,830,000	1,849,050
3.43%, 02/01/2029	400,000	392,428
3.46%, 11/01/2025	755,000	755,989
3.48%, 08/01/2029	735,000	723,901
3.51%, 05/01/2026	1,025,000	1,022,673
3.56%, 11/01/2026	505,000	504,258
3.58%, 08/01/2020	1,215,000	1,233,869
3.61%, 11/01/2027	240,000	238,961
3.61%, 11/01/2027	1,110,000	1,105,527
3.71%, 11/01/2028	395,000	399,167
3.81%, 11/01/2029	700,000	707,882
3.89%, 11/01/2029	995,000	1,006,920
4.97%, 05/01/2019	600,000	609,774
5.63%, 11/01/2024	3,250,000	3,344,575
New York State Energy Research & Development Authority
2.99%, 07/01/2021	935,000	940,376

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
New York State Environmental Facilities Corp.
2.67%, 07/15/2029	$820,000	$754,220
New York State Housing Finance Agency
1.07%, 11/01/2041 (d)	1,000,000	1,000,000
1.08%, 05/15/2037 (d) (e)	2,100,000	2,100,000
4.90%, 08/15/2025 (e)	200,000	200,334
5.05%, 08/15/2039 (e)	1,255,000	1,256,205
New York State Mortgage Agency
1.85%, 10/01/2018	1,000,000	997,410
2.43%, 10/01/2019	1,005,000	1,000,698
3.07%, 04/01/2023	490,000	485,610
3.40%, 10/01/2022	1,815,000	1,826,307
3.87%, 10/01/2025	4,355,000	4,427,511
		90,487,571
North Carolina - 0.26%
North Carolina State Housing Finance Agency
2.57%, 01/01/2019	415,350	415,263
2.81%, 07/01/2035	3,805,000	3,741,761
3.41%, 07/01/2022	280,000	281,758
4.01%, 01/01/2026	745,000	757,345
		5,196,127
Ohio - 0.34%
Ohio State Housing Finance Agency
2.90%, 09/01/2037	6,454,025	6,196,123
3.25%, 03/01/2046	620,098	606,096
		6,802,219
Oregon - 0.06%
Oregon State
3.89%, 05/01/2037	205,000	207,048
Portland
4.62%, 06/15/2018	325,000	325,227
6.03%, 06/15/2018	56,022	56,083
State of Oregon
2.87%, 05/01/2021	320,000	321,232
3.09%, 05/01/2023	370,000	372,627
		1,282,217
Pennsylvania - 0.11%
Commonwealth Financing Authority
3.08%, 06/01/2023	500,000	491,780
4.01%, 06/01/2033	900,000	925,173
4.86%, 06/01/2018	50,000	50,000
5.41%, 06/01/2022	500,000	535,150
6.39%, 06/01/2024	225,000	250,403
		2,252,506
Rhode Island - 0.30%
Rhode Island State Housing & Mortgage Finance Corp.
2.35%, 04/01/2021	215,000	210,889
2.45%, 10/01/2021	125,000	122,406
2.60%, 04/01/2022	335,000	328,625
2.70%, 10/01/2022	245,000	240,142
2.93%, 10/01/2023	110,000	108,002
3.03%, 04/01/2024	200,000	196,632
3.13%, 10/01/2024	245,000	241,303
3.17%, 04/01/2025	385,000	378,879

The accompanying notes are an integral part of the financial statements.

The Community Reinvestment Act Qualified Investment Fund

	Principal Amount	Value
3.27%, 10/01/2025	$490,000	$483,375
3.39%, 04/01/2026	505,000	499,915
3.44%, 10/01/2026	510,000	504,660
3.49%, 04/01/2027	520,000	515,128
3.64%, 10/01/2028	555,000	552,125
3.77%, 10/01/2027	1,000,000	1,003,740
4.07%, 10/01/2032	500,000	503,975
		5,889,796
South Carolina - 0.15%
South Carolina State Housing Finance & Development Authority
2.95%, 01/01/2041	2,564,600	2,468,812
4.00%, 07/01/2034	475,000	481,460
		2,950,272
South Dakota - 0.11%
South Dakota State Housing Development Authority
2.70%, 11/01/2036	795,000	781,509
3.50%, 11/01/2041	1,210,000	1,217,139
3.80%, 05/01/2031	210,000	210,609
		2,209,257
Tennessee - 0.04%
Tennessee State Housing Development Agency
3.50%, 07/01/2031	685,000	690,220

Texas - 0.67%
Colony Local Development Corp.
3.87%, 10/01/2028	490,000	481,469
Texas State Affordable Housing Corp.
2.70%, 09/01/2041	3,965,000	3,879,356
Texas State Department of Housing & Community Affairs
1.74%, 09/01/2036 (d)	2,500,000	2,500,000
3.10%, 09/01/2047	1,476,434	1,419,208
3.18%, 03/01/2039	3,275,000	3,154,316
Texas State Woman's University
1.73%, 07/01/2019	280,000	277,239
2.36%, 07/01/2021	290,000	282,907
University of North Texas
3.86%, 04/15/2032	1,250,000	1,255,187
		13,249,682
Utah - 0.32%
South Davis Sewer District
3.25%, 12/01/2023	85,000	82,719
Utah State Housing Corp.
2.05%, 01/01/2043	1,691,000	1,606,771
2.20%, 07/01/2041	1,885,000	1,793,238
2.69%, 01/01/2048	2,000,000	1,932,920
West Jordan Redevelopment Agency
5.38%, 06/01/2018	530,000	530,000
West Valley City Redevelopment Agency
4.10%, 05/01/2019	100,000	102,180
4.40%, 05/01/2019	200,000	204,900
		6,252,728

The accompanying notes are an integral part of the financial statements.

	Principal Amount	Value
Virginia - 0.86%
Fairfax County Economic Development Authority
4.38%, 10/01/2033	$500,000	$528,160
Virginia State Housing Development Authority
1.65%, 10/01/2018	500,000	498,395
3.10%, 06/25/2041	7,275,448	7,089,778
3.25%, 08/25/2042	183,864	179,448
3.40%, 12/01/2026	500,000	497,785
3.57%, 10/01/2026	2,000,000	2,017,620
4.25%, 10/25/2043	1,098,973	1,141,492
4.30%, 12/25/2043	2,138,709	2,222,204
5.50%, 06/25/2034	1,507,073	1,511,895
5.50%, 03/25/2036	1,380,061	1,385,789
		17,072,566
Washington - 0.20%
King County Housing Authority
6.38%, 12/31/2046	3,580,000	3,618,378
Washington State Housing Finance Commission
2.15%, 01/15/2037 (d)	380,000	380,000
		3,998,378
West Virginia - 0.05%
West Virginia State Housing Development Fund
1.95%, 05/01/2020	250,000	244,325
2.05%, 11/01/2020	325,000	315,773
2.30%, 11/01/2021	500,000	482,275
		1,042,373
TOTAL MUNICIPAL BONDS (Cost $366,821,798)		361,739,195

ASSET-BACKED SECURITIES - 3.84%
Invitation Homes Trust
2.80%, VAR, (LIBOR USD 1 Month+0.900%), 06/17/2037 (f)	3,500,000	3,511,025
Mosaic Solar Loan Trust
4.01%, 06/22/2043 (f)	3,405,939	3,422,469
Mosaic Solar Loans Trust
3.82%, 09/20/2042 (f)	1,342,122	1,338,175
Oportun Funding III
3.69%, 07/08/2021 (f)	10,800,000	10,790,503
Oportun Funding IV
3.28%, 11/08/2021 (f)	6,500,000	6,527,318
Oportun Funding VI
3.23%, 06/08/2023 (f)	8,000,000	7,945,537
Oportun Funding VII
3.22%, 10/10/2023 (f)	7,400,000	7,307,180
Oportun Funding VIII
3.61%, 03/08/2024 (f)	29,040,000	28,989,389
TES
4.12%, 02/20/2048 (f)	1,645,646	1,622,135
4.33%, 10/20/2047 (f)	4,159,307	4,132,714
Tesla Auto Lease Trust
2.32%, 12/20/2019 (f)	306,798	305,851
TOTAL ASSET-BACKED SECURITIES (Cost $76,107,401)		75,892,296

The accompanying notes are an integral part of the financial statements.

The Community Reinvestment Act Qualified Investment Fund

	Principal Amount/ Shares	Value
CORPORATE BONDS - 1.50%
Apple
3.00%, 06/20/2027	$4,845,000	$4,645,577
Bank of America
3.50%, VAR, (ICE LIBOR USD 3 Month+0.630%), 05/17/2022	13,550,000	13,584,139
Local Initiatives Support Corp.
3.01%, 03/01/2022	2,760,000	2,646,578
Salvation Army
5.50%, 09/01/2018	1,375,000	1,381,755
5.64%, 09/01/2026	4,400,000	4,622,722
Starbucks
2.45%, 06/15/2026	3,000,000	2,779,300
TOTAL CORPORATE BONDS (Cost $29,917,868)		29,660,071

CERTIFICATE OF DEPOSIT - 0.01%
Self Help
0.87%, 12/31/2049	250,000	250,000
TOTAL CERTIFICATE OF DEPOSIT (Cost $250,000)		250,000

SHORT TERM INVESTMENT - 3.58%
First American Government Obligations Fund, Institutional Class, 1.64% (g)	70,826,433	70,826,433
TOTAL SHORT TERM INVESTMENT (Cost $70,826,433)		70,826,433

Total Investments (Cost $2,044,988,511) - 101.00%		$1,998,293,196
Liabilities in Excess of Other Assets, Net - (1.00)%		(19,717,672)
NET ASSETS - 100.00%		$1,978,575,524

(a)	Level 3 security in accordance with fair value hierarchy.
(b)	Securities for which market quotations are not readily available are valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. The total fair value of such securities at May 31, 2018 is $13,274,204, which represents 0.67% of total net assets.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on prevailing interest rates.
(e)	Security is subject to Alternative Minimum Tax.
(f)	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold to qualified institutional buyers in transactions exempt from registration. At May 31, 2018, these securities amounted to $75,892,296, which represents 3.84% of total net assets.
(g)	The rate shown is the 7-day effective yield of May 31, 2018.

FGLMC — Federal Housing Loan Mortgage Corporation Gold 30-Year Fixed

FHA — Federal Housing Administration

FNMA — Federal National Mortgage Association

FRESB — Freddie Mac Small Balance Loans

GNMA — Government National Mortgage Association

HUD — Housing and Urban Development

ICE — Intercontinental Exchange

LIBOR — London Interbank Offered Rate

TBA — To Be Announced

The accompanying notes are an integral part of the financial statements.

USD — United States Dollar

USDA — United States Department of Agriculture

VAR — Variable Rate

The following table sets forth information about the level within the fair value hierarchy at which the Fund’s investments are measured at May 31, 2018.

Investments in Securities	Level 1	Level 2	Level 3		Total
U.S. Government & Agency Obligations	$—	$1,446,650,997	$13,274,204		$1,459,925,201
Municipal Bonds	—	361,739,195	—		361,739,195
Asset-Backed Securities	—	75,892,296	—		75,892,296
Corporate Bonds	—	29,660,071	—		29,660,071
Certificates of Deposit	—	250,000	—		250,000
Short-Term Investment	70,826,433	—	—		70,826,433
Total Investments in Securities	$70,826,433	$1,914,192,559	$13,274,204	*	$1,998,293,196

*	Represents securities valued at fair value as determined by the Advisor in accordance with procedures adopted by the Board of Trustees. Refer to the Schedule of Investments for details.

The following is a reconciliation of the investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in U.S. Government & Agency Obligations
Beginning Balance as of June 1, 2017	$16,541,081
Accrued discounts/premiums	(6,274)
Realized gain/(loss)	(12,357)
Change in appreciation/(depreciation)	(212,151)
Purchases	2,518,750
Sales	(5,548,354)
Amortization sold	(6,491)
Transfer into Level 3	—
Transfer out of Level 3	—
Ending balance as of May 31, 2018	$13,274,204
Change in unrealized losses included in earnings related to securities still held at reporting date	$(212,151)

The accompanying notes are an integral part of the financial statements.

The Community Reinvestment Act Qualified Investment Fund

Investments in Municipal Bonds
Beginning Balance as of June 1, 2017	$1,740,498
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in appreciation/(depreciation)	—
Purchases	—
Sales	—
Amortization sold	—
Transfer into Level 3	—
Transfer out of Level 3	(1,740,498)
Ending balance as of May 31, 2018	$—
Change in unrealized losses included in earnings related to securities still held at reporting date	$—

Investments in Asset-Backed Securities
Beginning Balance as of June 1, 2017	$15,649,803
Accrued discounts/premiums	—
Realized gain/(loss)	—
Change in appreciation/(depreciation)	(62,394)
Purchases	8,428,613
Sales	—
Amortization sold	517
Transfer into Level 3	—
Transfer out of Level 3	(24,016,539)
Ending balance as of May 31, 2018	$—
Change in unrealized gains included in earnings related to securities still held at reporting date	$—

For the year ended May 31, 2018, there were no transfers between Level 1 and Level 2 assets and liabilities. For the year ended May 31, 2018, there were transfers between Level 2 and Level 3 assets and liabilities. The transfers were due to changes in the availability of observable inputs used to determine fair value. All transfers, if any, are recognized by the Fund at the end of the period.

The accompanying notes are an integral part of the financial statements.

Statement of Assets and Liabilities as of May 31, 2018

Assets:
Investments, at fair value (identified cost — $2,044,988,511)	$1,998,293,196
Cash	6,282
Receivables:
Interest	7,145,394
Capital shares sold	1,496,088
Investment securities sold	447,048
Prepaid expenses	129,450
Total Assets	$2,007,517,458
Liabilities:
Payables:
Investment securities purchased	$24,618,129
Distributions to Shareholders	2,175,879
Capital shares redeemed	682,942
Investment advisory fees	501,950
Distribution fees	311,351
Shareholder servicing fees	244,244
Administration fees	93,254
Trustees' fees	40,308
Chief Compliance Officer fees	44
Other accrued expenses	273,833
Total Liabilities	$28,941,934
Net Assets:	$1,978,575,524
Net Assets consist of:
Paid-in capital	$2,068,905,287
Accumulated net investment income	533
Accumulated net realized loss on investments	(43,634,981)
Net unrealized depreciation on investments	(46,695,315)
Net Assets	$1,978,575,524
Net Assets — CRA Shares (Unlimited shares of beneficial interest with no par value authorized; 136,150,541 shares outstanding)	$1,406,054,536
Net Assets — Institutional Shares (Unlimited shares of beneficial interest with no par value authorized; 49,943,900 shares outstanding)	$515,162,815
Net Assets — Retail Shares (Unlimited shares of beneficial interest with no par value authorized; 5,563,036 shares outstanding)	$57,358,173
Net Asset Value, offering and redemption price per share — CRA Shares	$10.33
Net Asset Value, offering and redemption price per share — Institutional Shares	$10.31
Net Asset Value, offering and redemption price per share — Retail Shares	$10.31

The accompanying notes are an integral part of the financial statements.

The Community Reinvestment Act Qualified Investment Fund

Statement of Operations for the fiscal year ended May 31, 2018

Investment Income:
Interest	$58,554,478
Dividends	803,496
Total investment income	59,357,974
Expenses:
Investment advisory fees	6,168,988
Distribution fees — CRA Shares	3,889,841
Distribution fees — Retail Shares	147,207
Special administrative services fees — CRA Shares	3,111,906
Shareholder servicing fees — Retail Shares	58,883
Accounting and administration fees	1,132,517
Professional fees	538,211
Trustees' fees	475,566
Custodian fees	234,766
Transfer agent fees	230,499
Insurance expense	210,600
Chief Compliance Officer fees	172,828
Registration and filing expenses	92,026
Printing fees	83,328
Other	169,152
Net expenses	16,716,318
Net investment income	42,641,656
Realized and unrealized loss on investments:
Net realized loss on investments	(8,512,006)
Net change in unrealized appreciation/(depreciation) on investments	(50,439,395)
Net realized and unrealized loss on investments	(58,951,401)
Net decrease in net assets resulting from operations:	$(16,309,745)

The accompanying notes are an integral part of the financial statements.

Statements of Changes in Net Assets

	For the Fiscal Year Ended May 31, 2018	For the Fiscal Year Ended May 31, 2017
Operations:
Net investment income	$42,641,656	$38,520,705
Net realized loss on investments	(8,512,006)	(1,540,859)
Net change in unrealized appreciation/(depreciation) on investments	(50,439,395)	(25,328,056)
Net increase (decrease) in net assets resulting from operations	(16,309,745)	11,651,790
Distributions to shareholders from:
Net investment income
CRA Shares	(34,067,302)	(34,187,215)
Institutional Shares	(11,875,673)	(8,606,828)
Retail Shares	(1,346,126)	(1,775,024)
Total distributions	(47,289,101)	(44,569,067)
Capital share transactions:
CRA Shares
Shares issued (a)	114,245,101	144,476,947
Shares reinvested	10,512,351	10,678,345
Shares redeemed	(252,425,712)	(65,912,897)
	(127,668,260)	89,242,395
Institutional Shares
Shares issued (a)	241,322,375	183,127,868
Shares reinvested	8,846,672	6,613,080
Shares redeemed	(93,490,706)	(107,078,824)
	156,678,341	82,662,124
Retail Shares
Shares issued	13,626,419	27,397,078
Shares reinvested	1,320,567	1,752,949
Shares redeemed	(23,026,082)	(46,647,902)
	(8,079,096)	(17,497,875)
Increase in net assets from capital share transactions	20,930,985	154,406,644
Increase (decrease) in net assets	(42,667,861)	121,489,367
Net Assets:
Beginning of year	2,021,243,385	1,899,754,018
End of year	$1,978,575,524	$2,021,243,385
Accumulated (Distributions in excess of) net investment income	$533	$(3,142)

The accompanying notes are an integral part of the financial statements.

The Community Reinvestment Act Qualified Investment Fund

Statements of Changes in Net Assets (Concluded)

	For the Fiscal Year Ended May 31, 2018	For the Fiscal Year Ended May 31, 2017

Share Transactions:
CRA Shares
Shares issued (a)	10,848,300	13,533,188
Shares reinvested	1,000,887	998,822
Shares redeemed	(24,296,725)	(6,171,550)
Increase/(decrease) in shares	(12,447,538)	8,360,460
CRA Shares outstanding at beginning of year	148,598,079	140,237,619
CRA Shares at end of year	136,150,541	148,598,079
Institutional Shares
Shares issued (a)	22,998,030	17,176,370
Shares reinvested	845,278	619,685
Shares redeemed	(8,912,268)	(10,026,217)
Increase in shares	14,931,040	7,769,838
Institutional Shares outstanding at beginning of year	35,012,860	27,243,022
Institutional Shares at end of year	49,943,900	35,012,860
Retail Shares
Shares issued	1,304,229	2,547,848
Shares reinvested	126,014	164,083
Shares redeemed	(2,184,158)	(4,362,567)
Decrease in shares	(753,915)	(1,650,636)
Retail Shares outstanding at beginning of year	6,316,951	7,967,587
Retail Shares at end of year	5,563,036	6,316,951

(a) Includes subscriptions as a result of an in-kind transfer of securities (See Note 7).

The accompanying notes are an integral part of the financial statements.

Financial Highlights—Per share data (for a share outstanding throughout each year)

		CRA Shares
	For the Fiscal Year Ended May 31, 2018	For the Fiscal Year Ended May 31, 2017	For the Fiscal Year Ended May 31, 2016	For the Fiscal Year Ended May 31, 2015	For the Fiscal Year Ended May 31, 2014
Net Asset Value, Beginning of Year	$10.64	$10.83	$10.82	$10.70	$10.91
Investment Operations:
Net investment income(a)	0.21	0.20	0.20	0.20	0.20
Net realized and unrealized gain (loss) on investments	(0.29)	(0.15)	0.04	0.15	(0.17)
Total from investment operations	(0.08)	0.05	0.24	0.35	0.03
Distributions from:
Net investment income	(0.23)	(0.24)	(0.23)	(0.23)	(0.22)
Net capital gains	—	—	—	—	(0.02)
Total distributions	(0.23)	(0.24)	(0.23)	(0.23)	(0.24)
Net Asset Value, End of Year	$10.33	$10.64	$10.83	$10.82	$10.70
Total return	(0.75)%	0.44%	2.22%	3.34%	0.37%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$1,406,055	$1,581,811	$1,518,857	$1,464,075	$1,380,547
Ratio of expenses to average net assets Before fee waiver	0.91%	0.90%	0.91%	0.92%	0.94%
Ratio of net investment income to average net assets	1.97%	1.91%	1.87%	1.89%	1.91%
Portfolio turnover rate	36%	27%	22%	24%	27%

(a)	Based on the average daily number of shares outstanding during the year.

The accompanying notes are an integral part of the financial statements.

The Community Reinvestment Act Qualified Investment Fund

Financial Highlights—Per share data (for a share outstanding throughout each year) (Continued)

		Institutional Shares
	For the Fiscal Year Ended May 31, 2018	For the Fiscal Year Ended May 31, 2017	For the Fiscal Year Ended May 31, 2016	For the Fiscal Year Ended May 31, 2015	For the Fiscal Year Ended May 31, 2014
Net Asset Value, Beginning of Year	$10.63	$10.82	$10.81	$10.69	$10.91
Investment Operations:
Net investment income(a)	0.25	0.25	0.25	0.25	0.25
Net realized and unrealized gain (loss) on investments	(0.29)	(0.16)	0.04	0.15	(0.18)
Total from investment operations	(0.04)	0.09	0.29	0.40	0.07
Distributions from:
Net investment income	(0.28)	(0.28)	(0.28)	(0.28)	(0.27)
Net capital gains	—	—	—	—	(0.02)
Total distributions	(0.28)	(0.28)	(0.28)	(0.28)	(0.29)
Net Asset Value, End of Year	$10.31	$10.63	$10.82	$10.81	$10.69
Total return	(0.40)%	0.90%	2.69%	3.71%	0.83%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$515,163	$372,299	$294,757	$172,736	$151,654
Ratio of expenses to average net assets Before fee waiver	0.46%	0.45%	0.46%	0.47%	0.48%
Ratio of net investment income to average net assets	2.43%	2.36%	2.32%	2.34%	2.36%
Portfolio turnover rate	36%	27%	22%	24%	27%

(a)	Based on the average daily number of shares outstanding during the year.

The accompanying notes are an integral part of the financial statements.

Financial Highlights—Per share data (for a share outstanding throughout each year) (Concluded)

		Retail Shares
	For the Fiscal Year Ended May 31, 2018	For the Fiscal Year Ended May 31, 2017	For the Fiscal Year Ended May 31, 2016	For the Fiscal Year Ended May 31, 2015	For the Fiscal Year Ended May 31, 2014
Net Asset Value, Beginning of Year	$10.63	$10.81	$10.80	$10.68	$10.89
Investment Operations:
Net investment income(a)	0.22	0.22	0.21	0.21	0.21
Net realized and unrealized gain (loss) on investments	(0.30)	(0.15)	0.04	0.15	(0.17)
Total from investment operations	(0.08)	0.07	0.25	0.36	0.04
Distributions from:
Net investment income	(0.24)	(0.25)	(0.24)	(0.24)	(0.23)
Net capital gains	—	—	—	—	(0.02)
Total distributions	(0.24)	(0.25)	(0.24)	(0.24)	(0.25)
Net Asset Value, End of Year	$10.31	$10.63	$10.81	$10.80	$10.68
Total return	(0.75)%	0.64%	2.34%	3.35%	0.57%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$57,358	$67,133	$86,141	$33,755	$35,103
Ratio of expenses to average net assets Before fee waiver	0.81%	0.80%	0.81%	0.82%	0.83%
Ratio of net investment income to average net assets	2.07%	2.01%	1.97%	1.99%	2.01%
Portfolio turnover rate	36%	27%	22%	24%	27%

(a)	Based on the average daily number of shares outstanding during the year.

The accompanying notes are an integral part of the financial statements.

The Community Reinvestment Act Qualified Investment Fund

Notes to Financial Statements May 31, 2018

Note 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Community Capital Trust (the “Trust”) was organized as a Delaware business trust on January 15, 1999. The Trust is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company and consists of two separate series. The financial statements herein are those of The Community Reinvestment Act Qualified Investment Fund (the “Fund”). The Fund is a non-diversified fund. The Fund offers three classes of shares of beneficial interest—CRA Shares, Institutional Shares and Retail Shares, which are substantially the same except that each class of shares has different expenses. The Fund commenced investment operations on August 30, 1999. Institutional Shares and Retail Shares commenced operations on March 2, 2007. Community Capital Management, Inc. (the “Advisor”) is the Fund’s investment adviser. The financial statements of the remaining series of the Trust are not presented herein, but are presented separately. The assets of each series within the Trust are segregated, and a shareholder’s interest is limited to the series in which shares are held.

The Fund is an investment company in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). Therefore, the Fund follows the accounting and reporting guidance for investment companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with U.S. GAAP for investment companies.

Security Valuation. Investments in securities traded on a national securities exchange are valued at the last reported bid price. Debt securities are valued by using market bid quotations or independent pricing services which use bid prices provided by market makers or estimates of values obtained from yield data relating to instruments or securities with similar characteristics. When market quotations are not readily available, securities and other assets are valued at fair value as determined by the Advisor and compared to independent third party sources for reasonableness. The Board of Trustees has approved the Fund’s valuation policies and procedures. Short-term obligations having a maturity of sixty (60) days or less at time of acquisition are valued at amortized cost (provided it is consistent with fair value) or original cost plus accrued interest.

At May 31, 2018, the Fund held securities that were fair valued by the Advisor in accordance with procedures approved by the Board of Trustees in the amount of $13,274,204.

In accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP, the Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs to evaluation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between willing market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●	Level 2 — Quoted prices which are not active, or inputs that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the fiscal year ended May 31, 2018, there have been no significant changes to the Fund’s fair value methodologies.

The following table summarizes the quantitative inputs and assumptions used for items categorized as recurring Level 3 assets as of May 31, 2018. The following disclosures also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

Financial Asset	Fair Value at May 31, 2018	Valuation Techniques	Unobservable Inputs	Ranges (Average)
U.S. Government & Agency Obligations - FHA Project Loans	$ 9,754,876	Matrix Pricing	Structure	2 out of lockout with remaining maturity term range 3.24 - 7.43 years (5.33 year average maturity). The remaining FHA securities have a lockout range 3.84 - 6.56 years (4.81 year average lockout) and remaining maturity term range 28.94 - 32.28 years (30.11 year average maturity range).
			Remaining Average Life	0.30-7.09 (3.30) years
			Coupon	6.00% - 7.43% (6.62%)
			Spread to benchmark	N+226 - N+240 (N+235)
			Offered Quotes variance to Mark	-0.22% - 2.18% (0.59%)

The Community Reinvestment Act Qualified Investment Fund

Financial Asset	Fair Value at May 31, 2018	Valuation Techniques	Unobservable Inputs	Ranges (Average)
GNMA Multifamily	$ 2,550,805	Matrix Pricing	Structure	30/7/6.5

			Remaining Average Life	6.51 years
			Coupon	3.45%
			Spread to benchmark	N+28
			Offered Quotes variance to Mark	0.47%
U.S. Government & Agency Obligations - Small Business Administration	$ 249,064	Matrix Pricing	Structure	Fixed Rate Coupons
			Remaining Average Life	0.86-4.42 (2.64) years
			Coupon	5.63% - 6.08% (5.85%)
			Spread to Benchmark	N+65 - N+142 (N+104)
			Offered Quotes variance to Mark	Utilize dealer indications
U.S. Government & Agency Obligations - USDA Loan	$ 719,459	Matrix Pricing	Structure	Fixed Rate Coupon
			Remaining Average Life	2.84 years
			Coupon	5.28%
			Spread to Benchmark	N+74
			Offered Quotes variance to Mark	Utilize dealer indications

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement.

Mortgage-Backed To-Be-Announced Securities. The Fund may enter into mortgage-backed to-be-announced securities (“TBAs”). These financial instruments are subject to varying degrees of market and credit risk. TBAs provide for the delayed delivery of the underlying instrument. The contractual or notional amounts related to these financial instruments adjusted for unrealized market valuation gains or losses are recorded on a trade date basis. The credit risk related to settlements is limited to the unrealized market valuation gains or losses recorded in the statement of operations. Market risk is substantially dependent upon the value of the underlying financial instruments and is affected by market forces such as volatility and changes in interest rates.

Investment Income and Securities Transactions. Security transactions are accounted for on the date the securities are purchased or sold. Realized gains and losses on sales of investments are determined on the basis of the identified cost for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date or as soon as information is available to the Fund. Interest income is recognized on an accrual basis.

Amortization and accretion are calculated using the effective interest method. Amortization of premiums and accretion of discounts are included in interest income.

Determination of Net Asset Value and Calculation of Expenses. In calculating the net asset value (“NAV”) per share of each class, investment income, realized and unrealized gains and losses, and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class. Class specific expenses are borne solely by the class incurring the expense.

Federal Income Taxes. It is the policy of the Fund to comply with all requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no Federal income tax provision is required.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions deemed to meet the more-likely-than-not threshold are recorded as a tax benefit in the current year. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., all open tax year ends, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

Distributions to Shareholders. Dividends from net investment income are determined separately for each class of shares of the Fund and are declared and paid monthly and distributable net realized capital gains, if any, are declared and distributed at least annually. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. GAAP.

Use of Estimates. In preparing financial statements in conformity with U.S. GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities Purchased on a Delayed Delivery Basis. The Fund may purchase securities on a delayed delivery basis, with payment and delivery scheduled for a future date. These transactions are subject to market fluctuations and are subject to the risk that the value at delivery may be more or less than the trade date purchase price. Although the Fund will generally purchase these securities with the intention of holding the securities, it may sell the securities before the settlement date. The Fund will set aside liquid assets, or engage in other appropriate measures, to cover its obligations with respect to these securities.

Indemnifications. Under the Fund’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In the normal course of business, the Fund enters into contracts that contain a variety of representations that

The Community Reinvestment Act Qualified Investment Fund

provide general indemnifications. The Fund’s maximum liability exposure under these arrangements is unknown, as future claims that have not yet occurred may be made against the Fund. However, based on experience, the Fund expects the risk of loss to be remote.

Note 2 – CAPITAL SHARE TRANSACTIONS

Transactions in shares of the Fund for the fiscal year ended May 31, 2018 were as follows:

	Shares	Amount
CRA Shares
Shares issued (a)	10,848,300	$114,245,101
Shares reinvested	1,000,887	10,512,351
Shares redeemed	(24,296,725)	(252,425,712)
Net Decrease	(12,447,538)	$(127,668,260)
Institutional Shares
Shares issued (a)	22,998,030	$241,322,375
Shares reinvested	845,278	8,846,672
Shares redeemed	(8,912,268)	(93,490,706)
Net Increase	14,931,040	$156,678,341
Retail Shares
Shares issued	1,304,229	$13,626,419
Shares reinvested	126,014	1,320,567
Shares redeemed	(2,184,158)	(23,026,082)
Net Decrease	(753,915)	$(8,079,096)

(a) Includes subscriptions as a result of an in-kind transfer of securities (See Note 7).

Transactions in shares of the Fund for the fiscal year ended May 31, 2017 were as follows:

	Shares	Amount
CRA Shares
Shares issued	13,533,188	$144,476,947
Shares reinvested	998,822	10,678,345
Shares redeemed	(6,171,550)	(65,912,897)
Net Increase	8,360,460	$89,242,395
Institutional Shares
Shares issued	17,176,370	$183,127,868
Shares reinvested	619,685	6,613,080
Shares redeemed	(10,026,217)	(107,078,824)
Net Increase	7,769,838	$82,662,124
Retail Shares

	Shares	Amount
Shares issued	2,547,848	$27,397,078
Shares reinvested	164,083	1,752,949
Shares redeemed	(4,362,567)	(46,647,902)
Net Decrease	(1,650,636)	$(17,497,875)

Note 3 – INVESTMENT TRANSACTIONS

The aggregate purchases and sales and maturities of investments, excluding short-term investments, by the Fund for the fiscal year ended May 31, 2018, were as follows:

Purchases:
U.S. Government	$442,966,598
Other	289,344,827
Sales and Maturities:
U.S. Government	$501,892,700
Other	193,829,811

At May 31, 2018, the cost of securities for income tax purposes and the gross unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Cost of investments	$2,044,988,511
Gross unrealized appreciation	5,902,956
Gross unrealized depreciation	(52,598,271)
Net depreciation on investments	$(46,695,315)

Note 4 – ADVISORY, SPECIAL ADMINISTRATIVE SERVICES, DISTRIBUTION AND SERVICE FEES

The Trust has entered into an Advisory Agreement with the Advisor to provide the Fund with investment management services. Pursuant to the Advisory Agreement, the Advisor is entitled to receive a fee, calculated daily, and paid monthly at the annual rate of 0.30% of the Fund’s average daily net assets. For the fiscal year ended May 31, 2018, the Advisor was entitled to receive advisory fees of $6,168,988.

The Advisor also provides certain Community Reinvestment Act-related administrative services to financial institution holders of CRA Shares of the Fund pursuant to a Special Administrative Services Agreement with the Trust. Pursuant to such Agreement, the Advisor is entitled to receive a fee of 0.20% of the average daily net asset value of the CRA Shares held by such financial institutions. For the fiscal year ended May 31, 2018, the Advisor was entitled to receive fees of $3,111,906 pursuant to the Special Administrative Services Agreement.

The Community Reinvestment Act Qualified Investment Fund

The Trust has adopted separate Distribution Plans pursuant to Rule 12b-1 under the Act with respect to the Fund’s CRA Shares and Retail Shares, which permit the Fund to pay certain expenses associated with the distribution of its CRA Shares and Retail Shares. The Distribution Plan for CRA Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to CRA Shares for distribution and other services and the assumption of related expenses. The Distribution Plan for Retail Shares provides that the Fund will pay the Fund’s distributor annual fees of up to 0.25% of the Fund’s average daily net assets attributable to Retail Shares for distribution services and the assumption of related expenses. For the fiscal year ended May 31, 2018, the Fund incurred distribution expenses of $3,889,841 and $147,207 with respect to CRA Shares and Retail Shares, respectively.

The Trust has adopted a Services Plan with respect to the Fund’s Retail Shares. Pursuant to the Services Plan, the Trust enters into servicing agreements with financial institutions that agree to provide certain personal liaison and administrative support services to their customers who are the beneficial owners of Retail Shares of the Fund in consideration for payment of up to a maximum of 0.50% (comprised of up to 0.25% for personal liaison services and up to 0.25% for administrative support services) per year of the average daily net asset value of the Retail Shares beneficially owned by such customers. The Trust will limit fees to an aggregate fee of not more than 0.10% under the Services Plan for personal liaison and administrative support services through May 31, 2018. For the fiscal year ended May 31, 2018, the Fund incurred expenses under the Services Plan of $58,883.

The Advisor has contractually agreed to waive fees and reimburse expenses until September 30, 2018 to the extent total annualized expenses (excluding acquired Fund fees and expenses) exceed 1.00%, 0.55%, and 0.90%, of the average daily net assets of each of CRA Shares, Institutional Shares and Retail Shares, respectively. The Advisor did not waive fees or reimburse expenses during the fiscal year ended May 31, 2018.

The President, Treasurer and Chief Compliance Officer of the Fund are affiliated with the Advisor.

Note 5 – DISTRIBUTIONS TO SHAREHOLDERS

The Fund has qualified and intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code for federal income tax purposes and to distribute all of its taxable income and net capital gains. Accordingly, no provision has been made for federal income taxes.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital, undistributed net investment income or accumulated net realized gain, as appropriate, in the period that the differences arise.

Accordingly, the following permanent differences as of May 31, 2018, which are primarily attributable to the different treatment for gains and losses on paydowns of mortgage-backed and asset-backed securities, were reclassified to/from the following accounts:

Increase Undistributed Net Investment Income	Decrease Accumulated Net Realized Gain
$4,651,120	$(4,651,120)

This reclassification had no effect on net asset value per share.

The tax character of dividends declared for each fiscal year indicated was as follows:

	Fiscal Year Ended May 31, 2018	Fiscal Year Ended May 31, 2017
Distributions declared from:
Ordinary income	$47,289,101	$44,569,067
Total Distributions	$47,289,101	$44,569,067

The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

As of May 31, 2018, the components of accumulated losses on a tax basis were as follows:

Undistributed ordinary income	$3,374,936
Capital loss carryforwards	(32,598,695)
Post-October losses	(10,842,772)
Other temporary differences	(2,175,878)
Unrealized depreciation, net	(48,087,354)
Accumulated losses, net	$(90,329,763)

Under the Regulated Investment Company Modernization Act of 2010, funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

The Community Reinvestment Act Qualified Investment Fund

As of May 31, 2018, the Fund had post-enactment capital loss carryforwards outstanding as follows:

Short-Term	Long-Term	Total Capital Loss Carryforwards
$ 8,573,455	$ 24,025,240	$ 32,598,695

Post October losses represent losses realized on investment transactions from November 1, 2017 through May 31, 2018 that, in accordance with Federal income tax regulations, the Fund elected to defer $1,853,591 short-term and $8,989,181 long-term as having arisen in the following year.

Note 6 – CONCENTRATION/RISK

The Fund had significant holdings in Fannie Mae, Freddie Mac and Ginnie Mae mortgage-backed securities, FHA Project Loans and certain state municipal bonds. Investments in these issues could represent a concentration of credit risk.

Note 7 – IN-KIND TRANSACTIONS

During the year ended May 31, 2018, the Fund issued shares of beneficial interest in exchange for securities. These securities were transferred at their current value of $24,211,584. In return, the Fund issued 2,287,514 CRA Shares and 916 Institutional Shares.

Note 8 – SUBSEQUENT EVENTS

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events. Based on this evaluation, no additional disclosures or adjustments were required to the financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board Trustees of Community Capital Trust and Shareholders of The CRA Qualified Investment Fund

Opinion on the financial statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of The CRA Qualified Investment Fund (a fund in Community Capital Trust) (the “Fund”) as of May 31, 2018, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years then ended, and the financial highlights for each of the five years then ended, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2018, and the results of its operations for the year then ended, the changes in its net assets for each of the two years then ended, and its financial highlights for each of the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

Basis for opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Fund in accordance with U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the auditing standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures include examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as May 31, 2018, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

/s/ GRANT THORNTON LLP

We have served as the Fund’s auditor since 2003.

New York, New York
July 30, 2018

The Community Reinvestment Act Qualified Investment Fund

Proxy Policies (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-877-272-1977 and (ii) on the Securities and Exchange Commission website at http://www.sec.gov.

N-Q Filings (Unaudited)

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (the “SEC”) for its first and third fiscal quarters on Form N-Q which would be for the fiscal quarters ending February 28 (February 29 during leap year) and August 31. The Form N-Q filing must be made within 60 days of the end of the appropriate quarter. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov, or they may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (call 800-732-0330 for information on the operation of the Public Reference Room).

Notice to Shareholders (Unaudited)

For purposes of the Internal Revenue Code (“IRC”), the Fund is designating the following items with regard to distributions paid during the fiscal year ended May 31, 2018:

Long-Term Capital Gain Distributions	Ordinary Income Distributions	Total Distributions	Qualifying for Corporate Dividends Received Deduction (1)	Qualifying Dividend Income (2)	U.S. Government Interest (3)	Interest Related Dividends (4)	Short-Term Capital Gain Dividends (5)
0.00%	100.00%	100.00%	0.00%	0.00%	2.44%	98.83%	0.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Fund to designate the maximum amount permitted by law.

(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income. Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders of the Fund who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income tax.

(4)	The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distributions. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5)	The percentage of this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distributions that are exempted from U.S. withholding tax when paid to foreign investors.

Trustees and Officers (Unaudited)

The business and affairs of the Trust are managed under the direction of the Trust’s Board of Trustees in accordance with the laws of the State of Delaware and the Trust’s Declaration of Trust. Information pertaining to the trustees and officers of the Trust is set forth below. Trustees who are not deemed to be “interested persons” of the Trust as defined in the 1940 Act are referred to as “Independent Trustees.” Trustees who are deemed to be “interested persons” of the Trust are referred to as “Interested Trustees.” The Fund’s Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 1-877-272-1977.

The Community Reinvestment Act Qualified Investment Fund

Name, Address and Age[1]	Position(s) Held with the Trust	Served in Position Since[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
INDEPENDENT TRUSTEES
John E. Taylor Age 68	Chairman of the Board and Trustee	6/1/99	President and Chief Executive Officer, National Community Reinvestment Coalition, January 1992 to present.	2	None
Burton Emmer Age 81	Trustee	6/1/99	Assistant to Chief Executive Officer, CHS Electronics, Inc., October 1998 to December 2000; Partner, Grant Thornton LLP (certified public accountants), August 1979 to August 1998.	2	None
Heinz Riehl Age 82	Trustee	6/1/99	President, Riehl World Training & Consulting, Inc. (bank consulting), 1996 to present;	2	None
Irvin M. Henderson Age 62	Trustee	6/26/00	President and Chief Executive Officer, Henderson & Company (consulting firm), 1993 to present.	2	None
Robert O. Lehrman Age 83	Trustee	9/29/00	Business consultant and special counsel; Chairman, Advisory Board, Lodestone Banking Consultancy; formerly, Director, Community Capital Bank, New York, NY; formerly, President and Chief Executive Officer, Community Bankers Association, New York.	2	None
OFFICERS
David K. Downes c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age 78	President	1/29/04	Chairman, Community Capital Management, Inc. since February 2015; Chief Executive Officer, Community Capital Management, Inc. from January 2004 to February 2015.	N/A	N/A
Alyssa D. Greenspan, c/o Community Capital Management, Inc. 2500 Weston Road, Suite 101 Weston, FL 33331 Age 46	Vice President	10/22/10	President, Community Capital Management, Inc. since January 2015; Chief Operating Officer, Community Capital Management, Inc. since June 2009; Senior Vice President and Portfolio Manager, Community Capital Management, Inc. since May 2003.	N/A	N/A

Name, Address and Age[1]	Position(s) Held with the Trust	Served in Position Since[2]	Principal Occupation(s) During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee[3]	Other Directorships Held by Trustee[4]
OFFICERS (Continued)
Jessica Botelho c/o Community Capital Management, Inc. 10800 Sikes Place, Suite 130 Charlotte, NC 28277 Age: 34	Vice President	10/21/16	Director of CRA & Impact Research, Community Capital Management, Inc. since July 2017; Director, Shareholder Relations, Community Capital Management, Inc. since May 2015; Associate Director, Shareholder Relations, Community Capital Management, Inc. from May 2013 to April 2015; Assistant Vice President, Acadian Asset Management from August 2011 to July 2012; Client Service Associate, Acadian Asset Management from October 2008 to August 2011.	N/A	N/A
James H. Malone, CFA c/o Community Capital Management, Inc. 2500 Weston Road Suite 101 Weston, FL 33331 Age 47	Treasurer	4/1/14	Chief Financial Officer of Community Capital Management, Inc. since July 2013; Director of Investment Platforms, since September 2011; Managing Director, Harbourside Consulting Group, LLC from September 2009 to August 2011; Vice President, Investment Platform Division at Franklin Templeton from November 2007 to May 2009.	N/A	N/A
Stefanie J. Little Little Consulting Group, Inc. 11 Gina Marie Lane Elkton, MD 21921 Age 50	Chief Compliance Officer	12/18/09	President, Little Consulting Group, Inc. since 2011; Managing Member, SEC Compliance Alliance, LLC since 2012; Attorney, Cipperman & Company from 2007 to 2011; Director, Cipperman Compliance Services, LLC from 2009 to 2011; Chief Compliance Officer of Community Capital Management, Inc. since January 2010; Director, Legal & Contract Management, Brandywine Global Investment Management, LLC from 2004 to 2007.	N/A	N/A
Michael P. Malloy Drinker Biddle & Reath LLP One Logan Square Suite 2000 Philadelphia, PA 19103 Age 58	Secretary	6/1/99	Partner, Drinker Biddle & Reath LLP (law firm) since 1993.	N/A	N/A

1.	Each Trustee may be contacted by writing to the Trustee, c/o Community Capital Management, Inc., 2500 Weston Road, Suite 101, Weston, Florida 33331.
2.	Each Trustee holds office until he resigns, is removed or dies. The president, treasurer and secretary shall hold office for a one year term and until their respective successors are chosen and qualified, or until such officer dies or resigns.
3.	The Fund Complex consists of the Trust. The Trust has two portfolios, the Fund and the CCM Alternative Income Fund.
4.	Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e., “public companies”) or other investment companies registered under the 1940 Act.

The Community Reinvestment Act Qualified Investment Fund

Approval of Advisory Agreement (Unaudited)

At a meeting held on April 26-27, 2018, the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” (as defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the continuation of the Trust’s Advisory Agreement with the Advisor with respect to The Community Reinvestment Act Qualified Investment Fund (the “Fund”) for an additional one-year period. The Advisor reviewed and responded to Trustees’ questions concerning the materials relating to the Advisory Agreement, in particular, a letter from the Advisor responding to specific questions from the Trustees relating to the Advisory Agreement. Among other things, those materials and the Advisor’s presentation covered: (i) the nature, extent and quality of the Advisor’s services provided to the Fund; (ii) the experience and qualifications of the Advisor’s personnel involved in the management of the Trust; (iii) the Advisor’s investment philosophy and process; (iv) the Advisor’s assets under management; (v) the current advisory fee arrangement for the Fund and the Advisor’s separate account fees; (vi) the performance of the Fund and the advisory fee and expenses as compared to other funds; (vii) the Advisor’s financial statements and profitability; and (viii) other possible benefits to the Advisor arising from its advisory and other relationships with the Trust.

The Trustees then met in executive session with counsel to the Trust. The Trustees discussed the information that had been provided to them in connection with the continuation of the Advisory Agreement, including the matters covered at the April 13, 2018 special meeting of the Board that had been called to review and discuss the materials and information the Board had requested from the Advisor relating to the Advisory Agreement. In connection with such continuation, counsel to the Trust reviewed his firm’s memorandum outlining the Trustees’ duties and responsibilities in connection with the continuation of the Advisory Agreement. After further discussion concerning the continuation of the Advisory Agreement, the Trustees, including a majority of the Independent Trustees, reached the following conclusions: (i) the Advisor has the capabilities, resources and personnel necessary to manage the Fund; (ii) based on the services that the Advisor would provide to the Fund under the Advisory Agreement and the expenses incurred by the Advisor in the performance of such services, the compensation to be paid to the Advisor was fair and equitable; (iii) the difference in management fees between the Fund and the separate accounts managed by the Advisor was reasonable in light of the differing service levels and portfolio management requirements; (iv) the Advisor’s direct and indirect expenses in providing advisory services to the Fund were reasonable; and (v) breakpoints were currently not relevant to the Fund given its asset size. Based upon such information as they considered necessary to the exercise of their reasonable business judgment, the Trustees, including all of the Independent Trustees, concluded that it was in the best interests of the Fund to continue the Advisory Agreement with the Advisor for an additional one-year period.

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Administrator and Transfer Agent:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Drinker Biddle & Reath LLP

One Logan Square

Suite 2000

Philadelphia, PA 19103-6996

Independent Registered Public Accounting Firm:

Grant Thornton LLP

757 Third Avenue

New York, NY 10017

Custodian:

U.S. Bank, National Association

50 South 16th Street

Suite 2000

20th Floor

EX-PA-WBSP

Philadelphia, PA 19102

Board of Trustees:

John E. Taylor, Chairman of the
Board of Trustees

Burton Emmer, Trustee

Heinz Riehl, Trustee

Irvin M. Henderson, Trustee

Robert O. Lehrman, Trustee

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded by or accompanied by the Fund’s prospectus. An investor should read the prospectus carefully before investing or sending money. A prospectus may be obtained by calling the Fund at 1-877-272-1977.

2500 Weston Road ■ Suite 101 ■ Weston, FL 33331

954-217-7999 ■ Fax: 954-385-9299 ■ Toll Free: 877-272-1977 ■ www.ccminvests.com

Item 2.	Code of Ethics.

(a)	The Registrant has, as of the end of the period covered by this report, adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b)	During the period covered by this report, there were no amendments to any provision of the code of ethics.

(c)	During the period covered by this report, there were no waivers or implicit waivers of a provision of the code of ethics.

Item 3.	Audit Committee Financial Expert.

The Registrant's Board of Trustees has determined that Burton Emmer, a member of the Registrant's Board of Trustees and Audit Committee, qualifies as an audit committee financial expert. Mr. Emmer is "independent" as that term is defined in paragraph (a)(2) of this Item's instructions.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees. The aggregate fees billed for each of the last two fiscal years for professional services rendered by the Registrant's principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $91,450 and $86,975 for fiscal years ended May 31, 2018 and 2017, respectively.

(b)	Audit-Related Fees. The aggregate fees billed in each of the last two fiscal years for assurance and related services by the Registrant's principal accountant that are reasonably related to the performance of the audit of the Registrant's financial statements and not reported under paragraph (a) of this Item were $0 and $1,050 for the fiscal years ended May 31, 2018 and 2017, respectively.

(c)	Tax Fees. The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance were $10,050 and $9,400 for the fiscal years ended May 31, 2018 and 2017, respectively.

(d)	All Other Fees. The aggregate fees billed in each of the last two fiscal years for products and services provided by the Registrant's principal accountant, other than the services reported in paragraphs (a) through (c) of this Item were $0 and $0 for the fiscal years ended May 31, 2018 and 2017, respectively.

(e)(1)	The audit committee does not have pre-approval policies and procedures. Instead, the audit committee chairman approves on a case-by-case basis each audit or non-audit service before the accountant is engaged by the Registrant.

(e)(2)	There were no services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable. The percentage of hours expended on the principal accountant's engagement to audit the Registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was [zero percent (0%)].

(g)	All non-audit fees billed by the Registrant's principal accountant for services rendered to the Registrant for the fiscal years ended May 31, 2017 and May 31, 2016 are disclosed in (b)-(d) above. There were no audit or non-audit services performed by the Registrant's principal accountant for the Registrant's adviser.

(h)	Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Schedule of Investments.

Included in Annual Report to Stockholders filed under Item 1 of this form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant's board of trustees.

Item 11.	Controls and Procedures.

(a)	The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Items 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Items 13.	Exhibits.

(a)(1)	Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 11(a)(1) of the Registrant's Form N-CSR filed on August 9, 2004 (Accession Number 0001144204-04-011369).

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Community Capital Trust

By (Signature and Title)*	/s/ David K. Downes
David K. Downes, President/Principal Executive Officer

Date:	August 7, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ David K. Downes
David K. Downes, President/Principal Executive Officer

Date:	August 7, 2018

By (Signature and Title)*	/s/ James H. Malone
James H. Malone, Treasurer/Principal Financial Officer

Date:	August 7, 2018

*	Print the name and title of each signing officer under his or her signature.